     As filed with the Securities and Exchange Commission on April 30, 2007


                                                     FILE NO. 2-77283; 811-03457

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                      PRE-EFFECTIVE AMENDMENT NO. ___ [ ]


                       POST-EFFECTIVE AMENDMENT NO. 38 [X]


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                              AMENDMENT NO. 74 [X]


                                   ----------

                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                           (Exact Name of Registrant)

                                   ----------

                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                   ----------

                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive offices of Depositor)
                   Depositor's Telephone Number: 215-956-8000

                                   ----------

                                Susan T. Deakins
                        Vice President and Chief Actuary
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044

                                    Copy to:
                                Michael Berenson
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004

                                   ----------

     Title of Securities Being Registered: Individual Variable Annuity Contracts
- Flexible Purchase Payments.

     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]  on May 1, 2007 pursuant to paragraph (b) of Rule 485.


[ ]  60 days after filing pursuant to paragraph (a) of Rule 485.

[ ]  on (date) pursuant to paragraph (a) of Rule 485.

Title of Securities Being Registered: Individual Variable and Fixed Annuity Contracts - Flexible Purchase Payments

================================================================================

PROSPECTUS -- MAY 1, 2007


Individual Annuity Contracts With Variable Benefit Provisions -- Flexible Purchase Payments

DIVERSIFIER II

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
Philadelphia, Pennsylvania 19172 - Telephone (800) 523-0650


This prospectus describes two annuity contracts ("Contracts") offered by the Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company") and contains information that you should know before purchasing a Contract. Please read it carefully and save it for future reference.


Each Contract is an agreement between you and Penn Mutual. One Contract is an individual fixed and variable annuity contract. The other is a variable annuity contract that is available only if you own a companion fixed annuity contract issued by us.

Under either Contract, you agree to make one or more payments to us and we agree to pay annuity and other benefits at a future date. The Contract




- has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see investment options on next page),

- is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out, and

- allows you to choose to receive your annuity payments over different periods of time, including your lifetime.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. It is a crime for anyone to tell you otherwise.

The Contracts are not suitable for short-term investment. You may pay a deferred sales charge on early withdrawals. If you withdraw money before age 59 1/2, you may pay a 10% additional income tax. Your Contract is not a bank deposit and is not federally insured.

You may return your Contract within ten days of receipt for a full refund of the Contract Value (or purchase payments, if required by law). Longer free look periods apply in some states. To return your Contract, simply deliver or mail it to our office or to our representative who delivered the Contract to you. The date of the cancellation will be the date we receive your Contract. Your purchase payment will be allocated to the Subaccounts you have selected on the date we issue your Contract.


You may obtain a Statement of Additional Information, dated May 1, 2007, from us free of charge by writing to The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or you can call us 800-523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission (the "Commission') and we incorporate it by reference into this prospectus. The table of contents of the Statement of Additional Information is at the end of this prospectus.



The Commission maintains a web site (http://www.sec.gov) that contains this prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under either Contract, you may direct us to invest your payments in one or more of the following underlying funds (the "Funds") through Penn Mutual Variable Annuity Account III (the "Separate Account").


Penn Series Funds, Inc.                                     Manager
   Money Market Fund                                        Independence Capital Management, Inc.
   Limited Maturity Bond Fund                               Independence Capital Management, Inc.
   Quality Bond Fund                                        Independence Capital Management, Inc.
   High Yield Bond Fund                                     T. Rowe Price Associates, Inc.
   Flexibly Managed Fund                                    T. Rowe Price Associates, Inc.
   Growth Stock Fund                                        T. Rowe Price Associates, Inc.
   Large Cap Value Fund                                     Lord, Abbett & Co. LLC
   Large Cap Growth Fund                                    ABN AMRO Asset Management, L.P.
   Index 500 Fund                                           Wells Capital Management Incorporated
   Mid Cap Growth Fund                                      Turner Investment Partners, Inc.
   Mid Cap Value Fund                                       Neuberger Berman Management Inc.
   Strategic Value Fund                                     Lord, Abbett & Co. LLC
   Small Cap Growth Fund                                    Bjurman, Barry & Associates
   Small Cap Value Fund                                     Goldman Sachs Asset Management, L.P.
   International Equity Fund                                Vontobel Asset Management, Inc.
   REIT Fund                                                Heitman Real Estate Securities LLC
Neuberger Berman Advisers Management Trust                  Manager
   Balanced Portfolio                                       Neuberger Berman Management Inc.
Fidelity Investments' Variable Insurance Products Fund      Manager
   Equity-Income Portfolio                                  Fidelity Management & Research Company
   Growth Portfolio                                         Fidelity Management & Research Company
Fidelity Investments' Variable Insurance Products Fund II   Manager
   Asset Manager Portfolio                                  Fidelity Management & Research Company
Van Kampen's The Universal Institutional Funds, Inc.        Manager
   Emerging Markets Equity (International) Portfolio        Van Kampen


A prospectus for each of these Funds accompanies this prospectus.

PROSPECTUS CONTENTS



GLOSSARY..................................................................     5
EXPENSES..................................................................     6
EXAMPLES OF FEES AND EXPENSES.............................................     9
CONDENSED FINANCIAL INFORMATION...........................................     9
FINANCIAL STATEMENTS......................................................    10
THE PENN  MUTUAL LIFE INSURANCE COMPANY...................................    10
THE SEPARATE ACCOUNT......................................................    10
   Investment Options in the Separate Account.............................    10
      Penn Series Funds, Inc..............................................    10
      Neuberger Berman Advisers Management Trust..........................    12
      Fidelity Investments' Variable Insurance Products Fund..............    12
      Fidelity Investments' Variable Insurance Products Fund II...........    12
      Van Kampen's The Universal Institutional Funds, Inc.................    12
   Voting Instructions....................................................    13
   Accumulation Units - Valuation.........................................    13
THE FIXED INTEREST ACCOUNT................................................    13
THE CONTRACTS.............................................................    13
   How Do I Purchase a Contract?..........................................    14
   What Types of Annuity Payments May I Choose?...........................    15
      Variable Annuity Payments...........................................    15
      Fixed Annuity Payments Under a Variable/Fixed Contract..............    15
      Other Information...................................................    15
   What Are the Death Benefits Under My Contract?.........................    16
   May I Transfer Money Among Investment Options?.........................    17
      Variable/Fixed Contracts............................................    17
      Variable Contract...................................................    17
      General Rules.......................................................    17
      Frequent Trading Risks..............................................    17
      Frequent Trading Policies...........................................    18
      Dollar Cost Averaging...............................................    18
      Automatic Rebalancing...............................................    18
      Additional Information..............................................    18
   May I Withdraw Any of My Money?........................................    19
      403(b) Withdrawals..................................................    19
   Deferment of Payments and Transfers....................................    19
   What Charges Do I Pay?.................................................    20
      Administration Charges..............................................    20
      Mortality and Expense Risk Charge...................................    20
      Contingent Deferred Sales Charge....................................    20
      Variable/Fixed Contract.............................................    20
      Variable Contract...................................................    21
      Other Information...................................................    21
      Underlying Fund Charges.............................................    21
      Premium Taxes.......................................................    21
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT.........................    22
      General Information.................................................    22

      Loans Under Section 403(b) Contracts................................    23
FEDERAL INCOME TAX CONSIDERATIONS.........................................    23
      Withdrawals and Death Benefits......................................    23
      Annuity Payments....................................................    23
      Early Withdrawals...................................................    24
      Transfers...........................................................    24
      Separate Account Diversification....................................    24
      Qualified Plans.....................................................    24
      Distribution Arrangements...........................................    25
STATEMENT OF ADDITIONAL INFORMATION CONTENTS..............................    27
APPENDIX A................................................................   A-1

GLOSSARY

     Accumulation Period: A period that begins with your first purchase payment and ends on the Annuity Date.

     Accumulation Unit: If you own a Variable/Fixed Contract, this is a unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date. If you own a Variable Contract, this is a unit of measure used to compute Contract Value prior to the Annuity Date.

     Administrative Office: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

     Annuitant: The person during whose life annuity payments are made.

     Annuity Date: The date on which annuity payments start.

     Annuity Payout Period: The period of time, starting on the Annuity Date, during which we make annuity payments.

     Annuity Unit: A unit of measure used to calculate the amount of each variable annuity payment.

     Beneficiary: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.


     Contract: The combination variable and fixed annuity contract or the variable annuity contract described in this prospectus.


     Contract Owner: The person named in the Contract as the Contract Owner.

     Contract Value: If you own a Variable/Fixed Contract, this is the sum of the Variable Account Value and the Fixed Interest Account Value. If you own a Variable Contract, this is the Variable Account Value.


     Contract Year: Each twelve-month period following the contract date.



     Dollar Cost Averaging Accounts: The two fixed account options available under the Contract that are used in conjunction with our dollar cost averaging program. We offer a Six Month Dollar Cost Averaging Account and a Twelve Month Dollar Cost Averaging Account.



     Fixed Interest Account Value: The value of amounts held under the Variable/Fixed Contract in the fixed interest account.


     Fund: An open-end management investment company registered with the Securities and Exchange Commission (commonly known as a "mutual fund") in which a Subaccount of a Separate Account invests all of its assets.

     Separate Account: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.

     Subaccount: A division of the Separate Account which holds shares of the Funds.


     Valuation Period: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.


     Variable Account Value: The value of amounts held under the Contract in all Subaccounts of the Separate Account.




     Variable Contract: The variable annuity contract described in this prospectus.


     Variable/Fixed Contract: The combination variable and fixed annuity contract described in this prospectus.

     We or Us: "We" or "us" means The Penn Mutual Life Insurance Company, also referred to in this prospectus as Penn Mutual or the Company.


     You: "You" means the Contract Owner or prospective Contract Owner.

EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.


Contract Owner Transaction Expenses
   Sales Load Imposed on Purchase Payments..............................   None
   Maximum Contingent Deferred Sales Charge
      Variable/Fixed Contract...........................................   7%(a)
      Variable Contract.................................................   5%(b)
   Transfer Fee.........................................................   None


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Maximum Annual Contract Administration Charge..........................   $  30
Separate Account Annual Expenses (as a percentage of
   Variable Account Value)
   Mortality and Expense Risk Charge...................................    1.25%
   Account Fees and Expenses...........................................    None
Total Separate Account Annual Expenses.................................    1.25%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


Total Annual Fund Operating Expenses                   Minimum   Maximum
------------------------------------                   -------   -------
(expenses that are deducted from Fund assets,
   including management fees and other expenses)....   0.37%(c)  1.63%(d)



----------
(a) You pay this charge as a percentage of the amount that you withdraw. This charge will never be more than 8 1/2% of purchase payments that you allocate to the Separate Account. After your first Contract Year, you will not pay this charge on your first withdrawal in a Contract Year unless it exceeds 10% of your Contract Value. See What Charges Do I Pay? in this prospectus.



(b) You pay this charge as a percentage of the amount that you withdraw, or as a percentage of the total purchase payments that you made within seven years of the withdrawal, whichever is less. You will not pay this charge on that portion of the first withdrawal that you make in a Contract Year that does not exceed 10% of the purchase payments that you made one year or more prior to the withdrawal. See What Charges Do I Pay? in this prospectus.



(c) The minimum total operating expenses of the Funds for the most recent fiscal year was less than the amount shown above because the Administrative and Corporate Services Agent (the "Agent") voluntarily waived a portion of its fees and/or reimbursed expenses to keep the Index 500 Fund's total operating expenses at 0.35% The Agent may change or eliminate all or part of this voluntary waiver at any time.



(d) After a voluntary waiver by the adviser of a portion of its fee, which would have otherwise been payable by the Fund, the maximum total operating expenses of the Emerging Markets Equity (International) Fund was 1.62% The adviser may terminate this voluntary waiver at any time at its sole discretion.

Penn Series Funds, Inc.
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                                           Total                 Net
                                 Management     Other      Fund       Fee       Fund
                                    Fees      Expenses   Expenses   Waivers   Expenses
                                 ----------   --------   --------   -------   --------
Money Market..................      0.20%       0.30%      0.50%    0.00%     0.50%
Limited Maturity Bond.........      0.30%       0.32%      0.62%    0.00%     0.62%
Quality Bond..................      0.33%       0.28%      0.61%    0.00%     0.61%
High Yield Bond...............      0.50%       0.35%      0.85%    0.00%     0.85%
Flexibly Managed..............      0.60%       0.24%      0.84%    0.00%     0.84%(1)
Growth Stock..................      0.64%       0.33%      0.97%    0.00%     0.97%(1)
Large Cap Value...............      0.60%       0.28%      0.88%    0.00%     0.88%(1)
Large Cap Growth..............      0.55%       0.33%      0.88%    0.00%     0.88%(1)
Index 500.....................      0.07%       0.30%      0.37%    0.00%     0.37%(3)
Mid Cap Growth................      0.70%       0.32%      1.02%    0.02%(2)  1.00%(1)
Mid Cap Value.................      0.55%       0.29%      0.84%    0.00%     0.84%(1)
Strategic Value...............      0.72%       0.35%      1.07%    0.00%     1.07%(1)
Small Cap Growth..............      0.73%       0.29%      1.02%    0.00%     1.02%(1)
Small Cap Value...............      0.85%       0.29%      1.14%    0.00%     1.14%
International Equity..........      0.85%       0.35%      1.20%    0.00%     1.20%(1)
REIT..........................      0.70%       0.30%      1.00%    0.00%     1.00%



----------
These expenses are for the fiscal year ended December 31, 2006.


(1) Certain sub-advisers have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture were:


Flexibly Managed       0.83%
Growth Stock           0.96%
Large Cap Value        0.87%
Large Cap Growth       0.86%
Mid Cap Growth         0.96%
Mid Cap Value          0.81%
Strategic Value        1.06%
Small Cap Growth       1.02%
International Equity   1.19%


(2) The Agent has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as the Agent to the Fund, to the extent necessary to keep operating expenses from exceeding 1.00% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund.

(3) The Fund's actual total operating expenses for the most recent fiscal year were less than the amount shown above because the Agent voluntarily waived a portion of its fees and/or reimbursed expenses to keep total operating expenses at 0.35%. The Agent may change or eliminate all or part of this voluntary waiver at any time.

Neuberger  Berman Advisers Management Trust (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                             Management     Other    Total Fund
                                                 Fee      Expenses    Expenses
                                             ----------   --------   ----------
Balanced..................................      0.55%       0.64%       1.19%



----------
(a) These expenses are for the fiscal year ended December 31, 2006. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 1.18%.


Fidelity Investments' Variable Insurance Products Fund (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                             Management     Other    Total Fund
                                                 Fee      Expenses    Expenses
                                             ----------   --------   ----------
Equity-Income.............................      0.47%       0.10%       0.57%
Growth....................................      0.57%       0.11%       0.68%



----------
(a) These expenses are for the fiscal year ended December 31, 2006. Some of the brokerage commissions paid by the funds reduced the expenses shown in this table. With these reductions, net total expenses were 0.56% for the Equity-Income Portfolio and 0.67% for the Growth Portfolio.


Fidelity Investments' Variable Insurance Products Fund II (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                             Management     Other    Total Fund
                                                 Fee      Expenses    Expenses
                                             ----------   --------   ----------
Asset Manager.............................      0.52%       0.13%       0.65%



----------
(a) These expenses are for the fiscal year ended December 31, 2006. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.63%.


Van Kampen's The Universal Institutional Funds, Inc. (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                             Management     Other    Total Fund
                                                 Fee      Expenses    Expenses
                                             ----------   --------   ----------
Emerging Markets Equity (International)...      1.23%       0.40%     1.63%(b)



----------
(a)  These expenses are for the fiscal year ended December 31, 2006.



(b) The total expenses for the Emerging Markets Equity (International) Fund after a voluntary fee waiver of 0.01% by the Fund's adviser were 1.62%. The adviser may terminate this voluntary waiver at any time at its sole discretion.


     Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments'

Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. for additional information on Fund expenses.


     You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See What Charges Do I Pay? in this prospectus.


EXAMPLES OF FEES AND EXPENSES

     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual waivers, if any.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




     (1) If you surrender your Variable Contract at the end of the applicable time period:


                                               One    Three    Five      Ten
                                              Year    Years    Years    Years
                                              ----   ------   ------   ------
Assuming Maximum Total Annual Fund Expenses   $791   $1,374   $1,821   $3,202
Assuming Minimum Total Annual Fund Expenses   $665   $1,011   $1,205   $1,921


     (2) If you do not surrender your Contract or if you annuitize at the end of the applicable time period:


                                               One   Three    Five      Ten
                                              Year   Years    Years    Years
                                              ----   -----   ------   ------
Assuming Maximum Total Annual Fund Expenses   $291    $892   $1,518   $3,202
Assuming Minimum Total Annual Fund Expenses   $165    $511   $  881   $1,921



     (3) If you surrender your Variable/Fixed Contract at the end of the applicable time period and made purchase payments only during the first Contract Year:



                                               One    Three    Five      Ten
                                              Year    Years    Years    Years
                                              ----   ------   ------   ------
Assuming Maximum Total Annual Fund Expenses   $936   $1,374   $1,821   $3,202
Assuming Minimum Total Annual Fund Expenses   $818   $1,013   $1,259   $1,921



     (4) If you surrender your Variable/Fixed Contract at the end of the applicable time period and made purchase payments after the first Contract Year:



                                               One    Three    Five      Ten
                                              Year    Years    Years    Years
                                              ----   ------   ------   ------
Assuming Maximum Total Annual Fund Expenses   $936   $1,374   $1,871   $3,315
Assuming Minimum Total Annual Fund Expenses   $818   $1,013   $1,205   $2,050


CONDENSED FINANCIAL INFORMATION


     Appendix A to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

FINANCIAL STATEMENTS



     The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.


THE PENN  MUTUAL LIFE INSURANCE COMPANY

     Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contracts.

THE SEPARATE ACCOUNT

     Penn Mutual established Penn Mutual Variable Annuity Account III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into Subaccounts that invest in shares of different mutual funds.


     - The income, gains and losses, whether or not realized, of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any Subaccount.


     - The Separate Account and its Subaccounts are not responsible for the liabilities of any other business of Penn Mutual.


     The financial statements of the Subaccounts of the Separate Account for the year ended December 31, 2006 are included in the Statement of Additional Information referred to on the cover page of this prospectus.





Investment Options in the Separate Account

The Separate Account currently has Subaccounts that invest in the following
Funds:

Penn Series Funds, Inc.

     Money Market Fund -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

     Limited Maturity Bond Fund -- seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

     Quality Bond Fund -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

     High Yield Bond Fund -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; high-yield/high-risk fixed income securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

     Flexibly Managed Fund -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

     Growth Stock Fund -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

     Large Cap Value Fund -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

     Large Cap Growth Fund -- seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.


     Index 500 Fund -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange; "S&P 500 Index" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc.; the Fund is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


     Mid Cap Growth Fund -- seeks to maximize capital appreciation by investing primarily in common stocks of mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that have strong earnings growth potential.

     Mid Cap Value Fund -- seeks to achieve growth of capital by investing primarily in mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that are undervalued.


     Strategic Value Fund -- seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index; the Fund seeks to invest in well-managed companies whose stock prices are undervalued.


     Small Cap Growth Fund -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

     Small Cap Value Fund -- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations in the range of those companies included in the Russell 2000 Value Index.


     International Equity Fund -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities; the investments will consist principally of equity securities of European and Pacific Basin countries.


     REIT Fund -- seeks to achieve a high total return consistent with reasonable investment risks by investing in equity securities of real estate investment trusts.

     Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. ABN AMRO Asset Management, Inc., Chicago, Illinois, is investment sub-adviser to the Large Cap Growth Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed, Growth Stock and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Lord, Abbett &

Co., Jersey City, New Jersey, is investment sub-adviser to the Strategic Value and Large Cap Value Funds. Goldman Sachs Asset Management, L.P., New York, New York, is investment sub-adviser to the International Equity Fund. Heitman Real Estate Securities LLC, Chicago, Illinois, is investment sub-adviser to the REIT Fund. Bjurman, Barry & Associates, Los Angeles, California, is investment sub-adviser to the Small Cap Growth Fund.

Neuberger Berman Advisers Management Trust:

     Balanced Portfolio -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

     Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

Fidelity Investments' Variable Insurance Products Fund:


     Equity-Income Portfolio -- seeks reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the Fund will also consider the potential for capital appreciation; the Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.



     Growth Portfolio -- seeks to achieve capital appreciation; the Fund normally purchases common stocks, although its investments are not restricted to any one type of security; capital appreciation may also be found in other types of securities, including bonds and preferred stocks.


     Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

Fidelity Investments' Variable Insurance Products Fund II:

     Asset Manager Portfolio -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

     Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

Van Kampen's The Universal Institutional Funds, Inc.:


     Emerging Markets Equity (International) Portfolio -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers; the Fund will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.


     Morgan Stanley Investment Management Inc., New York, New York, doing business as Van Kampen, is investment adviser to the Emerging Markets Equity (International) Portfolio.

     Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company. Shares of Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund and Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. are offered not only to variable annuity and variable life separate accounts of Penn Mutual, but also to such accounts of other insurance companies unaffiliated with Penn Mutual and, in the case of Neuberger Berman Advisers Management Trust and Van Kampen's The Universal Institutional Funds, Inc., directly to qualified pension and retirement plans. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses and statements of additional information.



Read the prospectuses of these Funds carefully before investing. You may obtain copies of the prospectuses which contain additional information about the Funds including their investment objectives and policies and expenses, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group - H3F, Philadelphia, PA 19172. Or, you may call, toll free, 800-548-1119.



Voting Instructions



     You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.



     If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a Subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the Subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.



Accumulation Units - Valuation



     Your allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office. Allocation, withdrawal and transfer instructions received from you or the agent of record (pursuant to your instruction) at our Administrative Office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit price computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.



The value of an Accumulation Unit is $10 when a Subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the Subaccount for the current Valuation Period. The net investment factor measures (1) investment performance of Fund shares held in the Subaccount, (2) any taxes on income or gains from investments held in the Subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25%.



THE FIXED INTEREST ACCOUNT



     The fixed interest account is part of the Company's general investment account. Interests in the fixed interest account are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This prospectus generally discusses only the variable portion of the Contract. The staff of the Commission has not reviewed the disclosure in this prospectus relating to the fixed interest account. Disclosure regarding the fixed interest account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT.


THE CONTRACTS

     The Contracts may be an attractive long-term investment vehicle for many people. They allow you to allocate your purchase payment(s) and transfer amounts to the Separate Account, and direct investment in one or more of the available Funds of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc.

     In addition, the Variable/Fixed Contract allows you to allocate your purchase payment(s) and transfer amounts to a fixed interest account. The Variable Contract allows you to transfer amounts from your Contract to a fixed interest account in a separate fixed annuity contract issued by Penn Mutual. The fixed interest account is funded and guaranteed by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNT and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT in this prospectus.


     You decide, within Contract limits,

     -    how often you make a purchase payment and how much you invest;


     - the Funds and/or fixed interest account in which your purchase payments are invested;



     - whether or not to transfer money among the available Funds and fixed interest account;


     -    the type of annuity that we pay and who receives it;

     -    the Beneficiary or Beneficiaries to whom we pay death benefits; and

     -    the amount and frequency of withdrawals from the Contract Value.

     Your Contract has

     - an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

     - an Annuity Payout Period, during which we make annuity payments to you. Your Annuity Payout Period begins on your Annuity Date.


     We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any necessary approval of the Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available. We will notify you of any material contract amendment and mutual fund substitutions.


     You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172; or you may call (800) 523-0650.

How Do I Purchase a Contract?

     Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our Administrative Office. All subsequent purchase payments should be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 9773, Providence, RI 02940-9773, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, 101 Sabin Street, Pawtucket, RI 02860. We usually accept an application to purchase a Contract within two business days after we receive it at our Administrative Office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

     For Variable/Fixed Contracts issued in connection with qualified retirement plans, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $50. The minimum first purchase payment for Variable/Fixed Contracts which are not issued in connection with qualified retirement plans is $2,500 and the minimum for each subsequent purchase payment is $300. The total purchase payments that you make on a Variable/Fixed Contract may not exceed $1,000,000 in any calendar year without our consent.

     For Variable Contracts issued in connection with retirement plans qualifying for special tax treatment under the Internal Revenue Code of 1986, as amended, (the "Code"), the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $40. The minimum first purchase payment for Variable Contracts that are not issued in connection with qualified retirement plans is $1,500 and the minimum for each subsequent purchase payment is $300.


     We may, at our discretion, reduce the minimum requirements for initial and subsequent purchase payments under the Contracts.

What Types of Annuity Payments May I Choose?


     You may choose from the following options:



     - An annuity for a set number of years (5 to 25 years for a Variable/Fixed Contract; 5 to 30 years for a Variable Contract);



     -    A life annuity;



     -    A life annuity with payments guaranteed for 10 or 20 years;



     -    A joint and survivor life annuity; or



     -    Any other form of annuity that we may agree upon.


     You may choose a person other than yourself to be the Annuitant. Your annuity payments will not start until you choose an annuity option. The shorter the expected length of the Annuity Payout Period, the larger each payment will be.

     You will pay a mortality and expense risk charge during both the Accumulation Period and the Annuity Payout Period under your Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

     Variable Annuity Payments. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, frequency with which you receive payments, and the annuity purchase rates and charges in your Contract.

     The variable annuity purchase rate assumes an annual net investment return of 4%. If the annual net investment return during the Annuity Payout Period is greater than 4%, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease.

     Fixed Annuity Payments Under a Variable/Fixed Contract. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, and the expected length of the annuity period.

     Other Information. If your Contract is not issued under a qualified retirement plan, annuity payments must commence not later than the first day of the next month after the Annuitant's 85th birthday. If your Contract is issued under a qualified retirement plan, you must begin to take minimum distributions not later than the first day of April following the year in which the Annuitant turns 70 1/2.

     You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our Administrative Office at least 30 days prior to the current Annuity Date. The Annuity Date under a Variable/Fixed Contract may not be earlier than the first contract anniversary.

     If the Contract Value of a Variable/Fixed Contract is less than $5,000, or if the Contract Value of a Variable Contract is less than $2,000, we may pay you in a lump sum. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.


What Are the Death Benefits Under My Contract?

     You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Annuitant.

     Variable/Fixed Contracts sold in most states provide that if the Annuitant dies (or in some cases, you die and you are not the Annuitant) prior to the Annuity Date, we will pay your Beneficiary the greatest of

     - the sum of all purchase payments, adjusted for withdrawals and contract transfers,


     - the Contract Value for the Valuation Period in which proof of death, i.e., a death certificate or other official document establishing death, and any other required information needed to make payment is received in our Administrative Office, or



     - the Variable Account Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner's 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers, plus the value of the Fixed Interest Account under your Contract.


     Similarly, Variable Contracts sold in most states provide that if the Annuitant dies (or, in some cases, if you die) prior to the Annuity Date, we will pay your Beneficiary the greatest of

     - the sum of all purchase payments, adjusted for withdrawals and contract transfers,

     - the Contract Value for the Valuation Period in which proof of death and any other required information needed to make payment is received in our Administrative Office, or

     - the Contract Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner's 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers.

     With respect to Contracts sold in Texas, if the Annuitant dies (or, in some cases, if you die) prior to the Annuity Date, we will pay the greater of

     - the sum of all purchase payments, adjusted for withdrawals and contract transfers, or


     - the Contract Value for the Valuation Period in which proof of death and any other required information needed to make payment is received at Penn Mutual's service office.


     The death benefit may be paid in a lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment of the lump sum upon request, but not for longer than five years.

     If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent's death. Payments may not be made over a period longer than the Beneficiary's life or life expectancy (whichever is longer).

     If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or apply to become the Contract Owner.

     If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in a lump sum the present value of the remaining payments.


     For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.


May I Transfer Money Among Investment Options?


     Variable/Fixed Contracts. You may transfer amounts from one Subaccount of the Separate Account to another Subaccount of the Separate Account. Within Contract limits, you also may transfer from the Subaccounts of the Separate Account to the fixed interest account. You may transfer from the fixed interest account to Subaccounts of the Separate Account. You may make no more than two transfers per calendar month and no more than twelve per calendar year. The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less.


     If you own a Variable/Fixed Contract as trustee under a qualified retirement plan, you may transfer all or part of the Contract Value to another annuity contract issued by us that you own under the same plan.

     Variable Contract. You may transfer amounts from one Subaccount of the Separate Account to another, up to six times in a calendar year. The minimum transfer for a Contract issued under a tax-qualified retirement plan is $250. The minimum for all other Contracts is $1,000. If a partial transfer is made to another Contract, the remaining Contract Value must be $250.

     You may transfer all or part of your Contract Value to another contract issued by us containing a reciprocal transfer provision, subject to the following conditions. The Contract Owner, Annuitant and Beneficiary must be the same under both contracts. No more than six such transfers may be made in a calendar year and no transfer may be made after the thirtieth day before the Annuity Date.


     General Rules. Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office. A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instruction), and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions, including instructions from the agent of record, communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing, up to and including rejecting transactions we reasonably believe are market timing transactions, when we believe it is in the interest of all of our Contract Owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect.


     Frequent Trading Risks. We did not design this variable annuity and the available Subaccounts to accommodate market timing or frequent transfers between the Subaccounts. Frequent exchanges among Subaccounts and market timing by Contract Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Contract Owners, Annuitants, insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

     The insurance-dedicated mutual funds available through the Subaccounts generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by contract owners.

     As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some Contract Owners may be able to engage in frequent trading, while other Contract Owners will bear the affects of such frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

     Frequent Trading Policies. We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to Contract Owners, revise them in any manner not inconsistent with the terms of the Contract. If requested by the investment adviser and/or sub-adviser of a Fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

     We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected Funds, the following steps will be taken on a uniform basis:

     (1) A letter is sent to the Contract Owner and to the registered representative/insurance agent associated with the Contract reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

     (2) If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the Contract Owner's original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.


     (3) Any Contracts which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.


     Dollar Cost Averaging. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If your Contract Value is at least $10,000, you can have a fixed percentage of your purchase payments transferred monthly from one account to other accounts to achieve dollar cost averaging ($50 minimum per account). These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or the Fixed Holding Account. You may do this for 12 to 60 months, or until you change your allocations or tell us to stop dollar cost averaging.

     Automatic Rebalancing. Automatic rebalancing is a way to maintain your desired asset allocation percentages. Because the value of your Subaccounts will fluctuate in response to investment performance, your asset allocation percentages may become out of balance over time. If you elect automatic rebalancing, we will transfer funds under your Contract on a quarterly (calendar) basis among the Subaccounts to maintain a specified percentage allocation among your selected variable investment options.

     Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for either of these programs.

     Additional Information. Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office. You may transfer amounts to a Contract from another contract issued by us to the extent permitted by the other contract. If you make a withdrawal from a Contract that relates to money transferred from another contract with a front-end sales load, we will not charge you a deferred sales charge on the withdrawal.

     A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instructions) and all other administrative requirements for transfer must be met to make the transfer. We reserve the right to lower the minimum transfer amount. Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone.

May I Withdraw Any of My Money?


Prior to the earlier of the Annuity Date or the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal request on your Contract Value next determined after we receive a proper written request for withdrawal (and the Contract, in case of a full withdrawal) at our Administrative Office. We normally will pay you within seven days. You may pay a contingent deferred sales charge when you withdraw Contract Value. See WHAT CHARGES DO I PAY - Contingent Deferred Sales Charge. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.


     - A partial withdrawal must be at least $250 and the remaining Contract Value must be at least $250.

     - After the Annuity Date, you may choose an annuity for a set number of years, or you may withdraw the present value of your annuity.


     - If you do not tell us otherwise, the withdrawal will be taken pro rata from the Subaccounts if you own a Variable Contract. If you own a Variable/Fixed Contract, and you do not tell us otherwise, the withdrawal will be taken first from the Fixed Holding Account. If the withdrawal exhausts your Fixed Holding Account value, any remaining withdrawal will be taken pro rata from the Subaccounts. If the withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from the fixed interest account.



     403(b) Withdrawals. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals attributable to purchase payments made after December 31, 1988, pursuant to a salary reduction plan may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among Subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.


Deferment of Payments and Transfers


     We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if (a) the NYSE is closed (other than customary weekend and holiday closings); (b) trading on the NYSE is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

What Charges Do I Pay?

     The following discussion explains the Contract charges that you pay. You also indirectly pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

     Administration Charges These charges reimburse us for administering the Contracts and the Separate Account.

     - We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value. We deduct this charge each year on the date specified in the Contract (and on the date the Variable Account Value or Contract Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the Subaccounts in which you invest.

     Mortality and Expense Risk Charge


     - We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.50% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.


     - We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account (prior to September 1, 1990 the charge was 0.80%). This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

     You pay the mortality and expense risk charges during both the accumulation and variable annuity payout phases of your Contract.

     Contingent Deferred Sales Charge This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges. You may pay this charge if you make a full or partial withdrawal of the Contract Value or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

     Variable/Fixed Contract The following tables show the schedule of the contingent deferred sales charge that will apply to the withdrawal of a purchase payment, after allowing for the free withdrawals described below.


     First, if no purchase payments have been made after the first Contract Year, the deferred sales charge will equal:


Withdrawal During     Deferred Sales Charge as a
   Contract Year    Percentage of Amount Withdrawn
-----------------   ------------------------------
        1                        7.0%
        2                        6.0%
        3                        5.0%
        4                        4.0%
        5                        3.0%
        6                        2.0%
        7                        1.0%
   8 and later                 No Charge


     Second, if purchase payments have been made in any Contract Year after the first, the deferred sales charge will equal:

Withdrawal During     Deferred Sales Charge as a
  Contract Year     Percentage of Amount Withdrawn
-----------------   ------------------------------
        1                        7.0%
        2                        6.0%
        3                        5.0%
        4                        4.0%
        5                        3.5%
        6                        3.0%
        7                        2.5%
        8                        2.0%
        9                        1.5%
        10                       1.0%
   11 and later                No Charge


     Once in each Contract Year on or after the last day of the first Contract Year, you may withdraw 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. The 10% free withdrawal may be taken either in one sum or, subject to meeting certain minimum amounts, in a series of scheduled amounts during the Contract Year. The total sum of the contingent deferred sales charges deducted from amounts withdrawn from the Separate Account will never exceed 8 1/2% of the total of all purchase payments credited to the Separate Account.


     Variable Contract If the contingent deferred sales charge applies, it will equal the lesser of (a) 5% of the sum of purchase payments made within seven years prior to the date of withdrawal or (b) 5% of the amount withdrawn. Under no circumstances will the cumulative charges ever exceed 5% of total purchase payments.


     You will not pay a charge on that portion of the first withdrawal in a Contract Year that does not exceed 10% of total purchase payments made one year or more prior to the withdrawal. This 10% free withdrawal may be taken either in one sum or, subject to certain minimum amounts, in a series of scheduled amounts during the Contract Year. Further, no charge will be made under the Variable Contract on that portion of the first withdrawal in the eighth, ninth and tenth Contract Years that does not exceed the following percentages of the Contract
Value:


Contract Year   Percentage
-------------   ----------
    Eighth          25%
    Ninth           50%
    Tenth           75%


     No charge will be made on any withdrawal in any Contract Year after the tenth Contract Year.



     Other Information You may at any time withdraw all or any part of the Contract Value free from the contingent deferred sales charge if (i) you (or the Annuitant under a qualified retirement plan) are disabled as defined in Section 72 (m) (7) of the Code and as applied under the Social Security Act, (ii) the disability began after the Contract Date and (iii) the disability has continued without interruption for four months.


     The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owners.


     Underlying Fund Charges. The Funds assess fees and charges that you pay indirectly through your investment subaccount. For more information about these fees see EXPENSES in this prospectus and the fee table in a Fund's prospectus.

     Premium Taxes Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3.5%.


     The Company or an affiliate may receive asset-based compensation from the Funds' advisors or their affiliates for, among other things, customer service and recordkeeping services with respect to those assets. These payments are not charges under your Contract and do not increase the Underlying Fund or Contract charges described in this section or in the fee table.



MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT


General Information


     If you own a Variable/Fixed Contract you may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Interest Account: (1) the Fixed Holding Account; (2) the One Year Guaranteed Account; (3) the Three Year Guaranteed Account; (4) the Five Year Guaranteed Account; and (5) the Seven Year Guaranteed Account. The minimum amount for an allocation to the Fixed Holding Account is $50; the minimum amount for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250; and the minimum amount for an allocation to the Five Year Guaranteed Account or the Seven Year Guaranteed Account is $5,000. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account, at which time a new rate will be declared by Penn Mutual. For each amount allocated to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%. In addition, the Contract provides that the rates declared during the first seven Contract Years for the One Year Guaranteed Account will not be less than an average of the 3 month and 2 Year U.S. Treasury Bill discount rate from the most recent regularly scheduled auction held before the beginning of the calendar month. If the auction program is discontinued, Penn Mutual will substitute an index which in its opinion is comparable and which is approved by state insurance regulatory authorities. We reserve the right to reduce our guaranteed minimum interest rate if permitted by your state. If required by law, we will notify you in advance of any such change.



     If you own a Variable/Fixed Contract you may transfer Fixed Account funds to Subaccounts or to another fixed interest option within the Fixed Account, subject to the conditions and limitations in the fixed account provisions of the Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account during the period for which an interest rate is guaranteed. The premature withdrawal charge will be determined by multiplying the premature withdrawal rate by the premature withdrawal amount. The premature withdrawal rate for the Three Year Guaranteed Account and the Five and Seven Year Guaranteed Accounts equals one quarter and one-half, respectively, of the most recent effective annual interest rate then applicable to the fixed interest account from which the withdrawal is being made (i.e., 3 months' interest and 6 months' interest, respectively). The premature withdrawal amount equals (a) minus the greater of (b) or (c) where: (a) is the total amount withdrawn from the fixed interest account, excluding the One Year Fixed Guaranteed; (b) is the amount for which the declared effective annual interest rate has expired in the immediately preceding 25 days (which reflects that you may make withdrawals up to 25 days after the maturity of a fixed interest account without application of the premature withdrawal charge); and
(c) is 10% of purchase payments. In no event will the premature withdrawal charge exceed 10% of the amount withdrawn. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible. The One Year Fixed Interest Account is not available to Contracts issued on or after August 11, 2003.

Loans Under Section 403(b) Contracts




     If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

     When you borrow, an amount equal to your loan will be transferred as collateral from your Subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan. On your contract anniversary, the accrued interest in the Restricted Account will be transferred to your Subaccounts in accordance with your current payment allocation instructions.

     Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Fixed Holding Account subaccount. You may then transfer amounts from the Fixed Holding Account subaccount to the other investment options offered under the Contract.


     If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Subaccounts in accordance with your loan request and agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.



     Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.


FEDERAL INCOME TAX CONSIDERATIONS


     The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.


     You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your Beneficiary as a withdrawal, death benefit or an annuity payment.

     Withdrawals and Death Benefits. You may pay tax on a withdrawal, and your Beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either more than 37 1/2 years younger than you or your grandchild, you may be subject to the Generation Skipping Transfer Tax treatment under Section 2601 of the Code.

     Annuity Payments. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.


     Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity Contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a Contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.


     Early Withdrawals. An additional income tax of 10% (or 25% under certain circumstances) may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on

     - early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

     -    withdrawals made on or after age 59 1/2;

     -    distributions made after death; and

     -    withdrawals attributable to total and permanent disability.

     Transfers. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration special rules apply. These rules do not apply to transfers between spouses or to transfers incident to a divorce.

     Separate Account Diversification. Section 817(h) of the Code provides that the investments of a separate account (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II, and Van Kampen's The Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.


     The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular Subaccounts without being treated as owners of the underlying shares. No such regulations have been issued to date. The Internal Revenue Service has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a contract being treated as the owner of the assets in the subaccount under the investment control doctrine.



     The ownership rights under your Contact are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that contract owners were not owners of the subaccount assets. Although we do not believe this to be the case, these differences could result in Contact owners being treated as the owners of the assets of the Subaccounts under the Contract. We, therefore, reserve the right to modify the Contact as necessary to attempt to prevent the owners of the Contact from being considered the owners of a pro rata share of the assets of the Subaccounts under the Contact. It is possible that when regulations or additional rulings are issued, the Contracts may need to be modified to comply with them.


     Qualified Plans. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the

Code, tax-deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

     For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a Contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

     Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

     Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan. Distributions from a
Section 457 eligible deferred compensation plan are wages subject to general income tax withholding requirements.

     This general summary of federal income tax considerations does not address every issue that may affect you. You should consult qualified tax counsel.

Distribution Arrangements


     Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. ("HTK") to act as principal underwriter for the distribution and sale of the Contracts. HTK is a wholly owned subsidiary of Penn Mutual and is located at 600 Dresher Road, Suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the Contracts through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the Contracts through their sales representatives. HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").


     Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Contracts. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two. Premium-based commissions on purchase payments made under the Contract will not exceed 6.7% and trailer commissions based on a percentage of Contract Value, other allowances and overrides may be paid.

     In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

     Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a "preferred" status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as web site placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer's sales force that otherwise influences the way that the broker-dealer and the registered representative market the contracts.


     Finally, within certain limits imposed by the NASD, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

     All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Contract rather than other investment options.

     Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Contract, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your registered representative how he/she will be compensated for the transaction.

STATEMENT OF ADDITIONAL INFORMATION CONTENTS


VARIABLE ANNUITY PAYMENTS ................................................   B-2
   First Variable Annuity Payments .......................................   B-2
   Subsequent Variable Annuity Payments ..................................   B-2
   Annuity Units .........................................................   B-2
   Value of Annuity Units ................................................   B-2
   Net Investment Factor .................................................   B-2
   Assumed Interest Rate .................................................   B-3
   Valuation Period ......................................................   B-3
ADMINISTRATIVE AND RECORDKEEPING SERVICES ................................   B-3
DISTRIBUTION OF CONTRACTS ................................................   B-4
CUSTODIAN ................................................................   B-4
INDEPENDENT AUDITORS .....................................................   B-4
LEGAL MATTERS ............................................................   B-4
FINANCIAL STATEMENTS .....................................................   B-4

                                   APPENDIX A

     This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                       Year Ended December 31,
                                       ------------------------------------------------------
                                         2006       2005       2004       2003        2002
                                       --------   --------   --------   --------   ----------
Accumulation Unit Value, beginning
   of period .......................   $ 22.809   $ 22.462   $ 22.258   $ 22.616   $   22.529
Accumulation Unit Value, end of
   period ..........................   $ 23.572   $ 22.809   $ 22.462   $ 22.528   $   22.616
Number of Accumulation Units
   outstanding, end of period ......    323,605    337,233    440,650    575,314    1,001,710



                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998         1997
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value, beginning
   of period .......................   $   21.937   $   20.953   $   20.268   $   19.541   $   18.817
Accumulation Unit Value, end of
   period ..........................   $   22.529   $   21.937   $   20.953   $   20.268   $   19.541
Number of Accumulation Units
   outstanding, end of period ......    1,263,582    1,066,633    1,669,670    1,449,199    1,120,603


PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                      Year Ended December 31,
                                       ----------------------------------------------------
                                         2006       2005       2004       2003       2002
                                       --------   --------   --------   --------   --------
Accumulation Unit Value, beginning
   of period .......................   $ 15.021   $ 14.891   $ 14.736   $ 14.501   $ 13.819
Accumulation Unit Value, end of
   period ..........................   $ 15.502   $ 15.021   $ 14.891   $ 14.736   $ 14.501
Number of Accumulation Units
   outstanding, end of period ......    346,764    311,508    377,834    501,159    683,529



                                                      Year Ended December 31,
                                       ----------------------------------------------------
                                         2001       2000       1999       1998       1997
                                       --------   --------   --------   --------   --------
Accumulation Unit Value, beginning
   of period .......................   $ 13.122   $ 12.339   $ 12.313   $ 11.943   $ 11.330
Accumulation Unit Value, end of
   period ..........................   $ 13.819   $ 13.122   $ 12.339   $ 12.313   $ 11.943
Number of Accumulation Units
   outstanding, end of period ......    419,087    369,397    473,183    509,381    465,682


----------
(a) Neuberger Berman AMT Limited Maturity Bond Fund Subaccount prior to May 1, 2000.

PENN SERIES QUALITY BOND FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                        Year Ended December 31,
                                       --------------------------------------------------------
                                         2006       2005       2004        2003        2002
                                       --------   --------   --------   ----------   ----------
Accumulation Unit Value, beginning
   of period .......................   $ 29.524   $ 29.165   $ 28.234   $   26.926   $   25.898
Accumulation Unit Value, end of
   period ..........................   $ 30.690   $ 29.524   $ 29.165   $   28.234   $   26.926
Number of Accumulation Units
   outstanding, end of period ......    736,923    818,298    961,735    1,065,243    1,206,212



                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998         1997
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value, beginning
   of period .......................   $   24.078   $   21.769   $   22.043   $   20.260   $   18.990
Accumulation Unit Value, end of
   period ..........................   $   25.898   $   24.078   $   21.769   $   22.043   $   20.260
Number of Accumulation Units
   outstanding, end of period ......    1,341,947    1,254,944    1,612,651    1,665,664    1,497,635


PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                      Year Ended December 31,
                                       ----------------------------------------------------
                                         2006       2005       2004       2003       2002
                                       --------   --------   --------   --------   --------
Accumulation Unit Value, beginning
   of period .......................   $ 49.524   $ 48.635   $ 44.482   $ 36.581   $ 35.822
Accumulation Unit Value, end of
   period ..........................   $ 53.785   $ 49.524   $ 48.635   $ 44.482   $ 36.581
Number of Accumulation Units
   outstanding, end of period ......    425,216    514,250    583,958    729,334    774,481



                                                         Year Ended December 31,
                                       ----------------------------------------------------------
                                         2001       2000        1999         1998         1997
                                       --------   --------   ----------   ----------   ----------
Accumulation Unit Value, beginning
   of period .......................   $ 33.923   $ 35.666   $   34.645   $   33.476   $   29.276
Accumulation Unit Value, end of
   period ..........................   $ 35.822   $ 33.923   $   35.666   $   34.645   $   33.476
Number of Accumulation Units
   outstanding, end of period ......    877,109    961,997    1,176,269    1,308,094    1,261,904

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2006         2005         2004         2003         2002
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value, beginning
   of period .......................   $  130.835   $  122.841   $  104.894   $   81.754   $   82.027
Accumulation Unit Value,  end of
   period ..........................   $  149.071   $  130.835   $  122.841   $  104.894   $   81.754
Number of Accumulation Units
   outstanding, end of period ......    2,278,653    2,514,472    2,650,018    2,719,530    2,294,054



                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001          2000        1999         1998         1997
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value, beginning
  of period ........................   $   75.311   $   62.396   $   58.951   $   56.265   $   49.262
Accumulation Unit Value, end of
  period ...........................   $   82.027   $   75.311   $   62.396   $   58.951   $   56.265
Number of Accumulation Units
  outstanding, end of period .......    3,305,527    3,500,263    4,634,490    5,766,014    5,974,993


PENN SERIES GROWTH STOCK FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans


                                                                      Year Ended December 31,
                                       -------------------------------------------------------------------------------------
                                               2006                  2005                  2004                  2003
                                       -------------------   -------------------   -------------------   -------------------
                                                    Non-                  Non-                  Non-                  Non-
                                         Qual       Qual       Qual       Qual       Qual       Qual       Qual       Qual
                                       --------   --------   --------   --------   --------   --------   --------   --------
Accumulation Unit Value, beginning
   of period .......................   $ 39.760   $ 39.433   $ 37.930   $ 37.617   $ 34.322   $ 34.039   $ 30.930   $ 30.675
Accumulation Unit Value, end of
   period ..........................   $ 44.375   $ 44.010   $ 39.760   $ 39.433   $ 37.930   $ 37.617   $ 34.322   $ 34.039
Number of Accumulation Units
   outstanding, end of period ......    632,535    192,085    704,398    216,176    774,981    234,602    954,642    282,510

Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans


                                                              Year Ended December 31,
                                       ---------------------------------------------------------------------
                                                2002                    2001                    2000
                                       ---------------------   ---------------------   ---------------------
                                                      Non-                    Non-                    Non-
                                          Qual        Qual        Qual        Qual        Qual        Qual
                                       ----------   --------   ----------   --------   ----------   --------
Accumulation Unit Value, beginning
   of period .......................   $   48.112   $ 47.716   $   65.253   $ 64.715   $   89.413   $ 88.677
Accumulation Unit Value, end of
   period ..........................   $   30.930   $ 30.675   $   48.112   $ 47.716   $   65.253   $ 64.715
Number of Accumulation Units
   outstanding, end of period ......    1,251,261    334,151    1,366,134    438,677    1,638,918    632,835



                                                               Year Ended December 31,
                                       ---------------------------------------------------------------------
                                                1999                    1998                    1997
                                       ---------------------   ---------------------   ---------------------
                                                      Non-                    Non-                    Non-
                                          Qual        Qual        Qual        Qual        Qual        Qual
                                       ----------   --------   ----------   --------   ----------   --------
Accumulation Unit Value, beginning
   of period .......................   $   67.515   $ 66.959   $   48.256   $ 47.859   $   38.550   $ 38.235
Accumulation Unit Value, end of
   period ..........................   $   89.413   $ 88.677   $   67.515   $ 66.959   $   48.256   $ 47.859
Number of Accumulation Units
   outstanding, end of period ......    1,772,202    665,530    1,752,036    626,895    1,794,481    617,717


----------
(a)  Penn Series Growth Equity Fund Subaccount prior to August 1, 2004.

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2006         2005         2004         2003         2002
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value, beginning
   of period .......................   $   51.949   $   51.068   $   45.821   $   36.316   $   43.241
Accumulation Unit Value, end of
   period ..........................   $   60.678   $   51.949   $   51.068   $   45.821   $   36.316
Number of Accumulation Units
   outstanding, end of period ......    1,345,261    1,539,420    1,792,241    2,084,422    2,399,446



                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998         1997
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value, beginning
   of period .......................   $   44.862   $   40.329   $   41.167   $   38.038   $   30.819
Accumulation Unit Value, end of
   period ..........................   $   43.241   $   44.862   $   40.329   $   41.167   $   38.038
Number of Accumulation Units
   outstanding, end of period ......    2,846,994    3,228,429    4,407,110    5,273,048    5,409,879


----------
(a)  Penn Series Value Equity Fund Subaccount prior to May 1, 2000.

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                     Year Ended December 31,
                                       ---------------------------------------------------
                                         2006       2005       2004       2003     2002(a)
                                       --------   --------   --------   --------   -------
Accumulation Unit Value, beginning
   of period .......................   $ 11.136   $ 11.142   $ 10.383   $  8.370   $10.000
Accumulation Unit Value, end of
   period ..........................   $ 11.404   $ 11.136   $ 11.142   $ 10.383   $ 8.370
Number of Accumulation Units
   outstanding, end of period ......    328,102    354,234    378,789    259,358    59,181


----------
(a) For the period May 1, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES INDEX 500 FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2006         2005         2004         2003         2002
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value, beginning
   of period .......................   $   15.661   $   15.177   $   13.911   $   10.970   $   14.292
Accumulation Unit Value, end of
   period ..........................   $   17.844   $   15.661   $   15.177   $   13.911   $   10.970
Number of Accumulation Units
   outstanding, end of period ......    2,030,923    2,373,565    2,823,090    3,169,175    3,405,972



                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998         1997(b)
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value, beginning
   of period .......................   $   16.443   $   18.344   $   15.414   $   12.162    $ 10.000
Accumulation Unit Value, end of
   period ..........................   $   14.292   $   16.443   $   18.344   $   15.414    $ 12.162
Number of Accumulation Units
   outstanding, end of period ......    4,065,632    4,646,239    4,389,976    2,350,293     703,585


----------
(a)  Fidelity Investments' VIP Index 500 Fund Subaccount prior to May 1, 2000.

(b) For the period May 1, 1997 (date Subaccount was established) through December 31, 1997.

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                        Year Ended December 31,
                                       ----------------------------------------------------------
                                         2006       2005        2004         2003         2002
                                       --------   --------   ----------   ----------   ----------
Accumulation Unit Value, beginning
   of period .......................   $ 15.820   $ 14.240   $   12.947   $    8.781   $   13.191
Accumulation Unit Value, end of
   period ..........................   $ 16.687   $ 15.820   $   14.240   $   12.947   $    8.781
Number of Accumulation Units
   outstanding, end of period ......    873,396    969,393    1,073,658    1,274,276    1,087,651

Values of an Accumulation Unit Outstanding Throughout Each Period


                                                         Year Ended December 31,
                                       ------------------------------------------------------------
                                          2001         2000        1999        1998         1997
                                       ----------   ----------   --------   ----------   ----------
Accumulation Unit Value, beginning
   of period .......................   $   18.581   $   19.924   $ 12.262   $   12.690   $   13.282
Accumulation Unit Value, end of
   period ..........................   $   13.191   $   18.581   $ 19.924   $   12.262   $   12.690
Number of Accumulation Units
   outstanding, end of period ......    1,201,212    1,310,821    916,231    1,153,673    1,567,237


----------
(a) American Century V.I. Capital Appreciation Portfolio Subaccount prior to May 1, 2000.

PENN SERIES MID CAP VALUE FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2006         2005         2004         2003         2002
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value, beginning
   of Period .......................   $   25.379   $   22.876   $   18.805   $   13.915   $   15.555
Accumulation Unit Value, end of
   period ..........................   $   27.924   $   25.379   $   22.876   $   18.805   $   13.915
Number of Accumulation Units
   outstanding, end of period ......    1,010,390    1,132,860    1,174,771    1,351,693    1,466,935



                                                          Year Ended December 31,
                                       ------------------------------------------------------------
                                          2001         2000         1999         1998       1997(b)
                                       ----------   ----------   ----------   ----------   --------
Accumulation Unit Value, beginning
   of Period .......................   $   16.266   $   13.544   $   12.773   $   12.411   $ 10.000
Accumulation Unit Value, end of
   period ..........................   $   15.555   $   16.266   $   13.544   $   12.773   $ 12.411
Number of Accumulation Units
   outstanding, end of period ......    1,630,710    1,636,891    1,787,163    1,716,964    665,382


----------
(a)  Neuberger Berman AMT Partners Portfolio Subaccount prior to May 1, 2000.

(b) For the period May 1, 1997 (date Subaccount was established) through December 31, 1997.

PENN SERIES STRATEGIC VALUE FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                     Year Ended December 31,
                                       ---------------------------------------------------
                                         2006       2005       2004       2003     2002(a)
                                       --------   --------   --------   --------   -------
Accumulation Unit Value, beginning
   of period .......................   $ 13.779   $ 12.894   $ 10.508   $  8.503   $10.000
Accumulation Unit Value, end of
   period ..........................   $ 15.272   $ 13.779   $ 12.894   $ 10.508   $ 8.503
Number of Accumulation Units
   outstanding, end of period ......    312,906    366,455    308,103    173,321    69,035


----------
(a) For the period May 1, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES SMALL CAP GROWTH FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                          Year Ended December 31,
                                       ----------------------------------------------------------
                                         2006       2005        2004         2003         2002
                                       --------   --------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period..............   $ 28.891   $ 27.527   $   25.456   $   17.474   $   30.550
Accumulation Unit Value,
   end of period....................   $ 28.182   $ 28.891   $   27.527   $   25.456   $   17.474
Number of Accumulation Units
   outstanding, end of period.......    817,610    967,455    1,171,164    1,368,904    1,470,450



                                                          Year Ended December 31,
                                       ----------------------------------------------------------
                                           2001        2000         1999        1998      1997(b)
                                       ----------   ----------   ----------   --------   --------
Accumulation Unit Value,
   beginning of period..............   $   36.756   $   52.084   $   18.503   $ 13.806   $ 10.000
Accumulation Unit Value,
   end of period....................   $   30.550   $   36.756   $   52.084   $ 18.503   $ 13.806
Number of Accumulation Units
   outstanding, end of period.......    1,722,296    1,977,899    1,645,175    781,196    308,169


----------
(a)  Penn Series Emerging Growth Fund Subaccount prior to August 1, 2004.

(b) For the period May 1, 1997 (date Subaccount was established) through December 31, 1997.

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2006         2005         2004         2003         2002
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............   $   29.960   $   29.261   $   25.791   $   14.936   $   18.170
Accumulation Unit Value,
   end of period ...................   $   34.747   $   29.960   $   29.261   $   25.791   $   14.936
Number of Accumulation Units
   outstanding, end of period ......    1,070,370    1,188,984    1,374,755    1,542,137    1,543,061



                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998         1997
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............   $   15.760   $   14.032   $   14.400   $   16.051   $   13.211
Accumulation Unit Value,
   end of period ...................   $   18.170   $   15.760   $   14.032   $   14.400   $   16.051
Number of Accumulation Units
   outstanding, end of period ......    1,784,282    1,511,552    1,249,298    1,306,650    1,104,032


----------
(a)  Penn Series Small Capitalization Fund Subaccount prior to May 1, 2000.

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2006         2005         2004         2003         2002
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............   $   30.220   $   26.205   $   20.410   $   15.556   $   17.491
Accumulation Unit Value,
   end of period ...................   $   38.902   $   30.220   $   26.205   $   20.410   $   15.556
Number of Accumulation Units
   outstanding, end of period ......    1,697,957    1,773,262    1,934,076    2,184,851    2,481,498



                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998         1997
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............   $   24.641   $   30.678   $   21.320   $   18.164   $   16.659
Accumulation Unit Value,
   end of period ...................   $   17.491   $   24.641   $   30.678   $   21.320   $   18.164
Number of Accumulation Units
   outstanding, end of period ......    3,049,380    3,568,406    3,579,323    3,822,847    4,155,960


PENN SERIES REIT FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                        Year Ended December 31,
                                       ----------------------------------------------------
                                         2006       2005       2004      2003      2002 (a)
                                       --------   --------   --------   --------   --------
Accumulation Unit Value,
   beginning of period .............   $ 18.317   $ 16.418   $ 12.266   $  9.167    $10.000
Accumulation Unit Value,
   end of period ...................   $ 23.952   $ 18.317   $ 16.418   $ 12.266    $ 9.167
Number of Accumulation Units
   outstanding, end of period ......    422,525    371,627    361,613    241,611     74,393


----------
(a) For the period May 1, 2002 (date Subaccount was established) through December 31, 2002.

NEUBERGER BERMAN AMT BALANCED PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                          Year Ended December 31,
                                       --------------------------------------------------------
                                         2006       2005       2004        2003         2002
                                       --------   --------   --------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............   $ 20.045   $ 18.590   $ 17.220   $   14.996   $   18.328
Accumulation Unit Value,
   end of period ...................   $ 21.909   $ 20.045   $ 18.590   $   17.220   $   14.996
Number of Accumulation Units
   outstanding, end of period ......    561,713    660,566    785,717    1,000,865    1,138,571

Values of an Accumulation Unit Outstanding Throughout Each Period


                                                            Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998         1997
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............   $   21.420   $   22.724   $   17.228   $   15.551   $   13.182
Accumulation Unit Value,
   end of period ...................   $   18.328   $   21.420   $   22.724   $   17.228   $   15.551
Number of Accumulation Units
   outstanding, end of period ......    1,464,704    1,865,066    1,348,416    1,488,257    1,466,154


FIDELITY INVESTMENTS' VIP EQUITY-INCOME PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                            Year Ended December 31,
                                       --------------------------------------------------------------
                                          2006         2005         2004         2003         2002
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............   $   24.075   $   23.026   $   20.905   $   16.242   $   19.802
Accumulation Unit Value,
   end of period ...................   $   28.578   $   24.075   $   23.026   $   20.905   $   16.242
Number of Accumulation Units
   outstanding, end of period ......    1,552,610    1,757,158    1,968,672    2,247,597    2,444,133



                                                            Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998         1997
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............   $   21.097   $   19.704   $   18.764   $   17.021   $   13.453
Accumulation Unit Value,
   end of period ...................   $   19.802   $   21.097   $   19.704   $   18.764   $   17.021
Number of Accumulation Units
   outstanding, end of period ......    2,895,019    3,117,394    3,820,785    3,820,796    3,352,648


FIDELITY INVESTMENTS' VIP GROWTH PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                            Year Ended December 31,
                                       --------------------------------------------------------------
                                          2006         2005         2004         2003         2002
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period..............   $   22.049   $   21.102   $   20.669   $   15.754   $   22.823
Accumulation Unit Value,
   end of period....................   $   23.267   $   22.049   $   21.102   $   20.669   $   15.754
Number of Accumulation Units
   outstanding, end of period.......    2,109,483    2,483,974    3,056,129    3,616,144    3,940,027

Values of an Accumulation Unit Outstanding Throughout Each Period


                                                              Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998         1997
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period..............   $   28.063   $   31.922   $   23.519   $   17.073   $   14.000
Accumulation Unit Value,
   end of period....................   $   22.823   $   28.063   $   31.922   $   23.519   $   17.073
Number of Accumulation Units
   outstanding, end of period.......    4,683,819    5,391,217    4,955,849    3,722,268    3,157,234


FIDELITY INVESTMENTS' VIP II ASSET MANAGER PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                        Year Ended December 31,
                                       ----------------------------------------------------
                                         2006       2005       2004       2003       2002
                                       --------   --------   --------   --------   --------
Accumulation Unit Value,
   beginning of period..............   $ 18.937   $ 18.430   $ 17.694   $ 15.186   $ 16.848
Accumulation Unit Value,
   end of period....................   $ 20.072   $ 18.937   $ 18.430   $ 17.694   $ 15.186
Number of Accumulation Units
   outstanding, end of period.......    360,694    472,834    554,035    659,637    728,367



                                                        Year Ended December 31,
                                       --------------------------------------------------------
                                         2001        2000         1999        1998       1997
                                       --------   ----------   ----------   --------   --------
Accumulation Unit Value,
   beginning of period..............   $ 17.787   $   18.748   $   17.809   $ 15.040   $ 12.623
Accumulation Unit Value,
   end of period....................   $ 16.848   $   17.787   $   18.748   $ 17.809   $ 15.040
Number of Accumulation Units
   outstanding, end of period.......    970,400    1,222,300    1,290,362    801,557    577,711


VAN KAMPEN'S UIF EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO SUBACCOUNT Values of an Accumulation Unit Outstanding Throughout Each Period


                                                        Year Ended December 31,
                                       ----------------------------------------------------
                                         2006       2005       2004       2003       2002
                                       --------   --------   --------   --------   --------
Accumulation Unit Value,
   beginning of period..............   $ 15.399   $ 11.649   $  9.581   $  6.482   $  7.204
Accumulation Unit Value,
   end of period....................   $ 20.857   $ 15.399   $ 11.649   $  9.581   $  6.482
Number of Accumulation Units
   outstanding, end of period.......    828,177    763,805    717,172    792,835    858,363

VAN KAMPEN'S UIF EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO SUBACCOUNT (continued)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                          Year Ended December 31,
                                       ------------------------------------------------------
                                         2001        2000        1999       1998      1997(a)
                                       --------   ----------   --------   --------   --------
Accumulation Unit Value,
   beginning of period..............   $  7.801   $   12.995   $  6.720   $  8.975   $ 10.000
Accumulation Unit Value,
   end of period....................   $  7.204   $    7.801   $ 12.995   $  6.720   $  8.975
Number of Accumulation Units
   outstanding, end of period.......    910,435    1,014,659    649,652    406,393    248,001


----------
(a) For the period May 1, 1997 (date Subaccount was established) through December 31, 1997.

PROSPECTUS -- MAY 1, 2007


Individual Annuity Contract With Variable Benefit Provisions -- Flexible Purchase Payments

RETIREMENT PLANNER VA

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
Philadelphia, Pennsylvania 19172 - Telephone (800) 523-0650


This prospectus describes an individual fixed and variable annuity contract (the "Contract") offered by The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company") and contains information that you should know before purchasing a contract. Please read it carefully and save it for future reference.



The Contract is an agreement between you and Penn Mutual. You agree to make one or more payments to us and we agree to pay annuity and other benefits at a future date. The Contract



- has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see investment options on next page),


- is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out, and

- allows you to choose to receive your annuity payments over different periods of time, including your lifetime.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. It is a crime for anyone to tell you otherwise.

The Contract is not suitable for short-term investment. You may pay a deferred sales charge on early withdrawals. If you withdraw money before age 59 1/2, you may pay a 10% additional income tax. Your Contract is not a bank deposit and is not federally insured.


You may return your Contract within ten days of receipt for a full refund of the Contract Value (or purchase payments, if required by law). Longer free look periods apply in some states. To return your Contract, simply deliver or mail it to our office or to our representative who delivered the contract to you. The date of the cancellation will be the date we receive your Contract. Your purchase payment will be allocated to the Subaccounts you have selected on the date we issue your Contract.



You may obtain a Statement of Additional Information, dated May 1, 2007, from us free of charge by writing to The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or you can call us at 800-523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission (the "Commission") and we incorporate it by reference into this prospectus. The table of contents of the Statement of Additional Information is at the end of this prospectus.



The Commission maintains a web site (http://www.sec.gov) that contains this prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the Contract, you may direct us to invest your payments in one or more of the following underlying funds (the "Funds") through Penn Mutual Variable Annuity Account III (the "Separate Account").


Penn Series Funds, Inc.                                       Manager
   Money Market Fund                                          Independence Capital Management, Inc.
   Limited Maturity Bond Fund                                 Independence Capital Management, Inc.
   Quality Bond Fund                                          Independence Capital Management, Inc.
   High Yield Bond Fund                                       T. Rowe Price Associates, Inc.
   Flexibly Managed Fund                                      T. Rowe Price Associates, Inc.
   Growth Stock Fund                                          T. Rowe Price Associates, Inc.
   Large Cap Value Fund                                       Lord, Abbett & Co. LLC
   Large Cap Growth Fund                                      ABN AMRO Asset Management, Inc.
   Index 500 Fund                                             Wells Capital Management Incorporated
   Mid Cap Growth Fund                                        Turner Investment Partners, Inc.
   Mid Cap Value Fund                                         Neuberger Berman Management Inc.
   Strategic Value Fund                                       Lord, Abbett & Co. LLC
   Small Cap Growth Fund                                      Bjurman, Barry & Associates
   Small Cap Value Fund                                       Goldman Sachs Asset Management, L.P.
   International Equity Fund                                  Vontobel Asset Management, Inc.
   REIT Fund                                                  Heitman Real Estate Securities LLC

Neuberger Berman Advisers Management Trust                    Manager
   Balanced Portfolio                                         Neuberger Berman Management Inc.

Fidelity Investments' Variable Insurance Products Fund        Manager
   Equity-Income Portfolio                                    Fidelity Management & Research Company
   Growth Portfolio                                           Fidelity Management & Research Company

Fidelity Investments' Variable Insurance Products Fund II     Manager
   Asset Manager Portfolio                                    Fidelity Management & Research Company

Van Kampen's The Universal Institutional Funds, Inc.          Manager
   Emerging Markets Equity (International) Portfolio          Van Kampen


A prospectus for each of these Funds accompanies this prospectus.

PROSPECTUS CONTENTS



GLOSSARY .................................................................     5

EXPENSES .................................................................     6

EXAMPLES OF FEES AND EXPENSES ............................................     9

CONDENSED FINANCIAL INFORMATION ..........................................     9

FINANCIAL STATEMENTS .....................................................    10

THE PENN  MUTUAL LIFE INSURANCE COMPANY ..................................    10

THE SEPARATE ACCOUNT .....................................................    10
   Investment Options in the Separate Account ............................    10
      Penn Series Funds, Inc. ............................................    10
      Neuberger Berman Advisers Management Trust .........................    12
      Fidelity Investments' Variable Insurance Products Fund .............    12
      Fidelity Investments' Variable Insurance Products Fund II ..........    12
      Van Kampen's The Universal Institutional Funds, Inc. ...............    12
   Voting Instructions ...................................................    13
   Accumulation Units - Valuation ........................................    13

THE FIXED INTEREST ACCOUNT ...............................................    13

THE CONTRACT .............................................................    13
   How Do I Purchase a Contract? .........................................    14
   What Types of Annuity Payments May I Choose? ..........................    15
      Variable Annuity Payments ..........................................    15
      Fixed Annuity Payments Under a Contract ............................    15
      Other Information ..................................................    15
   What Are the Death Benefits Under My Contract? ........................    15
      Optional Death Benefit Enhancement Riders ..........................    16
      Optional Estate Enhancement Death Benefit Rider ....................    17
   May I Transfer Money Among Investment Options? ........................    18
      Frequent Trading Risks .............................................    19
      Frequent Trading Policies ..........................................    19
      Dollar Cost Averaging ..............................................    20
      Automatic Rebalancing ..............................................    20
      Additional Information .............................................    20
   May I Withdraw Any of My Money? .......................................    20
      Systematic Withdrawals .............................................    21
      403(b) Withdrawals .................................................    21
   Deferment of Payments and Transfers ...................................    21
   What Charges Do I Pay? ................................................    21
      Administration Charges .............................................    21
      Mortality and Expense Risk Charge ..................................    21
      Contingent Deferred Sales Charge ...................................    22
      Free Withdrawals ...................................................    22
      Contract Rider Charges .............................................    22
      Underlying Fund Charges ............................................    23
      Premium Taxes ......................................................    23

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT ........................    24
   General Information ...................................................    24
   Loans Under Section 403(b) Contracts ..................................    24

FEDERAL INCOME TAX CONSIDERATIONS ........................................    25
   Withdrawals and Death Benefits ........................................    25
   Annuity Payments ......................................................    25
   Early Withdrawals .....................................................    25
   Transfers .............................................................    25
   Separate Account Diversification ......................................    25
   Qualified Plans .......................................................    26
   Distribution Arrangements .............................................    26

STATEMENT OF ADDITIONAL INFORMATION CONTENTS .............................    28

APPENDIX A ...............................................................   A-1

GLOSSARY

     Accumulation Period: A period that begins with your first purchase payment and ends on the Annuity Date.

     Accumulation Unit: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

     Administrative Office: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

     Annuitant: The person during whose life annuity payments are made.

     Annuity Date: The date on which annuity payments start.

     Annuity Payout Period: The period of time, starting on the Annuity Date, during which we make annuity payments.

     Annuity Unit: A unit of measure used to calculate the amount of each variable annuity payment.

     Beneficiary: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.


     Contract: The combination variable and fixed annuity contract described in this prospectus.


     Contract Owner: The person named in the Contract as the Contract Owner.

     Contract Value: The sum of the Variable Account Value and the Fixed Interest Account Value.


     Contract Year: Each twelve-month period following the contract date.



     Dollar Cost Averaging Accounts: The two fixed account options available under the Contract that are used in conjunction with our dollar cost averaging program. We offer a Six Month Dollar Cost Averaging Account and a Twelve Month Dollar Cost Averaging Account.



     Fixed Interest Account Value: The value of amounts held under the Contract in the fixed interest account.


     Fund: An open-end management investment company registered with the Securities and Exchange Commission (commonly known as a "mutual fund") in which a Subaccount of a Separate Account invests all of its assets.

     Separate Account: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.

     Subaccount: A division of the Separate Account which holds shares of the Funds.

     Valuation Period: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.


     Variable Account Value: The value of amounts held under the Contract in all Subaccounts of the Separate Account.



     We or Us: "We" or "us" means The Penn Mutual Life Insurance Company, also referred to in this prospectus as Penn Mutual or the Company.


     You: "You" means the Contract Owner or prospective Contract Owner.

EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses


Sales Load Imposed on Purchase Payments........   None
Maximum Contingent Deferred Sales Charge.......   7%(a)
Transfer Fee...................................   None


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.


Maximum Annual Contract Administration Charge .....................................   $30(b)
Separate Account Annual Expenses (as a percentage of Variable Account Value)
   Mortality and Expense Risk Charge ..............................................   1.25%
   Account Fees and Expenses ......................................................   None
Total Separate Account Annual Expenses (without riders) ...........................   1.25%
Contract Rider Charges (Optional)
   Estate Enhancement Death Benefit Rider (for Annuitants Age 60 and Under) .......   0.20%(c)
   Estate Enhancement Death Benefit Rider (for Annuitants Age 61 to 70)............   0.30%(d)
   Estate Enhancement Death Benefit Rider (for Annuitants Age 71 to 80) ...........   0.60%(e)
Total Separate Account Annual Expenses, Including Maximum Charge for Estate
   Enhancement Death Benefit Rider (as a percentage of Variable Account Value) ....   1.85%(f)



                                               Monthly Charge Per
                                                $1,000 of Benefit
                                               ------------------
Optional Death Benefit Enhancement Riders(g)    Minimum   Maximum
--------------------------------------------    -------   -------
                                                 $0.208   $17.292


The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


Total Annual Fund Operating Expenses                           Minimum   Maximum
------------------------------------                           -------   -------
(expenses that are deducted from Fund assets, including
   management fees and other expenses) .....................   0.37%(h)  1.63%(i)



----------
(a) You pay this charge as a percentage of the amount that you withdraw. This charge will never be more than 9% of the purchase payments that you allocate to the Separate Account. After your first contract year, you will not pay this charge on your first withdrawal in a contract year unless it exceeds 10% of your Contract Value. See What Charges Do I Pay? in this prospectus.



(b) You pay $30 or 2% of the Variable Account Value, whichever is less. See What Charges Do I Pay? in this prospectus.



(c) The current annual charge for this rider is 0.15% and may not be increased beyond the maximum of 0.20%. See What Charges Do I Pay? in this prospectus.



(d) The current annual charge for this rider is 0.25% and may not be increased beyond the maximum of 0.30%. See What Charges Do I Pay? in this prospectus.



(e) The current annual charge for this rider is 0.55% and may not be increased beyond the maximum of 0.60%. See What Charges Do I Pay? in this prospectus.


(f) This is the total of the maximum total Separate Account Annual Expenses that may be charged assuming you purchase the Estate Enhancement Death Benefit Rider (for Annuitants Age 71 to 80). Your total current charges will be between 1.25% and 1.85%, depending on whether you choose an optional Estate Enhancement Death Benefit Rider and, if you do, the Annuitant's age. See What Charges Do I Pay? in this prospectus.


(g) A Contract Owner may elect one of two Optional Death Benefit Enhancement Riders. The charge for those riders depends on the attained age of the Annuitant and on the amount of the Death Benefit Enhancement. It will be assessed on a pro rata basis among the Subaccounts of the Separate Account. See What Charges Do I Pay? in this prospectus.

(h) The minimum total operating expenses of the Funds for the most recent fiscal year was less than the amount shown above because the Administrative and Corporate Services Agent (the "Agent") voluntarily waived a portion of its fees and/or reimbursed expenses to keep the Index 500 Fund's total operating expenses at 0.35%. The Agent may change or eliminate all or part of this voluntary waiver at any time.



(i) After a voluntary waiver by the adviser of a portion of its fee, which would have otherwise been payable by the Fund, the maximum total operating expenses of the Emerging Markets Equity (International) Fund was 1.62%. The adviser may terminate this voluntary waiver at any time at its sole discretion.


Penn Series Funds, Inc.
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                                               Total                 Net
                                     Management     Other      Fund       Fee       Fund
                                        Fees      Expenses   Expenses   Waivers   Expenses
                                     ----------   --------   --------   -------   --------
Money Market......................      0.20%       0.30%      0.50%    0.00%     0.50%
Limited Maturity Bond.............      0.30%       0.32%      0.62%    0.00%     0.62%
Quality Bond......................      0.33%       0.28%      0.61%    0.00%     0.61%
High Yield Bond...................      0.50%       0.35%      0.85%    0.00%     0.85%
Flexibly Managed..................      0.60%       0.24%      0.84%    0.00%     0.84%(1)
Growth Stock......................      0.64%       0.33%      0.97%    0.00%     0.97%(1)
Large Cap Value...................      0.60%       0.28%      0.88%    0.00%     0.88%(1)
Large Cap Growth..................      0.55%       0.33%      0.88%    0.00%     0.88%(1)
Index 500.........................      0.07%       0.30%      0.37%    0.00%     0.37%(3)
Mid Cap Growth....................      0.70%       0.32%      1.02%    0.02%(2)  1.00%(1)
Mid Cap Value.....................      0.55%       0.29%      0.84%    0.00%     0.84%(1)
Strategic Value...................      0.72%       0.35%      1.07%    0.00%     1.07%(1)
Small Cap Growth..................      0.73%       0.29%      1.02%    0.00%     1.02%(1)
Small Cap Value...................      0.85%       0.29%      1.14%    0.00%     1.14%
International Equity..............      0.85%       0.35%      1.20%    0.00%     1.20%(1)
REIT..............................      0.70%       0.30%      1.00%    0.00%     1.00%



----------
These expenses are for the fiscal year ended December 31, 2006.


(1) Certain sub-advisers have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture were:


Flexibly Managed       0.83%
Growth Stock           0.96%
Large Cap Value        0.87%
Large Cap Growth       0.86%
Mid Cap Growth         0.96%
Mid Cap Value          0.81%
Strategic Value        1.06%
Small Cap Growth       1.02%
International Equity   1.19%


(2) The Agent has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as the Agent to the Fund, to the extent necessary to keep operating expenses from exceeding 1.00% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund.

(3) The Fund's actual total operating expenses for the most recent fiscal year were less than the amount shown above because the Agent voluntarily waived a portion of its fees and/or reimbursed expenses to keep total operating expenses at 0.35%. The Agent may change or eliminate all or part of this voluntary waiver at any time.

Neuberger  Berman Advisers Management Trust (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                              Management     Other    Total Fund
                                                  Fee      Expenses    Expenses
                                              ----------   --------   ----------
Balanced...................................      0.55%       0.64%       1.19%



----------
(a) These expenses are for the fiscal year ended December 31, 2006. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 1.18%.


Fidelity Investments' Variable Insurance Products Fund (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                              Management     Other    Total Fund
                                                  Fee      Expenses    Expenses
                                              ----------   --------   ----------
Equity-Income..............................      0.47%       0.10%       0.57%
Growth.....................................      0.57%       0.11%       0.68%



----------
(a) These expenses are for the fiscal year ended December 31, 2006. Some of the brokerage commissions paid by the funds reduced the expenses shown in this table. With these reductions, net total expenses were 0.56% for the Equity-Income Portfolio and 0.67% for the Growth Portfolio.


Fidelity Investments' Variable Insurance Products Fund II (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                              Management     Other    Total Fund
                                                  Fee      Expenses    Expenses
                                              ----------   --------   ----------
Asset Manager..............................      0.52%       0.13%       0.65%



----------
(a) These expenses are for the fiscal year ended December 31, 2006. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.63%.


Van Kampen's The Universal Institutional Funds, Inc. (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                              Management     Other    Total Fund
                                                  Fee      Expenses    Expenses
                                              ----------   --------   ----------
Emerging Markets Equity (International)....      1.23%       0.40%     1.63%(b)



----------
(a)  These expenses are for the fiscal year ended December 31, 2006.



(b) The total expenses for the Emerging Markets Equity (International) Fund after a voluntary fee waiver of 0.01% by the Fund's adviser were 1.62%. The adviser may terminate this voluntary waiver at any time at its sole discretion.



     Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. for additional information on Fund expenses. You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See What Charges Do I Pay? in this prospectus.

EXAMPLES OF FEES AND EXPENSES

     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual waivers, if any. The examples do not reflect the deduction of state premium taxes.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


          (1) If you surrender your Contract at the end of the applicable time period and have purchased riders with maximum charges*:



                                                    One    Three    Five      Ten
                                                   Year    Years    Years    Years
                                                   ----   ------   ------   ------
Assuming Maximum Total Annual Fund Expenses        $991   $1,541   $2,149   $3,860
Assuming Minimum Total Annual Fund Expenses        $874   $1,187   $1,556   $2,674



          (2) If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have purchased riders with maximum charges*:



                                                    One    Three    Five      Ten
                                                   Year    Years    Years    Years
                                                   ----   ------   ------   ------
Assuming Maximum Total Annual Fund Expenses        $351   $1,068   $1,807   $3,754
Assuming Minimum Total Annual Fund Expenses        $225   $  694   $1,189   $2,553



          (3) If you surrender your Contract at the end of the applicable time period and have not purchased any riders:



                                                    One    Three    Five      Ten
                                                   Year    Years    Years    Years
                                                   ----   ------   ------   ------
Assuming Maximum Total Annual Fund Expenses        $936   $1,374   $1,871   $3,315
Assuming Minimum Total Annual Fund Expenses        $818   $1,013   $1,259   $2,050



          (4) If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have not purchased any riders:



                                                    One    Three    Five      Ten
                                                   Year    Years    Years    Years
                                                   ----   ------   ------   ------
Assuming Maximum Total Annual Fund Expenses        $291    $892    $1,518   $3,202
Assuming Minimum Total Annual Fund Expenses        $165    $511    $  881   $1,921


----------
* The examples do not reflect charges for any Optional Death Benefit Enhancement Riders because the examples assume a 5% rate of return. There is no charge for either Optional Death Benefit Enhancement Riders for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

CONDENSED FINANCIAL INFORMATION


     Appendix A to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

FINANCIAL STATEMENTS



     The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contract.


THE PENN MUTUAL LIFE INSURANCE COMPANY

     Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

THE SEPARATE ACCOUNT

     Penn Mutual established Penn Mutual Variable Annuity Account III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into Subaccounts that invest in shares of different mutual funds.


     - The income, gains and losses, whether or not realized, of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any Subaccount.


     - The Separate Account and its Subaccounts are not responsible for the liabilities of any other business of Penn Mutual.


     The financial statements of the Subaccounts of the Separate Account for the year ended December 31, 2006 are included in the Statement of Additional Information referred to on the cover page of this prospectus.





Investment Options in the Separate Account

The Separate Account currently has Subaccounts that invest in the following
Funds:

Penn Series Funds, Inc.

     Money Market Fund -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

     Limited Maturity Bond Fund -- seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

     Quality Bond Fund -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

     High Yield Bond Fund -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; high-yield/high-risk fixed income securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

     Flexibly Managed Fund -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

     Growth Stock Fund -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

     Large Cap Value Fund -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

     Large Cap Growth Fund -- seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.


     Index 500 Fund -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange; "S&P 500 Index" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc.; the Fund is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


     Mid Cap Growth Fund -- seeks to maximize capital appreciation by investing primarily in common stocks of mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that have strong earnings growth potential.

     Mid Cap Value Fund -- seeks to achieve growth of capital by investing primarily in mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that are undervalued.


     Strategic Value Fund -- seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index; the Fund seeks to invest in well-managed companies whose stock prices are undervalued.


     Small Cap Growth Fund -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

     Small Cap Value Fund -- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations in the range of those companies included in the Russell 2000 Value Index.


     International Equity Fund -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities; the investments will consist principally of equity securities of European and Pacific Basin countries.


     REIT Fund -- seeks to achieve a high total return consistent with reasonable investment risks by investing in equity securities of real estate investment trusts.

     Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. ABN AMRO Asset Management, Inc., Chicago, Illinois, is investment sub-adviser to the Large Cap Growth Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed, Growth Stock and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Lord, Abbett & Co., Jersey City, New Jersey, is investment sub-adviser to the Strategic Value and Large Cap Value Funds. Goldman Sachs Asset Management, L.P., New York, New York, is investment sub-adviser to the Small Cap Value

Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Heitman Real Estate Securities LLC, Chicago, Illinois, is investment sub-adviser to the REIT Fund. Bjurman, Barry & Associates, Los Angeles, California, is investment sub-adviser to the Small Cap Growth Fund.

Neuberger Berman Advisers Management Trust:

     Balanced Portfolio -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

     Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

Fidelity Investments' Variable Insurance Products Fund:


     Equity-Income Portfolio -- seeks reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the Fund will also consider the potential for capital appreciation; the Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.



     Growth Portfolio -- seeks to achieve capital appreciation; the Fund normally purchases common stocks, although its investments are not restricted to any one type of security; capital appreciation may also be found in other types of securities, including bonds and preferred stocks.


     Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

Fidelity Investments' Variable Insurance Products Fund II:

     Asset Manager Portfolio -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

     Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

Van Kampen's The Universal Institutional Funds, Inc.:


     Emerging Markets Equity (International) Portfolio -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers; the Fund will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.


     Morgan Stanley Investment Management Inc., New York, New York, doing business as Van Kampen, is investment adviser to the Emerging Markets Equity (International) Portfolio.


     Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company. Shares of Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund and Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. are offered not only to variable annuity and variable life separate accounts of Penn Mutual, but also to such accounts of other insurance companies unaffiliated with Penn Mutual and, in the case of Neuberger Berman Advisers Management Trust and Van Kampen's The Universal Institutional Funds, Inc., directly to qualified pension and retirement plans. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses and statements of additional information.

Read the prospectuses of these Funds carefully before investing. You may obtain copies of the prospectuses which contain additional information about the Funds including their investment objectives and policies and expenses, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group - H3F, Philadelphia, PA, 19172. Or, you may call, toll free, 800-548-1119.



Voting Instructions



     You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.



     If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a Subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the Subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.



Accumulation Units - Valuation



     Your allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office. Allocation, withdrawal and transfer instructions received from you or the agent of record (pursuant to your instructions) at our Administrative Office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit price computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.



     The value of an Accumulation Unit is $10 when a Subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the Subaccount for the current Valuation Period. The net investment factor measures
(1) investment performance of Fund shares held in the Subaccount, (2) any taxes on income or gains from investments held in the Subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25%.



THE FIXED INTEREST ACCOUNT



     The fixed interest account is part of the Company's general investment account. Interests in the fixed interest account are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This prospectus generally discusses only the variable portion of the Contract. The staff of the Commission has not reviewed the disclosure in this prospectus relating to the fixed interest account. Disclosure regarding the fixed interest account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT.


THE CONTRACT

     The Contract may be an attractive long-term investment vehicle for many people. It allows you to allocate your purchase payment(s) and transfer amounts to the Separate Account, and direct investment in one or more of the available Funds of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc.


     In addition, the Contract allows you to allocate your purchase payment(s) and transfer amounts to a fixed interest account. The fixed interest account is funded and guaranteed by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNT and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT in this prospectus.

     You decide, within Contract limits,

     -    how often you make a purchase payment and how much you invest;


     - the Funds and/or fixed interest account in which your purchase payments are invested;



     - whether or not to transfer money among the available Funds and fixed interest account;


     -    the type of annuity that we pay and who receives it;

     -    the Beneficiary or Beneficiaries to whom we pay death benefits; and

     -    the amount and frequency of withdrawals from the Contract Value.

     Your Contract has

     - an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

     - an Annuity Payout Period, during which we make annuity payments to you. Your Annuity Payout Period begins on your Annuity Date.

     We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any necessary approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available. We will notify you of any material contract amendment and mutual fund substitutions.

     You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172; or you may call (800) 523-0650.

How Do I Purchase a Contract?

     Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our Administrative Office. All subsequent purchase payments should be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 9773, Providence, RI 02940-9773, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, 101 Sabin Street, Pawtucket, RI 02860. We usually accept an application to purchase a Contract within two business days after we receive it at our Administrative Office. If you send us an incomplete application, we will deposit your purchase payment in a non-interest bearing suspense account, and will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.


     For Contracts issued in connection with qualified retirement plans, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $50. The Contract form describes a total purchase payment maximum of $2 million. Currently, we will accept total purchase payments under your Contract of up to $5 million. You must obtain our prior approval to make total purchase payments in excess of $5 million.


     We may, at our discretion, reduce the minimum requirements for initial and subsequent purchase payments under the Contract.

What Types of Annuity Payments May I Choose?


     You may choose:



          - an annuity for a set number of years (5 to 30 years for a Contract);



          -    a life annuity;



          -    a life annuity with payments guaranteed for 10 or 20 years;



          -    a joint and survivor life annuity; or


          - any other form of annuity that we may agree upon. You may choose a person other than yourself to be the Annuitant. Your annuity payments will not start until you choose an annuity option. The shorter the expected length of the Annuity Payout Period, the larger each payment will be.

     You will pay a mortality and expense risk charge during both the Accumulation Period and the Annuity Payout Period under your Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

     Variable Annuity Payments. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, frequency with which you receive payments, and the annuity purchase rates and charges in your Contract.

     Your initial variable annuity payment will be based on the assumed annual net investment return you choose. You will be able to choose an assumed annual net investment return of 3.5% or 5%. If the annual net investment return during the Annuity Payout Period is greater than the assumed rate, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease. If you choose the 5% assumed rate, your initial payment will be higher, but you will need better investment performance in order to keep annuity payments from declining.

     Fixed Annuity Payments Under a Contract. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, and the expected length of the annuity period.

     Other Information. If your Contract is not issued under a qualified retirement plan, annuity payments must commence not later than the first day of the next month after the later of Annuitant's 95th birthday or 10 years after your Contract is issued. If your Contract is issued under a qualified retirement plan, you must begin to take minimum distributions not later than the first day of April following the year in which the Annuitant turns 70 1/2.


     You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our Administrative Office at least 30 days prior to the current Annuity Date. The Annuity Date under a Contract may not be earlier than the first contract anniversary.



     If the Contract Value is less than $5,000, we may pay you in a lump sum. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. To the extent you choose to receive payments less frequently, the larger each payment amount will generally be. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.


What Are the Death Benefits Under My Contract?

     You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Annuitant.

     Contracts sold in most states provide that if the Annuitant dies (or in some cases, you die and you are not the Annuitant) prior to the Annuity Date, we will pay your Beneficiary a guaranteed minimum death benefit, which is the greater of

     - the sum of all purchase payments, adjusted for forfeitures, withdrawals and contract transfers, or


     - the Contract Value for the Valuation Period in which proof of death, i.e., a death certificate or other official document establishing death, and any other required information needed to make payment is received at our Administrative Office.


     The death benefit may be paid in a lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment of the lump sum upon request, but not for longer than five years.

     If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent's death. Payments may not be made over a period longer than the Beneficiary's life or life expectancy (whichever is longer).

     If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or elect to become the Contract Owner. If the spouse elects to become the Contract Owner and continue the Contract, the Contract Value will equal the death benefit due on the Annuitant's death, including any amounts due under any Optional Death Benefit Enhancement Rider or Estate Enhancement Death Benefit Rider. Thereafter, the continued Contract will not have a guaranteed minimum death benefit nor will any Optional Death Benefit Riders be available.

     If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in a lump sum the present value of the remaining payments.


     Optional Death Benefit Enhancement Riders. If the Annuitant is age 75 or less, you may purchase a Death Benefit Enhancement Rider as part of your Contract at the time we issue the Contract. If you purchase a Death Benefit Enhancement Rider, we will pay your Beneficiary(ies), upon the Annuitant's death, a Death Benefit Enhancement, as described below, in addition to any other death benefit payment under the Contract. An Optional Death Benefit Enhancement Rider provides a benefit when (1) cumulative prior performance has been negative such that the Minimum Death Benefit Amount (defined below) exceeds the Variable Account Value, as determined on the first day of a calendar month, and (2) the Annuitant dies during that month.


     We offer two different death benefit enhancement riders: the Rising Floor Death Benefit Enhancement Rider and the Step-Up Death Benefit Enhancement Rider. You may purchase only one of these riders at the time you purchase your Contract. The riders are payable through age 95. The Death Benefit Enhancement from either of these riders is limited to $1 million.


     Rising Floor Death Benefit Enhancement Rider. If you purchase this rider, the Death Benefit Enhancement is determined on the first day of each calendar month following the contract date and remains level during that month. The Death Benefit Enhancement for any month is the Minimum Death Benefit Amount, defined below, as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month or (b) the sum of the purchase payments paid into the Separate Account less any withdrawals from the Separate Account.


     On the first day of the calendar month following the contract date, the Minimum Death Benefit Amount equals purchase payments paid into the Separate Account minus withdrawals taken from the Separate Account.

     On the first day of subsequent calendar months, the Minimum Death Benefit Amount is determined by taking (a) plus (b) minus (c) where:

     (a) is the Minimum Death Benefit Amount as of the first day of the prior calendar month plus an interest adjustment at an effective annual rate of 5% applied until the Annuitant reaches age 80;


     (b) is purchase payments paid into the Separate Account during the prior calendar month; and

     (c) is an adjustment for withdrawals taken from the Separate Account during the prior calendar month. The adjustment is the greater of (1) the amount of the withdrawal or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal multiplied by the amount of the withdrawal.

Because the Minimum Death Benefit Amount under this rider is calculated based upon the allocations to the Separate Account, increasing your purchase payments allocated to the Separate Account will increase the value of the Minimum Death Benefit Amount.

     Step-Up Death Benefit Enhancement Rider. If you purchase this rider, the Death Benefit Enhancement is determined on the first day of the calendar month following each contract anniversary before age 80 and adjusted on the first day of each calendar month following any purchase payment or withdrawal. The Death Benefit Enhancement is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month or (b) the sum of the purchase payments paid into the Separate Account less any withdrawals from the Separate Account.

     On the first day of the calendar month following the first contract anniversary, the Minimum Death Benefit Amount is equal to the Variable Account Value on the first contract anniversary.

     On the first day of the calendar month following the second and subsequent Contract Anniversaries, the Minimum Death Benefit Amount is equal to the greater of:

     (1) the Minimum Death Benefit Amount as of the first day of the prior calendar month adjusted for any purchase payments to or withdrawals from the Separate Account in the prior calendar month; or

     (2) the Variable Account Value on the current contract anniversary.

The Minimum Death Benefit Amount under this rider is based on the Variable Account Value. Accordingly, the amount of the premiums allocated to the Separate Account and investment experience are the factors which affect the Minimum Death Benefit Amount.




     Optional Estate Enhancement Death Benefit Rider. You may purchase an estate enhancement death benefit rider with your Contract at the time the Contract is issued. If you purchase the rider and the Annuitant dies before the Annuity Date, we will pay the estate enhancement death benefit to the Beneficiary as of the date we receive due proof of death and other required information to process the payment. The estate enhancement death benefit is in addition to the death benefit described in the preceding section.

     The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Interest Account Value, the Variable Account Value and all withdrawals from the Contract, less all purchase payments, subject to a limit as specified in the Contract. The percentage is 40% if the Annuitant is age 60 or less at date of issue of the Contract, 35% if between ages 61 and 70, and 30% if between ages 71 and 80. The limit is $1,000 for every $1,000 of total purchase payments net of withdrawals, if the Annuitant is age 60 or less at date of issue of the Contract, $600 for every $1,000 of total purchase payments net of withdrawals if between ages 61 and 70 at date of issue of the Contract, and $400 for every $1,000 of total purchase payments net of withdrawals if between ages 71 and 80 at date of issue of the Contract.

     Example 1. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $90,000 and the Fixed Interest Account Value is $30,000. The benefit amount would be $14,000, which is 35% of $40,000 (the sum of the Variable Account Value ($90,000), the Fixed Interest Account Value ($30,000) and withdrawals ($20,000), less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be $14,000.

     Example 2. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $190,000 and the Fixed Account Value is $130,000. The benefit amount would be $84,000, which is 35% of $240,000 (the sum of the Variable Account Value ($190,000), the Fixed Interest Account Value ($130,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be capped at $48,000.


For information on the cost of the estate enhancement death benefit, see What Charges Do I Pay? in this prospectus.



     We make adjustments to the Minimum Death Benefit Amount on the first day of a calendar month following any purchase payment to or withdrawal from the Separate Account. We increase the Minimum Death Benefit Amount by the amount of purchase payments made to the Separate Account in the prior calendar month. We reduce the Minimum Death Benefit Amount for withdrawals taken from the Separate Account in the prior calendar month. The reduction is the greater of (1) the amount of the withdrawal or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the date of the withdrawal multiplied by the amount of the withdrawal.



     Treatment of Transfers. Transfers into the Separate Account will be treated as purchase payments allocated to the Separate Account. Similarly, transfers out of the Separate Account will be treated as withdrawals from the Separate Account. The enhanced death benefit riders will terminate if you withdraw or transfer the full Variable Account Value from your Contract.



     Charge. We will calculate and accrue a charge for your rider on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The charge will be based on the attained age of the Annuitant as of the prior contract anniversary and the amount of the Death Benefit Enhancement. Accrued charges will be deducted on the contract anniversary or, if sooner, on the date we pay the death benefit, you begin taking annuity payments or you surrender the Contract. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.



     For information on the cost of the death benefit enhancement riders, see What Charges Do I Pay? in this prospectus.



     For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.


May I Transfer Money Among Investment Options?


     You may transfer amounts from one Subaccount of the Separate Account to another Subaccount of the Separate Account. Within Contract limits, you also may transfer from the Subaccounts of the Separate Account to the fixed interest account. You may transfer from the fixed interest account to Subaccounts of the Separate Account. You may make no more than two transfers per calendar month and no more than twelve per calendar year. The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less.


     If you own a Contract as trustee under a qualified retirement plan, you may transfer all or part of the Contract Value to another annuity contract issued by us that you own under the same plan.


     General Rules. Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office. A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instruction), and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions, including instructions from the agent of records, communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing, up to and including rejecting transactions we reasonably believe are market timing transactions, when we believe it is in the interest of all of our Contract Owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect.


     Frequent Trading Risks. We did not design this variable annuity and the available Subaccounts to accommodate market timing or frequent transfers between the Subaccounts. Frequent exchanges among Subaccounts and market timing by Contract Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Contract Owners, Annuitants, insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

     The insurance-dedicated mutual funds available through the Subaccounts generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by contract owners.

     As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some Contract Owners may be able to engage in frequent trading, while other Contract Owners will bear the affects of such frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

     Frequent Trading Policies. We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to Contract Owners, revise them in any manner not inconsistent with the terms of the Contract. If requested by the investment adviser and/or sub-adviser of a Fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

     We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected Funds, the following steps will be taken on a uniform basis:

          (1) A letter is sent to the Contract Owner and to the registered representative/insurance agent associated with the Contract reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

          (2) If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the Contract Owner's original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.


          (3) Any Contracts which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

     Dollar Cost Averaging. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If your Contract Value is at least $10,000, you can have a fixed percentage of your purchase payments transferred monthly from one account to other accounts to achieve dollar cost averaging ($50 minimum per account). You may do this for 12 to 60 months, or until you change your allocations or tell us to stop dollar cost averaging. These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, or the Quality Bond Subaccount. Instead of one of the three variable Subaccounts, you may dollar cost average from a Six Month Dollar Cost Averaging Account. This account is only available for new purchase payments and is not available if you already have a dollar cost averaging program in effect. If you stop the program while in the Six Month Dollar Cost Averaging Account, any money left in the account will be transferred in accordance with your instructions.


     Automatic Rebalancing. Automatic rebalancing is a way to maintain your desired asset allocation percentages and is available if your Contract Value is at least $10,000. Because the value of your Subaccounts will fluctuate in response to investment performance, your asset allocation percentages may become out of balance over time. If you elect automatic rebalancing, we will transfer funds under your Contract on a quarterly (calendar) basis among the Subaccounts to maintain a specified percentage allocation among your selected variable investment options.

     Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for either of these programs. Transfers under the dollar cost averaging and automatic rebalancing programs are not counted against your transfer limitations of no more than two transfers per month and no more than twelve per year as set forth above.

     Additional Information. Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office. You may transfer amounts to a Contract from another contract issued by us to the extent permitted by the other contract. If you make a withdrawal from a Contract that relates to money transferred from another contract with a front-end sales load, we will not charge you a deferred sales charge on the withdrawal.

     A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instructions) and all other administrative requirements for transfer must be met to make the transfer. We reserve the right to lower the minimum transfer amount. Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone.

May I Withdraw Any of My Money?


     Prior to the earlier of the Annuity Date or the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal request on your Contract Value next determined after we receive a proper written request for withdrawal (and the Contract, in case of a full withdrawal) at our Administrative Office. We normally will pay you within seven days. You may pay a contingent deferred sales charge when you withdraw Contract Value. See WHAT CHARGES DO I PAY - Contingent Deferred Sales Charge. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.


     - A partial withdrawal must be at least $250 and the remaining Contract Value must be at least $250.

     - After the Annuity Date, you may choose an annuity for a set number of years, or you may withdraw the present value of your annuity.


     - If you do not tell us otherwise, the withdrawal will first be taken pro rata from the Subaccounts. If the withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from the fixed interest account.

     Systematic Withdrawals. If your Contract Value is at least $25,000 and you have not exhausted your 10% free withdrawal amount in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a contract year cannot exceed your free withdrawal amount, and the minimum monthly amount of each withdrawal payment is $100. Your payments will begin on the next withdrawal date after we receive your request. See Free Withdrawals below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.



     403(b) Withdrawals. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals attributable to purchase payments made after December 31, 1988, pursuant to a salary reduction plan, may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among Subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.


Deferment of Payments and Transfers


     We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if (a) the NYSE is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.


What Charges Do I Pay?

     The following discussion explains the Contract charges that you pay. You also indirectly pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

Administration Charges These charges reimburse us for administering the Contract and the Separate Account.

     - We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value. We deduct this charge each year on the date specified in the Contract (and on the date the Variable Account Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the Subaccounts in which you invest.

Mortality and Expense Risk Charge

     - We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.50% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

     - We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account. This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

     You pay the mortality and expense risk charges during both the accumulation and variable annuity payout phases of your Contract.

Contingent Deferred Sales Charge

     This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges. You may pay this charge if you make a full or partial withdrawal of the Contract Value or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

     The following table shows the schedule of the contingent deferred sales charge that will apply to the amount withdrawn, after allowing for the free withdrawals described below.

Withdrawal During     Deferred Sales Charge as a
  Contract Year     Percentage of Amount Withdrawn
-----------------   ------------------------------
       1                         7.0%
       2                         6.0%
       3                         5.0%
       4                         4.0%
       5                         3.5%
       6                         3.0%
       7                         2.5%
       8                         2.0%
       9                         1.5%
       10                        1.0%
  11 and later                 No Charge

     Once in each contract year on or after the last day of the first contract year, you may withdraw 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. The 10% free withdrawal may be taken either in one sum or, subject to meeting certain minimum amounts, in a series of scheduled amounts during the contract year. The total sum of the contingent deferred sales charges deducted from amounts withdrawn from the Separate Account will never exceed 9% of the total of all purchase payments credited to the Separate Account.

     The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owners.


     Free Withdrawals. The following withdrawals may be made free of the contingent deferred sales charge.



     Medically Related Withdrawal. Subject to state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states. The maximum amount that may be withdrawn under this free withdrawal provision is $500,000, including amounts withdrawn from other annuity contracts issued by us and our affiliates containing a comparable free withdrawal provision.



     Disability Related Withdrawal. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.


     Contract Rider Charges. You may elect to purchase optional contract riders to increase the benefits paid under your Contract.

     Estate Enhancement Death Benefit Rider. For Annuitants who are 60 years of age or less, the current charge for the rider is 0.15% of the average Variable Account Value and Fixed Interest Account Value. For Annuitants between the age of 61 and 70 years, the current charge is 0.25% and for Annuitants between the age of 71 and 80, the current charge is 0.55%. The guaranteed maximum charge that we may make for this rider for issue ages of 60 years or less, issue ages between 61 and 70, and issue ages between 71 and 80 are 0.20%, 0.30% and 0.60%, respectively.



     The charge for the estate enhancement death benefit rider will be made on each contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the Subaccounts comprising the Variable Account Value.



     Death Benefit Enhancement Riders. We will calculate a charge on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The monthly charges will be accumulated during a contract year and deducted on the contract anniversary. In addition, we will deduct any uncollected rider charges on the date we pay the death benefit under your Contract, the date you elect to begin taking annuity payments or the date you surrender your Contract.


     The charge for any month will be the rate from the tables shown below based on the attained age of the Annuitant as of the prior contract anniversary multiplied by the Death Benefit Enhancement. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

     We will deduct the charge by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the Subaccounts comprising the Variable Account Value. The charge is the same whether you choose the Rising Floor Death Benefit Enhancement Rider or the Step-Up Death Benefit Enhancement Rider.

Attained Age   Monthly Charge per $1,000 of Benefit
------------   ------------------------------------
Less than 40                 $ 0.208
    40-44                      0.208
    45-49                      0.333
    50-54                      0.458
    55-59                      0.708
    60-64                      1.083
    65-69                      1.667
    70-74                      2.708
    75-79                      4.250
    80-84                      7.083
    85-89                     11.000
    90-94                     17.292





     Underlying Fund Charges The Funds assess fees and charges that you pay indirectly through your investment in subaccounts. For more information about these fees see EXPENSES in the prospectus and the fee table in a Fund's prospectus.






     Premium Taxes Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3.50%.



     The Company or an affiliate may receive asset-based compensation from the Funds' advisors or their affiliates for, among other things, customer service and recordkeeping services with respect to those assets. These payments are not charges under your Contract and do not increase the Underlying Fund or Contract charges described in this section or in the fee table.

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS

General Information

     You may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Interest Account: (1) the One Year Guaranteed Account; (2) the Three Year Guaranteed Account; (3) the Five Year Guaranteed Account; and (4) the Seven Year Guaranteed Account. The minimum amount for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250; and the minimum amount for an allocation to the Five Year Guaranteed Account or the Seven Year Guaranteed Account is $5,000. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee that the effective annual rate of interest on allocations to all fixed interest options will not be less than the minimum rate required by your state.


     You may transfer all or a portion of amounts in a fixed interest option of the Fixed Interest Account to Subaccounts or to another fixed interest option within the Fixed Interest Account during the 25 days following the expiration of the declared interest rate period for the option. The minimum transfer is $250. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Interest Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible. The One Year Fixed Interest Account is not available to Contracts issued on or after August 11, 2003.


Loans Under Section 403(b) Contracts


     If your Contract qualifies under Section 403(b) of the Internal Revenue Code of 1986, as amended, (the "Code"), and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.



     When you borrow, an amount equal to your loan will be transferred as collateral from your Separate Subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan. On your contract anniversary, the accrued interest in the Restricted Account will be transferred to your Subaccounts in accordance with your current payment allocation instructions.


     Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market Subaccount. You may then transfer amounts to the other investment options offered under the Contract.


     If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Subaccounts in accordance with your loan request and agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.



     Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

FEDERAL INCOME TAX CONSIDERATIONS


     The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.


     You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your Beneficiary as a withdrawal, death benefit or an annuity payment.

     Withdrawals and Death Benefits. You may pay tax on a withdrawal, and your Beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either more than 37 1/2 years younger than you or your grandchild, you may be subject to the Generation Skipping Transfer Tax treatment under Section 2601 of the Code.

     Annuity Payments. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.


     Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a Contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.


     Early Withdrawals. An additional income tax of 10% (or 25% under certain circumstances) may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on

     - early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

     -    withdrawals made on or after age 59 1/2;

     -    distributions made after death; and

     -    withdrawals attributable to total and permanent disability.

     Transfers. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration special rules apply. These rules do not apply to transfers between spouses or to transfers incident to a divorce.

     Separate Account Diversification. Section 817(h) of the Code provides that the investments of a separate account (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II, and Van Kampen's The Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

     The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular Subaccounts without being treated as owners of the underlying shares. No such regulations have been issued to date. The Internal Revenue Service has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a contract being treated as the owner of the assets in the subaccount under the investment control doctrine.



     The ownership rights under your Contact are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that contract owners were not owners of the subaccount assets. Although we do not believe this to be the case, these differences could result in Contact owners being treated as the owners of the assets of the Subaccounts under the Contract. We, therefore, reserve the right to modify the Contact as necessary to attempt to prevent the owners of the Contact from being considered the owners of a pro rata share of the assets of the Subaccounts under the Contact. It is possible that when regulations or additional rulings are issued, the Contracts may need to be modified to comply with them.


     Qualified Plans. The Contract may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax-deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

     For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

     Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

     Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan. Distributions from a
Section 457 eligible deferred compensation plan are wages subject to general income tax withholding requirements.

     This general summary of federal income tax considerations does not address every issue that may affect you. You should consult qualified tax counsel.

Distribution Arrangements


     Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. ("HTK") to act as principal underwriter for the distribution and sale of the Contracts. HTK is a wholly-owned subsidiary of Penn Mutual and is located at 600 Dresher Road, Suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the Contracts through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the Contracts through their sales representatives. HTK is registered as a broker-dealer with the Securities and Exchange

Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

     Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Contracts. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two. Premium-based commissions on purchase payments made under the Contract will not exceed 6.0% and trailer commissions based on a percentage of Contract Value, other allowances and overrides may be paid.

     In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

     Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a "preferred" status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as website placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer's sales force that otherwise influences the way that the broker-dealer and the registered representative market the contracts.

     Finally, within certain limits imposed by the NASD, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

     All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Contract rather than other investment options.

     Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Contract, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your registered representative how he/she will be compensated for the transaction.

STATEMENT OF ADDITIONAL INFORMATION CONTENTS

VARIABLE ANNUITY PAYMENTS ................................................   B-2
   First Variable Annuity Payments .......................................   B-2
   Subsequent Variable Annuity Payments ..................................   B-2
   Annuity Units .........................................................   B-2
   Value of Annuity Units ................................................   B-2
   Net Investment Factor .................................................   B-2
   Assumed Interest Rate .................................................   B-3
   Valuation Period ......................................................   B-3
ADMINISTRATIVE AND RECORDKEEPING SERVICES ................................   B-3
DISTRIBUTION OF CONTRACTS ................................................   B-3
CUSTODIAN ................................................................   B-4
INDEPENDENT AUDITORS .....................................................   B-4
LEGAL MATTERS ............................................................   B-4
FINANCIAL STATEMENTS .....................................................   B-4

                                   APPENDIX A

     This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                      Year Ended December 31,
                                       ------------------------------------------------------
                                         2006       2005       2004       2003        2002
                                       --------   --------   --------   --------   ----------
Accumulation Unit Value, beginning
   of period .......................   $ 22.809   $ 22.462   $ 22.258   $ 22.616   $   22.529
Accumulation Unit Value, end
   of period .......................   $ 23.572   $ 22.809   $ 22.462   $ 22.528   $   22.616
Number of Accumulation Units
   outstanding, end of period ......    323,605    337,233    440,650    575,314    1,001,710



                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998         1997
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value, beginning
   of period .......................   $   21.937   $   20.953   $   20.268   $   19.541   $   18.817
Accumulation Unit Value, end of
   period ..........................   $   22.529   $   21.937   $   20.953   $   20.268   $   19.541
Number of Accumulation Units
   outstanding, end of period ......    1,263,582    1,066,633    1,669,670    1,449,199    1,120,603


PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                      Year Ended December 31,
                                       ----------------------------------------------------
                                          2006      2005       2004       2003       2002
                                       --------   --------   --------   --------   --------
Accumulation Unit Value, beginning
   of period .......................   $ 15.021   $ 14.891   $ 14.736   $ 14.501   $ 13.819
Accumulation Unit Value, end of
   period ..........................   $ 15.502   $ 15.021   $ 14.891   $ 14.736   $ 14.501
Number of Accumulation Units
   outstanding, end of period ......    346,764    311,508    377,834    501,159    683,529



                                                      Year Ended December 31,
                                       ----------------------------------------------------
                                         2001       2000       1999       1998       1997
                                       --------   --------   --------   --------   --------
Accumulation Unit Value, beginning
   of period .......................   $ 13.122   $ 12.339   $ 12.313   $ 11.943   $ 11.330
Accumulation Unit Value, end of
   period ..........................   $ 13.819   $ 13.122   $ 12.339   $ 12.313   $ 11.943
Number of Accumulation Units
   outstanding, end of period ......    419,087    369,397    473,183    509,381    465,682


----------
(a) Neuberger Berman AMT Limited Maturity Bond Fund Subaccount prior to May 1, 2000.

PENN SERIES QUALITY BOND FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                        Year Ended December 31,
                                       --------------------------------------------------------
                                         2006       2005       2004        2003         2002
                                       --------   --------   --------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............   $ 29.524   $ 29.165   $ 28.234   $   26.926   $   25.898
Accumulation Unit Value,
   end of period ...................   $ 30.690   $ 29.524   $ 29.165   $   28.234   $   26.926
Number of Accumulation Units
   outstanding, end of period ......    736,923    818,298    961,735    1,065,243    1,206,212



                                                          Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998         1997
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value, beginning
   of period .......................   $   24.078   $   21.769   $   22.043   $   20.260   $   18.990
Accumulation Unit Value, end of
   period ..........................   $   25.898   $   24.078   $   21.769   $   22.043   $   20.260
Number of Accumulation Units
   outstanding, end of period ......    1,341,947    1,254,944    1,612,651    1,665,664    1,497,635


PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                      Year Ended December 31,
                                       ----------------------------------------------------
                                         2006       2005       2004       2003       2002
                                       --------   --------   --------   --------   --------
Accumulation Unit Value, beginning
   of period .......................   $ 49.524   $ 48.635   $ 44.482   $ 36.581   $ 35.822
Accumulation Unit Value, end of
   period ..........................   $ 53.785   $ 49.524   $ 48.635   $ 44.482   $ 36.581
Number of Accumulation Units
   outstanding, end of period ......    425,216    514,250    583,958    729,334    774,481



                                                         Year Ended December 31,
                                       ----------------------------------------------------------
                                         2001       2000        1999         1998         1997
                                       --------   --------   ----------   ----------   ----------
Accumulation Unit Value, beginning
   of period .......................   $ 33.923   $ 35.666   $   34.645   $   33.476   $   29.276
Accumulation Unit Value, end of
   period ..........................   $ 35.822   $ 33.923   $   35.666   $   34.645   $   33.476
Number of Accumulation Units
   outstanding, end of period ......    877,109    961,997    1,176,269    1,308,094    1,261,904

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2006         2005         2004         2003         2002
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value, beginning
   of period .......................   $  130.835   $  122.841   $  104.894   $   81.754   $   82.027
Accumulation Unit Value, end of
   period ..........................   $  149.071   $  130.835   $  122.841   $  104.894   $   81.754
Number of Accumulation Units
   outstanding, end of period ......    2,278,653    2,514,472    2,650,018    2,719,530    2,294,054



                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998         1997
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value, beginning
   of period .......................   $   75.311   $   62.396   $   58.951   $   56.265   $   49.262
Accumulation Unit Value, end of
   period ..........................   $   82.027   $   75.311   $   62.396   $   58.951   $   56.265
Number of Accumulation Units
   outstanding, end of period ......    3,305,527    3,500,263    4,634,490    5,766,014    5,974,993


PENN SERIES GROWTH STOCK FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans


                                                       Year Ended December 31,
                                       ------------------------------------------------------
                                          2006      2005       2004       2003        2002
                                       --------   --------   --------   --------   ----------
Accumulation Unit Value, beginning
   of period .......................   $ 39.760   $ 37.930   $ 34.322   $ 30.930   $   48.112
Accumulation Unit Value, end of
   period ..........................   $ 44.375   $ 39.760   $ 37.930   $ 34.322   $   30.930
Number of Accumulation Units
   outstanding, end of period ......    632,535   $704,398    774,981    954,642    1,251,261



                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998         1997
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value, beginning
   of period .......................   $   65.253   $   89.413   $   67.515   $   48.256   $   38.550
Accumulation Unit Value, end of
   period ..........................   $   48.112   $   65.253   $   89.413   $   67.515   $   48.256
Number of Accumulation Units
   outstanding, end of period ......    1,366,134    1,638,918    1,772,202    1,752,036    1,794,481


----------
(a)  Penn Series Growth Equity Fund Subaccount prior to August 1, 2004.

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2006         2005         2004         2003         2002
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value, beginning
   of period .......................   $   51.949   $   51.068   $   45.821   $   36.316   $   43.241
Accumulation Unit Value,
   end of period ...................   $   60.678   $   51.949   $   51.068   $   45.821   $   36.316
Number of Accumulation
   Units outstanding, end of
   period ..........................    1,345,261    1,539,420    1,792,241    2,084,422    2,399,446



                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998         1997
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............   $   44.862   $   40.329   $   41.167   $   38.038   $   30.819
Accumulation Unit Value,
   end of period ...................   $   43.241   $   44.862   $   40.329   $   41.167   $   38.038
Number of Accumulation
   Units outstanding, end of
   period ..........................    2,846,994    3,228,429    4,407,110    5,273,048    5,409,879


----------
(a)  Penn Series Value Equity Fund Subaccount prior to May 1, 2000.

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2006         2005         2004         2003        2002(a)
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............    $ 11.136     $ 11.142     $ 10.383     $  8.370      $10.000
Accumulation Unit Value,
   end of period ...................    $ 11.404     $ 11.136     $ 11.142     $ 10.383      $ 8.370
Number of Accumulation
   Units outstanding, end of
   period ..........................     328,102      354,234      378,789      259,358       59,181


----------
(a) For the period May 1, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES INDEX 500 FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2006         2005         2004         2003         2002
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............   $   15.661   $   15.177   $   13.911   $   10.970   $   14.292
Accumulation Unit Value,
   end of period ...................   $   17.844   $   15.661   $   15.177   $   13.911   $   10.970
Number of Accumulation
   Units outstanding, end of
   period ..........................    2,030,923    2,373,565    2,823,090    3,169,175    3,405,972

Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998        1997(b)
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............   $   16.443   $   18.344   $   15.414   $   12.162    $ 10.000
Accumulation Unit Value,
   end of period ...................   $   14.292   $   16.443   $   18.344   $   15.414    $ 12.162
Number of Accumulation
   Units outstanding, end of
   period ..........................    4,065,632    4,646,239    4,389,976    2,350,293     703,585


----------
(a)  Fidelity Investments' VIP Index 500 Fund Subaccount prior to May 1, 2000.

(b) For the period May 1, 1997 (date Subaccount was established) through December 31, 1997.

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2006         2005         2004         2003         2002
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............    $ 15.820     $ 14.240    $   12.947   $    8.781   $   13.191
Accumulation Unit Value,
   end of period ...................    $ 16.687     $ 15.820    $   14.240   $   12.947   $    8.781
Number of Accumulation
   Units outstanding, end of
   period ..........................     873,396      969,393     1,073,658    1,274,276    1,087,651



                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998         1997
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............   $   18.581   $   19.924    $ 12.262    $   12.690   $   13.282
Accumulation Unit Value,
   end of period ...................   $   13.191   $   18.581    $ 19.924    $   12.262   $   12.690
Number of Accumulation
   Units outstanding, end of
   period ..........................    1,201,212    1,310,821     916,231     1,153,673    1,567,237


----------
(a) American Century V.I. Capital Appreciation Portfolio Subaccount prior to May 1, 2000.

PENN SERIES MID CAP VALUE FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2006         2005         2004         2003         2002
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of Period .............   $   25.379   $   22.876   $   18.805   $   13.915   $   15.555
Accumulation Unit Value,
   end of period ...................   $   27.924   $   25.379   $   22.876   $   18.805   $   13.915
Number of Accumulation
   Units outstanding, end of
   period ..........................    1,010,390    1,132,860    1,174,771    1,351,693    1,466,935

Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998        1997(b)
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of Period .............   $   16.266   $   13.544   $   12.773   $   12.411    $ 10.000
Accumulation Unit Value,
   end of period ...................   $   15.555   $   16.266   $   13.544   $   12.773    $ 12.411
Number of Accumulation
   Units outstanding, end of
   period ..........................    1,630,710    1,636,891    1,787,163    1,716,964     665,382


----------
(a)  Neuberger Berman AMT Partners Portfolio Subaccount prior to May 1, 2000.

(b) For the period May 1, 1997 (date Subaccount was established) through December 31, 1997.

PENN SERIES STRATEGIC VALUE FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                           2006        2005         2004         2003        2002(a)
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............    $ 13.779     $ 12.894     $ 10.508     $  8.503      $10.000
Accumulation Unit Value,
   end of period ...................    $ 15.272     $ 13.779     $ 12.894     $ 10.508      $ 8.503
Number of Accumulation
   Units outstanding, end of
   period ..........................     312,906      366,455      308,103      173,321       69,035


(a) For the period May 1, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES SMALL CAP GROWTH FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2006         2005         2004         2003         2002
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............    $ 28.891     $ 27.527    $   25.456   $   17.474   $   30.550
Accumulation Unit Value,
   end of period ...................    $ 28.182     $ 28.891    $   27.527   $   25.456   $   17.474
Number of Accumulation
   Units outstanding, end of
   period ..........................     817,610      967,455     1,171,164    1,368,904    1,470,450



                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998        1997(b)
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............   $   36.756   $   52.084   $   18.503    $ 13.806     $ 10.000
Accumulation Unit Value,
   end of period ...................   $   30.550   $   36.756   $   52.084    $ 18.503     $ 13.806
Number of Accumulation
   Units outstanding, end of
   period ..........................    1,722,296    1,977,899    1,645,175     781,196      308,169


----------
(a)  Penn Series Emerging Growth Fund Subaccount prior to August 1, 2004.

(b) For the period May 1, 1997 (date Subaccount was established) through December 31, 1997.

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2006         2005         2004         2003         2002
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............   $   29.960   $   29.261   $   25.791   $   14.936   $   18.170
Accumulation Unit Value,
   end of period ...................   $   34.747   $   29.960   $   29.261   $   25.791   $   14.936
Number of Accumulation
   Units outstanding, end of
   period ..........................    1,070,370    1,188,984    1,374,755    1,542,137    1,543,061



                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998         1997
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............   $   15.760   $   14.032   $   14.400   $   16.051   $   13.211
Accumulation Unit Value,
   end of period ...................   $   18.170   $   15.760   $   14.032   $   14.400   $   16.051
Number of Accumulation
   Units outstanding, end of
   period ..........................    1,784,282    1,511,552    1,249,298    1,306,650    1,104,032


----------
(a)  Penn Series Small Capitalization Fund Subaccount prior to May 1, 2000.

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2006         2005         2004         2003         2002
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............   $   30.220   $   26.205   $   20.410   $   15.556   $   17.491
Accumulation Unit Value,
   end of period ...................   $   38.902   $   30.220   $   26.205   $   20.410   $   15.556
Number of Accumulation
   Units outstanding, end of
   period ..........................    1,697,957    1,773,262    1,934,076    2,184,851    2,481,498



                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998         1997
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............   $   24.641   $   30.678   $   21.320   $   18.164   $   16.659
Accumulation Unit Value,
   end of period ...................   $   17.491   $   24.641   $   30.678   $   21.320   $   18.164
Number of Accumulation
   Units outstanding, end of
   period ..........................    3,049,380    3,568,406    3,579,323    3,822,847    4,155,960

PENN SERIES REIT FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2006         2005         2004         2003       2002 (a)
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............    $ 18.317     $ 16.418     $ 12.266     $  9.167      $10.000
Accumulation Unit Value,
   end of period ...................    $ 23.952     $ 18.317     $ 16.418     $ 12.266      $ 9.167
Number of Accumulation
   Units outstanding, end of
   period ..........................     422,525      371,627      361,613      241,611       74,393


----------
(a) For the period May 1, 2002 (date Subaccount was established) through December 31, 2002.

NEUBERGER BERMAN AMT BALANCED PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2006         2005         2004         2003         2002
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............    $ 20.045     $ 18.590     $ 17.220    $   14.996   $   18.328
Accumulation Unit Value,
   end of period ...................    $ 21.909     $ 20.045     $ 18.590    $   17.220   $   14.996
Number of Accumulation
   Units outstanding, end of
   period ..........................     561,713      660,566      785,717     1,000,865    1,138,571



                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998         1997
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............   $   21.420   $   22.724   $   17.228   $   15.551   $   13.182
Accumulation Unit Value,
   end of period ...................   $   18.328   $   21.420   $   22.724   $   17.228   $   15.551
Number of Accumulation
   Units outstanding, end of
   period ..........................    1,464,704    1,865,066    1,348,416    1,488,257    1,466,154


FIDELITY INVESTMENTS' VIP EQUITY-INCOME PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2006         2005         2004         2003         2002
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............   $   24.075   $   23.026   $   20.905   $   16.242   $   19.802
Accumulation Unit Value,
   end of period ...................   $   28.578   $   24.075   $   23.026   $   20.905   $   16.242
Number of Accumulation
   Units outstanding, end of
   period ..........................    1,552,610    1,757,158    1,968,672    2,247,597    2,444,133

Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998         1997
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............   $   21.097   $   19.704   $   18.764   $   17.021   $   13.453
Accumulation Unit Value,
   end of period ...................   $   19.802   $   21.097   $   19.704   $   18.764   $   17.021
Number of Accumulation
   Units outstanding, end of
   period ..........................    2,895,019    3,117,394    3,820,785    3,820,796    3,352,648


FIDELITY INVESTMENTS' VIP GROWTH PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2006         2005         2004         2003         2002
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............   $   22.049   $   21.102   $   20.669   $   15.754   $   22.823
Accumulation Unit Value,
   end of period ...................   $   23.267   $   22.049   $   21.102   $   20.669   $   15.754
Number of Accumulation
   Units outstanding, end of
   period ..........................    2,109,483    2,483,974    3,056,129    3,616,144    3,940,027



                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998         1997
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............   $   28.063   $   31.922   $   23.519   $   17.073   $   14.000
Accumulation Unit Value,
   end of period ...................   $   22.823   $   28.063   $   31.922   $   23.519   $   17.073
Number of Accumulation
   Units outstanding, end of
   period ..........................    4,683,819    5,391,217    4,955,849    3,722,268    3,157,234


FIDELITY INVESTMENTS' VIP II ASSET MANAGER PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2006         2005         2004         2003         2002
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............    $ 18.937     $ 18.430     $ 17.694     $ 15.186     $ 16.848
Accumulation Unit Value,
   end of period ...................    $ 20.072     $ 18.937     $ 18.430     $ 17.694     $ 15.186
Number of Accumulation
   Units outstanding, end of
   period ..........................     360,694      472,834      554,035      659,637      728,367

Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998         1997
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............    $ 17.787    $   18.748   $   17.809    $ 15.040     $ 12.623
Accumulation Unit Value,
   end of period ...................    $ 16.848    $   17.787   $   18.748    $ 17.809     $ 15.040
Number of Accumulation
   Units outstanding, end of
   period ..........................     970,400     1,222,300    1,290,362     801,557      577,711


VAN KAMPEN'S UIF EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO SUBACCOUNT Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2006         2004         2003         2002         2001
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............    $ 11.649     $  9.581     $  6.482     $  7.204     $  7.801
Accumulation Unit Value,
   end of period ...................    $ 20.857     $ 11.649     $  9.581     $  6.482     $  7.204
Number of Accumulation
   Units outstanding, end of
   period ..........................     828,177      717,172      792,835      858,363      910,435



                                                           Year Ended December 31,
                                       --------------------------------------------------------------
                                          2001         2000         1999         1998        1997(a)
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
   beginning of period .............    $  7.801    $   12.995    $  6.720     $  8.975     $ 10.000
Accumulation Unit Value,
   end of period ...................    $  7.204    $    7.801    $ 12.995     $  6.720     $  8.975
Number of Accumulation
   Units outstanding, end of
   period ..........................     910,435     1,014,659     649,652      406,393      248,001


----------
(a) For the period May 1, 1997 (date Subaccount was established) through December 31, 1997.

STATEMENT OF ADDITIONAL INFORMATION - MAY 1, 2007


RETIREMENT PLANNER VA/DIVERSIFIER II

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 - TELEPHONE (800) 523-0650


This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus for the Penn Mutual Retirement Planner VA or the current Prospectus for the Penn Mutual Diversifier II Variable/Fixed Contracts and Penn Mutual Diversifier II Variable Contracts, each dated May 1, 2007. The Contracts are funded through Penn Mutual Variable Annuity Account III (referred to as the "Separate Account"). To obtain a prospectus you may write to The Penn Mutual Life Insurance Company (the "Company"), Customer Service Group, Philadelphia, PA 19172, visit our web site at www.pennmutual.com or call (800) 523-0650. Terms used in this statement of additional information have the same meaning as the Prospectus.


TABLE OF CONTENTS


VARIABLE ANNUITY PAYMENTS
First Variable Annuity Payments...........................................   B-2
Subsequent Variable Annuity Payments......................................   B-2
Annuity Units.............................................................   B-2
Value of Annuity Units....................................................   B-2
Net Investment Factor.....................................................   B-2
Assumed Interest Rate.....................................................   B-3
Valuation Period..........................................................   B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES ................................   B-3

DISTRIBUTION OF CONTRACTS ................................................   B-4

CUSTODIAN ................................................................   B-4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................   B-4

LEGAL MATTERS ............................................................   B-4

FINANCIAL STATEMENTS .....................................................   B-4

VARIABLE ANNUITY PAYMENTS

FIRST VARIABLE ANNUITY PAYMENTS

     When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract or Variable Account Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied. The annuity tables for the Retirement Planner VA are based on the 1983 Individual Annuity Mortality Tables, with a choice between assumed interest rates of 3.5% and 5%. The annuity tables for the Diversifier II Variable/Fixed Contracts are based on the 1983 Individual Annuity Mortality Tables and the annuity tables for the Diversifier II Variable Contracts are based on the 1971 Individual Annuity Mortality Tables. The tables assume a rate of interest of 4%. The amount of the first monthly income for each $1,000 of value is shown at various ages.

     The United States Supreme Court has ruled that life annuity payments under an employer's retirement plan may not be based upon sex-distinct mortality tables. Where this decision applies or where otherwise required by law, Penn Mutual will provide annuity payments based upon unisex tables.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS

     The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the Subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the Valuation Period. The Company guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

ANNUITY UNITS

     For each Subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the Subaccount divided by the value of an annuity unit for the Subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

VALUE OF ANNUITY UNITS

     The value of an annuity unit for each Subaccount was arbitrarily set at $10 when the Subaccount was established. The value may increase or decrease from one Valuation Period to the next. For a Valuation Period, the value of an annuity unit for a Subaccount is the value of an annuity unit for the Subaccount for the last prior Valuation Period multiplied by the net investment factor for the Subaccount for the Valuation Period. The result is then multiplied by a factor to neutralize the assumed interest rate included in the annuity tables.

NET INVESTMENT FACTOR

     For any Subaccount, the net investment factor for a Valuation Period is determined by dividing (a) by (b) and subtracting (c):

WHERE (A) IS:

     The net asset value per share of the mutual fund held in the Subaccount, as of the end of the Valuation Period

     plus

     The per share value of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the Valuation Period plus or minus

     A per share charge or credit, as we may determine as of the end of the Valuation Period, for provision for taxes (if applicable).

WHERE (B) IS:

     The net asset value per share of the mutual fund held in the Subaccount as of the end of the last prior Valuation Period plus or minus

     The per share charge or credit for provision for taxes as of the end of the last prior Valuation Period (if applicable).

WHERE (C) IS:

     The sum of the mortality and expense risk charge or credit and the daily administration charge. On an annual basis, the sum of such charges equals 1.25% of the daily net asset value of the Subaccount.

ASSUMED INTEREST RATE

     Except for the Retirement Planner VA, a 4% assumed interest rate is included in the annuity tables in the contracts. The Retirement Planner VA offers a choice of 3.5% or 5% assumed interest rates. A higher assumption would mean a higher first annuity payment but more slowly rising and more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate equals the assumed interest rate on an annual basis, annuity payments will be level.

VALUATION PERIOD

     Valuation Period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.


TRANSACTION VALUATION



     Your allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office. Allocation, withdrawal and transfer instructions received at our Administrative Office after the close of regular trading on the NYSE will be valued based on the value of an Accumulation Unit computed as of the close of regular trading on the next NYSE business day. In order to receive a day's closing price, instructions sent by facsimile transmission must be received by our fax server prior to the close of regular trading on that day. Telephone instructions must be received in full, containing all required information and confirmed back to the caller prior to the close of regular trading in order to receive that day's closing price.


ADMINISTRATIVE AND RECORDKEEPING SERVICES

     The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

DISTRIBUTION OF CONTRACTS


     Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of the Company, serves as principal underwriter of the combination variable and fixed annuity contracts and the variable annuity contracts. The address of HTK is 600 Dresher Road, Horsham, PA 19044. For 2006, 2005 and 2004* the Company paid commissions to HTK of approximately $59,470, $68,406, and $56,091, respectively.


     The Contracts will be distributed by Hornor, Townsend & Kent, Inc. through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 6.7% and trailer commissions based on a percentage of Contract Value, other allowance and overrides may be paid. The offering of the Contracts is continuous, and the Company does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.



* Amounts shown for 2004 include commissions paid in connection with the Optimizer Group Variable and Fixed Annuity Contracts, which the Company has ceased offering.


CUSTODIAN

     The Company is custodian of the assets held in the Separate Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP serves as independent registered public accounting firm of the Company and the Separate Account. Their offices are located at 2001 Market Street, Suite 1700, Philadelphia, PA 19103.

LEGAL MATTERS

     Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts and Certificates. Their offices are located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004.

FINANCIAL STATEMENTS

     The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2006

                                                                    LIMITED
                                                     MONEY       MATURITY BOND      QUALITY
                                      TOTAL       MARKET FUND+       FUND+        BOND FUND+
                                 --------------   ------------   -------------   ------------
INVESTMENT IN FUND SHARES
Number of Shares .............                      30,136,046      3,035,334      10,658,419
Cost .........................   $2,102,299,180    $30,136,046    $31,972,735    $111,871,837
ASSETS:
Investments at market value ..   $2,280,239,645    $30,136,046    $31,203,232    $109,888,299
LIABILITIES:
Due to The Penn Mutual Life
   Insurance Company .........          167,302          2,244          2,340           8,218
                                 --------------    -----------    -----------    ------------
NET ASSETS ...................   $2,280,072,343    $30,133,802    $31,200,892    $109,880,081
                                 ==============    ===========    ===========    ============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                  LIMITED
                                                    MONEY      MATURITY BOND     QUALITY
                                     TOTAL      MARKET FUND+       FUND+       BOND FUND+
                                 ------------   ------------   -------------   ----------
NET INVESTMENT INCOME (LOSS):
Dividends ....................   $ 35,212,269    $1,246,337     $1,229,811     $4,116,002
EXPENSE:
Mortality and expense risk
   charges ...................     25,451,178       336,265        317,335      1,241,832
                                 ------------    ----------     ----------     ----------
Net investment income
   (loss) ....................      9,761,091       910,072        912,476      2,874,170
                                 ------------    ----------     ----------     ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS:
Realized gain (loss) from
   redemption of fund
   shares ....................     35,949,279            --       (105,973)      (182,098)
Realized gains
   distributions .............    179,311,984            --             --             --
                                 ------------    ----------     ----------     ----------
Net realized gain (loss) from
   investment transactions ...    215,261,263            --       (105,973)      (182,098)
Net change in unrealized
   appreciation (depreciation)
   of investments ............     34,469,683            --         11,750      1,362,935
                                 ------------    ----------     ----------     ----------
Net realized and unrealized
   gain (loss) on
   investments ...............    249,730,946            --        (94,223)     1,180,837
                                 ------------    ----------     ----------     ----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ................   $259,492,037    $  910,072     $  818,253     $4,055,007
                                 ============    ==========     ==========     ==========

+     Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++    Investment in Neuberger Berman Advisers Management Trust

+++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II

++++  Investment in Van Kampen's The Universal Institutional Funds, Inc.

@     Investment in AIM Variable Insurance Funds

@@    Investment in Federated Insurance Series

@@@   Investment in Rydex Variable Trust

@@@@  Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*     Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**    Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2006

                                                 FLEXIBLY                      LARGE CAP
                                  HIGH YIELD      MANAGED     GROWTH STOCK       VALUE
                                  BOND FUND+       FUND+          FUND+          FUND+
                                 -----------   ------------    -----------   ------------
INVESTMENT IN FUND SHARES
Number of Shares .............     7,390,963     38,182,029      4,589,453      6,908,293
Cost .........................   $60,118,900   $874,990,592    $78,885,415   $106,759,659
ASSETS:
Investments at market value ..   $58,240,785   $959,132,562    $67,373,177   $135,402,542
LIABILITIES:
Due to The Penn Mutual Life
   Insurance Company .........         4,263         70,692          4,855          9,679
                                 -----------   ------------    -----------   ------------
NET ASSETS ...................   $58,236,522   $959,061,870    $67,368,322   $135,392,863
                                 ===========   ============    ===========   ============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006

                                                 FLEXIBLY                      LARGE CAP
                                  HIGH YIELD      MANAGED     GROWTH STOCK       VALUE
                                  BOND FUND+       FUND+          FUND+          FUND+
                                 -----------   ------------   ------------   ------------
NET INVESTMENT INCOME (LOSS):
Dividends ....................   $ 3,240,512   $ 14,951,234   $   152,048    $  1,387,430
EXPENSE:
Mortality and expense risk and
   administration charges ....       693,348     10,530,562       732,034       1,619,136
                                 -----------   ------------   -----------    ------------
Net investment income
   (loss) ....................     2,547,164      4,420,672      (579,986)       (231,706)
                                 -----------   ------------   -----------    ------------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS:
Realized gain (loss) from
   redemption of fund
   shares ....................    (1,162,133)    23,124,686    (3,875,627)      5,462,375
Realized gains
   distributions .............            --    129,211,631            --       6,287,446
                                 -----------   ------------   -----------    ------------
Net realized gain (loss) from
   investment transactions ...    (1,162,133)   152,336,317    (3,875,627)     11,749,821
Net change in unrealized
   appreciation (depreciation)
   of investments ............     3,269,843    (44,388,503)   11,220,797       8,682,864
                                 -----------   ------------   -----------    ------------
Net realized and unrealized
   gain (loss) on
   investments ...............     2,107,710    107,947,814     7,345,170      20,432,685
                                 -----------   ------------   -----------    ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ................   $ 4,654,874   $112,368,486   $ 6,765,184    $ 20,200,979
                                 ===========   ============   ===========    ============

+     Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++    Investment in Neuberger Berman Advisers Management Trust

+++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II

++++  Investment in Van Kampen's The Universal Institutional Funds, Inc.

@     Investment in AIM Variable Insurance Funds

@@    Investment in Federated Insurance Series

@@@   Investment in Rydex Variable Trust

@@@@  Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*     Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**    Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2006

                                  LARGE CAP                    MID CAP       MID CAP
                                    GROWTH      INDEX 500       GROWTH        VALUE
                                    FUND+         FUND+         FUND+         FUND+
                                 -----------   -----------   -----------   -----------
INVESTMENT IN FUND SHARES
Number of Shares .............     1,807,983    10,105,606     5,052,084     6,908,293
Cost .........................   $19,164,230   $91,553,980   $39,442,291   $67,759,119
ASSETS:
Investments at market value ..   $19,978,215   $98,832,823   $42,791,153   $71,876,294
LIABILITIES:
Due to The Penn Mutual Life
   Insurance Company .........         1,497         7,251         3,149         5,252
                                 -----------   -----------   -----------   -----------
NET ASSETS ...................   $19,976,718   $98,825,572   $42,788,004   $71,871,042
                                 ===========   ===========   ===========   ===========

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006

                                 LARGE CAP                   MID CAP     MID CAP
                                   GROWTH     INDEX 500       GROWTH      VALUE
                                   FUND+        FUND+         FUND+       FUND+
                                 ---------   -----------   ----------   ----------
NET INVESTMENT INCOME (LOSS):
Dividends ....................   $  46,256   $ 1,193,818   $       --   $  440,308
EXPENSE:
Mortality and expense risk
   charges ...................     237,809     1,107,738      518,161      848,170
                                 ---------   -----------   ----------   ----------
Net investment income
   (loss) ....................    (191,553)       86,080     (518,161)    (407,862)
                                 ---------   -----------   ----------   ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS:
Realized gain (loss) from
   redemption of fund
   shares ....................     316,401      (613,684)     657,345    2,080,557
Realized gains
   distributions .............     199,240            --           --    3,870,853
                                 ---------   -----------   ----------   ----------
Net realized gain (loss) from
   investment transactions ...     515,641      (613,684)     657,345    5,951,410
Net change in unrealized
   appreciation (depreciation)
   of investments ............     102,350    12,373,169    1,817,879      906,126
                                 ---------   -----------   ----------   ----------
Net realized and unrealized
   gain (loss) on
   investments ...............     617,991    11,759,485    2,475,224    6,857,536
                                 ---------   -----------   ----------   ----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ................   $ 426,438   $11,845,565   $1,957,063   $6,449,674
                                 =========   ===========   ==========   ==========

+    Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++   Investment in Neuberger Berman Advisers Management Trust

+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II

++++ Investment in Van Kampen's The Universal Institutional Funds, Inc.

@    Investment in AIM Variable Insurance Funds

@@   Investment in Federated Insurance Series

@@@  Investment in Rydex Variable Trust

@@@@ Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*    Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**   Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2006

                                  STRATEGIC     SMALL CAP      SMALL CAP
                                    VALUE         GROWTH         VALUE      INTERNATIONAL
                                    FUND+         FUND+          FUND+       EQUITY FUND+
                                 -----------   -----------   ------------   -------------
INVESTMENT IN FUND SHARES
Number of Shares .............     1,996,662     2,648,476      5,843,817      6,223,587
Cost .........................   $25,362,588   $62,800,602   $ 94,979,066   $114,332,951
ASSETS:
Investments at market value ..   $26,415,840   $53,207,886   $103,435,561   $151,046,445
LIABILITIES:
Due to The Penn Mutual Life
   Insurance Company .........         1,975         3,867          7,595         11,023
                                 -----------   -----------   ------------   ------------
NET ASSETS ...................   $26,413,865   $53,204,019   $103,427,966   $151,035,422
                                 ===========   ===========   ============   ============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006

                                  STRATEGIC     SMALL CAP      SMALL CAP
                                    VALUE         GROWTH         VALUE      INTERNATIONAL
                                    FUND+         FUND+          FUND+       EQUITY FUND+
                                 -----------   -----------   ------------   -------------
NET INVESTMENT INCOME (LOSS):
Dividends ....................   $   115,642   $      --     $   293,422     $ 1,979,609
EXPENSE:
Mortality and expense risk and
   administration charges ....       307,521       690,266     1,158,573       1,483,324
                                 -----------   -----------   -----------     -----------
Net investment income
   (loss) ....................      (191,879)     (690,266)     (865,151)        496,285
                                 -----------   -----------   -----------     -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS:
Realized gain (loss) from
   redemption of fund
   shares ....................     1,506,110    (2,243,749)    2,283,756       4,701,475
Realized gains
   distributions .............     2,608,611          --       7,842,994      14,241,219
                                 -----------   -----------   -----------     -----------
Net realized gain (loss) from
   investment transactions ...     4,114,721    (2,243,749)   10,126,750      18,942,694
Net change in unrealized
   appreciation (depreciation)
   of investments ............    (1,396,096)    1,408,351     4,517,890      10,909,689
                                 -----------   -----------   -----------     -----------
Net realized and unrealized
   gain (loss) on
   investments ...............     2,718,625      (835,398)   14,644,640      29,852,383
                                 -----------   -----------   -----------     -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ................   $ 2,526,746   $(1,525,664)  $13,779,489     $30,348,668
                                 ===========   ===========   ===========     ===========

+    Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++   Investment in Neuberger Berman Advisers Management Trust

+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II

++++ Investment in Van Kampen's The Universal Institutional Funds, Inc.

@    Investment in AIM Variable Insurance Funds

@@   Investment in Federated Insurance Series

@@@  Investment in Rydex Variable Trust

@@@@ Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*    Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**   Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2006

                                     REIT        BALANCED    EQUITY INCOME      GROWTH
                                    FUND+      PORTFOLIO++    PORTFOLIO+++   PORTFOLIO+++
                                 -----------   -----------   -------------   ------------
INVESTMENT IN FUND SHARES
Number of Shares .............     2,524,716     2,326,279      3,792,773       2,295,481
Cost .........................   $38,739,614   $32,027,123    $86,507,391     $81,399,391
ASSETS:
Investments at market value ..   $45,697,358   $26,612,636    $99,370,643     $82,338,895
LIABILITIES:
Due to The Penn Mutual Life
   Insurance Company .........         3,415         1,927          7,223           5,877
                                 -----------   -----------    -----------     -----------
NET ASSETS ...................   $45,693,943   $26,610,709    $99,363,420     $82,333,018
                                 ===========   ===========    ===========     ===========

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006

                                    REIT        BALANCED    EQUITY INCOME      GROWTH
                                    FUND+     PORTFOLIO++    PORTFOLIO+++   PORTFOLIO+++
                                 ----------   -----------   -------------   ------------
NET INVESTMENT INCOME (LOSS):
Dividends ....................   $  439,029   $   214,761    $ 2,968,466     $  334,913
EXPENSE:
Mortality and expense risk
   charges ...................      439,732       328,811      1,096,188      1,048,760
                                 ----------   -----------    -----------     ----------
Net investment income (loss)..         (703)     (114,050)     1,872,278       (713,847)
                                 ----------   -----------    -----------     ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS:
Realized gain (loss) from
   redemption of fund shares..    1,337,174    (1,733,372)     2,435,976      (784,250)
Realized gains
   distributions .............    3,341,137            --     10,842,827            --
                                 ----------   -----------    -----------    ----------
Net realized gain (loss) from
   investment transactions ...    4,678,311    (1,733,372)    13,278,803      (784,250)
Net change in unrealized
   appreciation (depreciation)
   of investments ............    4,750,564     4,175,728        211,699     5,942,540
                                 ----------   -----------    -----------    ----------
Net realized and unrealized
   gain (loss) on
   investments ...............    9,428,875     2,442,356     13,490,502     5,158,290
                                 ----------   -----------    -----------    ----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ................   $9,428,172   $ 2,328,306    $15,362,780    $4,444,443
                                 ==========   ===========    ===========    ==========

+     Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++    Investment in Neuberger Berman Advisers Management Trust

+++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II

++++  Investment in Van Kampen's The Universal Institutional Funds, Inc.

@     Investment in AIM Variable Insurance Funds

@@    Investment in Federated Insurance Series

@@@   Investment in Rydex Variable Trust

@@@@  Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*     Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**    Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2006

                                                 EMERGING MARKETS   V.I. CAPITAL
                                 ASSET MANAGER     EQUITY (INT'L)   APPRECIATION   HIGH INCOME BOND
                                  PORTFOLIO+++     PORTFOLIO++++       FUND @         FUND II @@
                                 -------------   ----------------   ------------   ----------------
INVESTMENT IN FUND SHARES
Number of Shares .............        963,603         2,475,011          4,213          126,163
Cost .........................    $14,753,837       $35,189,268       $103,919         $945,634
ASSETS:
Investments at market value ..    $15,138,208       $48,361,720       $110,472         $990,381
LIABILITIES:
Due to The Penn Mutual Life
   Insurance Company .........          1,095             3,556              9               82
                                  -----------       -----------       --------         --------
NET ASSETS ...................    $15,137,113       $48,358,164       $110,463         $990,299
                                  ===========       ===========       ========         ========

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006

                                                        EMERGING         V.I. CAPITAL
                                 ASSET MANAGER       MARKETS EQUITY      APPRECIATION   HIGH INCOME BOND
                                  PORTFOLIO+++   (INT'L) PORTFOLIO++++      FUND @         FUND II @@
                                 -------------   ---------------------   ------------   ----------------
NET INVESTMENT INCOME (LOSS):
Dividends ....................     $ 459,991          $   277,653          $    63          $ 42,723

EXPENSE:
Mortality and expense risk and
   administration charges ....       202,204              454,143            1,385             9,078
                                   ---------          -----------          -------          --------
Net investment income (loss)..       257,787             (176,490)          (1,322)           33,645
                                   ---------          -----------          -------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS:
Realized gain (loss) from
   redemption of fund shares..      (189,913)           2,794,416            4,956           (11,980)
Realized gains
   distributions .............            --              852,715               --                --
                                   ---------          -----------          -------          --------
Net realized gain (loss) from
   investment transactions ...      (189,913)           3,647,131            4,956           (11,980)
Net change in unrealized
   appreciation (depreciation)
   of investments ............       850,956            7,551,954             (158)           35,739
                                   ---------          -----------          -------          --------
Net realized and unrealized
   gain (loss) on
   investments ...............       661,043           11,199,085         4,798            23,759
                                   ---------          -----------       -------          --------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ................     $ 918,830          $11,022,595       $ 3,476          $ 57,404
                                   =========          ===========       =======          ========

+     Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++    Investment in Neuberger Berman Advisers Management Trust

+++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II

++++  Investment in Van Kampen's The Universal Institutional Funds, Inc.

@     Investment in AIM Variable Insurance Funds

@@    Investment in Federated Insurance Series

@@@   Investment in Rydex Variable Trust

@@@@  Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*     Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**    Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2006

                                                                          RUSSELL
                                                   FINANCIAL    HEALTH      2000
                                                    SERVICES     CARE    ADVANTAGE     NOVA
                                                    FUND@@@    FUND@@@    FUND@@@*    FUND@@@
                                                   ---------   -------   ---------   --------
INVESTMENT IN FUND SHARES
Number of Shares ...............................      1,775        626       6,017     67,119
Cost ...........................................    $54,848    $18,314    $227,859   $596,785
Investments at market value ....................    $57,132    $17,781    $247,554   $677,228
LIABILITIES:
Due to The Penn Mutual Life Insurance Company ..          5          2          21         53
                                                    -------    -------    --------   --------
NET ASSETS .....................................    $57,127    $17,779    $247,533   $677,175
                                                    =======    =======    ========   ========

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                       RUSSELL
                                                                FINANCIAL    HEALTH      2000
                                                                 SERVICES     CARE    ADVANTAGE     NOVA
                                                                 FUND@@@    FUND@@@   FUND@@@*     FUND@@@
                                                                ---------   -------   ---------   --------
NET INVESTMENT INCOME (LOSS):
Dividends ...................................................     $  534    $    --   $    718     $ 7,848
EXPENSE:
Mortality and expense risk charges ..........................      1,105        396      6,833       6,012
                                                                  ------    -------   --------     -------
Net investment income (loss) ................................       (571)      (396)    (6,115)      1,836
                                                                  ------    -------   --------     -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gain (loss) from redemption of fund shares .........      1,925      4,094     99,918       7,841
Realized gains distributions ................................      1,903        971         --          --
                                                                  ------    -------   --------     -------
Net realized gain (loss) from investment transactions .......      3,828      5,065     99,918       7,841
Net change in unrealized appreciation (depreciation)
   of investments ...........................................      2,564     (1,778)    30,354      80,250
                                                                  ------    -------   --------     -------
Net realized and unrealized gain (loss) on investments ......      6,392      3,287    130,272      88,091
                                                                  ------    -------   --------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ..........................................     $5,821    $ 2,891   $124,157     $89,927
                                                                  ======    =======   ========     =======

+    Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++   Investment in Neuberger Berman Advisers Management Trust

+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II

++++ Investment in Van Kampen's The Universal Institutional Funds, Inc.

@    Investment in AIM Variable Insurance Funds

@@   Investment in Federated Insurance Series

@@@  Investment in Rydex Variable Trust

@@@@ Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*    Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**   Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2006

                                                                          INVERSE S&P   GOVERNMENT LONG
                                                     OTC     TECHNOLOGY    500 INDEX     BOND ADVANTAGE
                                                   FUND@@@    FUND@@@      FUND@@@***      FUND@@@***
                                                   -------   ----------   -----------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares ...............................     6,275         983         --            11,026
Cost ...........................................   $88,662     $13,641        $--          $126,784
ASSETS:
Investments at market value ....................   $96,573     $14,488        $--          $127,459
LIABILITIES:
Due to The Penn Mutual Life Insurance Company ..         7           1         --                11
                                                   -------     -------        ---          --------
NET ASSETS .....................................   $96,566     $14,487        $--          $127,448
                                                   =======     =======        ===          ========

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                    INVERSE S&P   GOVERNMENT LONG
                                                               OTC     TECHNOLOGY    500 INDEX     BOND ADVANTAGE
                                                             FUND@@@     FUND@@@     FUND@@@***        FUND
                                                             -------   ----------   -----------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends ................................................   $    --     $  --        $    --        $ 11,110
EXPENSE:
Mortality and expense risk and administration charges ....     1,983       512            194           4,433
                                                             -------     -----        -------        --------
Net investment income (loss) .............................    (1,983)     (512)          (194)          6,677
                                                             -------     -----        -------        --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gain (loss) from redemption of fund shares ......    26,852      (894)        15,159         (41,089)
Realized gains distributions .............................        --        --             --              --
                                                             -------     -----        -------        --------
Net realized gain (loss) from investment transactions ....    26,852      (894)        15,159         (41,089)

Net change in unrealized appreciation (depreciation)
   of investments ........................................     4,967       547             --         (14,645)
                                                             -------     -----        -------        --------
Net realized and unrealized gain (loss) on investments ...    31,819      (347)        15,159         (55,734)
                                                             -------     -----        -------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .......................................   $29,836     $(859)       $14,965        $(49,057)
                                                             =======     =====        =======        ========

+    Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++   Investment in Neuberger Berman Advisers Management Trust

+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II

++++ Investment in Van Kampen's The Universal Institutional Funds, Inc.

@    Investment in AIM Variable Insurance Funds

@@   Investment in Federated Insurance Series

@@@  Investment in Rydex Variable Trust

@@@@ Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*    Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**   Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2006

                                                   U.S. GOVERNMENT                                  INTERNATIONAL
                                                     MONEY MARKET    UTILITES    EQUITY INCOME          STOCK
                                                       FUND@@@        FUND@@@   PORTFOLIO II@@@@   PORTFOLIO @@@@@
                                                   ---------------   --------   ----------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares ...............................        923,755         3,666         12,689             5,552
Cost ...........................................       $923,755       $78,409       $287,489           $86,446
ASSETS:
Investments at market value ....................       $923,755       $82,039       $314,693           $99,770
LIABILITIES:
Due to The Penn Mutual Life Insurance Company ..             78             7             25                 8
                                                       --------       -------       --------           -------
NET ASSETS .....................................       $923,677       $82,032       $314,668           $99,762
                                                       ========       =======       ========           =======

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006

                                                             U.S. GOVERNMENT                                  INTERNATIONAL
                                                               MONEY MARKET    UTILITES     EQUITY INCOME         STOCK
                                                                 FUND@@@       FUND@@@    PORTFOLIO II@@@@   PORTFOLIO @@@@@
                                                             ---------------   --------   ----------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends ................................................       $54,824        $ 1,524        $  4,581          $ 1,102
EXPENSE:
Mortality and expense risk charges .......................        20,230          1,000           5,119              986
                                                                 -------        -------        --------          -------
Net investment income (loss) .............................        34,594            524            (538)             116
                                                                 -------        -------        --------          -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gain (loss) from redemption of fund shares ......            --          8,095          14,700           10,230
Realized gains distributions .............................            --            676           9,430              331
                                                                 -------        -------        --------          -------
Net realized gain (loss) from investment transactions ....            --          8,771          24,130           10,561
Net change in unrealized appreciation (depreciation)
   of investments ........................................            --          4,486          37,967            6,905
                                                                 -------        -------        --------          -------
Net realized and unrealized gain (loss) on investments ...            --         13,257          62,097           17,466
                                                                 -------        -------        --------          -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .......................................       $34,594        $13,781        $ 61,559          $17,582
                                                                 =======        =======        ========          =======

+    Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++   Investment in Neuberger Berman Advisers Management Trust

+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II

++++ Investment in Van Kampen's The Universal Institutional Funds, Inc.

@    Investment in AIM Variable Insurance Funds

@@   Investment in Federated Insurance Series

@@@  Investment in Rydex Variable Trust

@@@@ Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*    Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**   Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2006 AND 2005

                                                                                                    LIMITED MATURITY
                                              TOTAL                    MONEY MARKET FUND+               BOND FUND+
                                 -------------------------------   -------------------------   --------------------------
                                      2006             2005            2006          2005          2006           2005
                                 --------------   --------------   -----------   -----------   ------------   -----------
OPERATIONS:
   Net investment income
      (loss) .................   $    9,761,091   $    6,009,314   $   910,072   $   502,554   $    912,476   $   658,729
   Net realized gains (losses)
      from investment
      transactions ...........      215,261,263       97,106,084            --            --       (105,973)       (2,782)
   Net change in unrealized
      appreciation
      (depreciation) of
      investments ............       34,469,683       (4,227,609)           --            --         11,750      (449,947)
                                 --------------   --------------   -----------   -----------   ------------   -----------
Net increase (decrease) in net
   assets resulting from
   operations ................      259,492,037       98,887,789       910,072       502,554        818,253       206,000
                                 --------------   --------------   -----------   -----------   ------------   -----------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments .........      290,259,536      224,098,511     6,408,408     6,588,957      5,373,490     2,278,973
   Surrender benefits ........     (159,338,956)    (145,643,706)   (3,033,864)   (3,703,270)    (1,493,957)   (1,727,179)
   Net transfers .............       88,757,992       49,020,201     2,347,565    (3,049,664)     3,447,076       410,387
   Considerations for
      supplementary contracts
      with life contingency ..           64,733               --            --            --             --            --
   Payments for supplementary
      contracts with life
      contingency ............         (149,912)         (81,996)       (1,664)       (1,675)            --            --
   Contract administration
      charges ................       (3,122,177)      (2,450,505)      (52,315)      (39,479)       (44,683)      (42,853)
   Annuity benefits ..........      (39,506,533)     (32,545,767)   (1,051,378)     (949,733)      (915,533)     (624,138)
                                 --------------   --------------   -----------   -----------   ------------   -----------
Net increase (decrease) in net
   assets resulting from
   variable annuity
   activities ................      176,964,683       92,396,738     4,616,752    (1,154,864)     6,366,393       295,190
                                 --------------   --------------   -----------   -----------   ------------   -----------
      Total increase
         (decrease)
          in net assets ......      436,456,720      191,284,527     5,526,824      (652,310)     7,184,646       501,190
NET ASSETS:
   Beginning of year .........    1,843,615,623    1,652,331,096    24,606,978    25,259,288     24,016,246    23,515,056
                                 --------------   --------------   -----------   -----------   ------------   -----------
   END OF YEAR ...............   $2,280,072,343   $1,843,615,623   $30,133,802   $24,606,978   $ 31,200,892   $24,016,246
                                 ==============   ==============   ===========   ===========   ============   ===========

                                     QUALITY BOND FUND+         HIGH YIELD BOND FUND+        FLEXIBLY MANAGED FUND+
                                 --------------------------   -------------------------   ----------------------------
                                     2006           2005          2006          2005           2006           2005
                                 ------------   -----------   -----------   -----------   -------------   ------------
OPERATIONS:
   Net investment income
      (loss) .................   $  2,874,170   $ 2,799,493   $ 2,547,164   $ 3,233,445   $   4,420,672   $  2,329,485
   Net realized gains (losses)
      from investment
      transactions ...........       (182,098)    1,647,649    (1,162,133)     (980,504)    152,336,317     67,741,333
   Net change in unrealized
      appreciation
      (depreciation) of
      investments ............      1,362,935    (3,353,534)    3,269,843    (1,222,484)    (44,388,503)   (25,972,189)
                                 ------------   -----------   -----------   -----------   -------------   ------------
Net increase (decrease) in net
   assets resulting from
   operations ................      4,055,007     1,093,608     4,654,874     1,030,457     112,368,486     44,098,629
                                 ------------   -----------   -----------   -----------   -------------   ------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments .........     17,920,350    13,212,330     5,334,183     6,206,685     127,822,587    114,930,922
   Surrender benefits ........     (6,137,660)   (7,871,023)   (3,605,485)   (4,684,454)    (77,198,797)   (43,271,756)
   Net transfers .............      4,038,690     5,675,547    (1,782,862)    1,187,646      70,258,660     40,257,273
   Considerations for
      supplementary contracts
      with life contingency ..             --            --         7,533            --           8,695
   Payments for supplementary
      contracts with life
      contingency ............         (1,431)       (1,481)           --            --         (70,658)       (52,449)
   Contract administration
      charges ................       (172,110)     (143,890)      (84,064)      (76,256)     (1,255,604)      (895,745)
   Annuity benefits ..........     (2,649,509)   (2,999,414)   (1,956,870)   (1,525,237)    (18,169,468)   (12,914,641)
                                 ------------   -----------   -----------   -----------   -------------   ------------
Net increase (decrease) in net
   assets resulting from
   variable annuity
   activities ................     12,998,330     7,872,069    (2,087,565)    1,108,384     101,395,415     98,053,604
                                 ------------   -----------   -----------   -----------   -------------   ------------
      Total increase
      (decrease) in net
      assets .................     17,053,337     8,965,677     2,567,309     2,138,841     213,763,901    142,152,233
NET ASSETS:
   Beginning of year .........     92,826,744    83,861,067    55,669,213    53,530,372     745,297,969    603,145,736
                                 ------------   -----------   -----------   -----------   -------------   ------------
   END OF YEAR ...............   $109,880,081   $92,826,744   $58,236,522   $55,669,213   $ 959,061,870   $745,297,969
                                 ============   ===========   ===========   ===========   =============   ============

+     Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++    Investment in Neuberger Berman Advisers Management Trust

+++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II

++++  Investment in Van Kampen's The Universal Institutional Funds, Inc.

@     Investment in AIM Variable Insurance Funds

@@    Investment in Federated Insurance Series

@@@   Investment in Rydex Variable Trust

@@@@  Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*     Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**    Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2006 AND 2005

                                                                                                LARGE CAP GROWTH
                                    GROWTH STOCK FUND+          LARGE CAP VALUE FUND+                FUND+
                                 -------------------------   ---------------------------   -------------------------
                                     2006          2005          2006           2005           2006          2005
                                 -----------   -----------   ------------   ------------   -----------   -----------
OPERATIONS:
   Net investment income
      (loss) .................   $  (579,986)  $  (570,509)  $   (231,706)  $   (131,536)  $  (191,553)  $  (181,112)
   Net realized gains (losses)
      from investment
      transactions ...........    (3,875,627)   (5,063,385)    11,749,821     13,378,065       515,641       492,025
   Net change in unrealized
      appreciation
      (depreciation) of
      investments ............    11,220,797     8,044,628      8,682,864    (11,239,428)      102,350      (277,478)
                                 -----------   -----------   ------------   ------------   -----------   -----------
Net increase (decrease) in net
   assets resulting from
   operations ................     6,765,184     2,410,734     20,200,979      2,007,101       426,438        33,435
                                 -----------   -----------   ------------   ------------   -----------   -----------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments .........    10,719,140     4,702,569      6,070,796      8,168,188     2,813,820     2,365,082
   Surrender benefits ........    (4,815,126)   (5,957,859)   (10,062,989)   (12,989,003)     (820,246)   (1,058,925)
   Net transfers .............     2,585,379     1,981,235     (3,447,410)      (507,012)     (330,587)      593,682
   Considerations for
      supplementary contracts
      with life contingency ..            --            --             --             --            --            --
   Payments for supplementary
      contracts with life
      contigency .............            --            --        (20,975)        (4,917)           --            --
   Contract administration
      charges ................       (87,741)      (73,346)      (166,524)      (152,405)      (33,300)      (28,767)
   Annuity benefits ..........      (763,900)     (693,420)    (1,838,806)    (1,934,012)     (297,422)     (230,450)
                                 -----------   -----------   ------------   ------------   -----------   -----------
Net increase (decrease) in net
   assets resulting from
   variable annuity
   activities ................     7,637,752       (40,821)    (9,465,908)    (7,419,161)    1,332,265     1,640,622
                                 -----------   -----------   ------------   ------------   -----------   -----------
      Total increase
      (decrease) in net
       assets ................    14,402,936     2,369,913     10,735,071     (5,412,060)    1,758,703     1,674,057
NET ASSETS:
   Beginning of year .........    52,965,386    50,595,473    124,657,792    130,069,852    18,218,015    16,543,958
                                 -----------   -----------   ------------   ------------   -----------   -----------
   END OF YEAR ...............   $67,368,322   $52,965,386   $135,392,863   $124,657,792   $19,976,718   $18,218,015
                                 ===========   ===========   ============   ============   ===========   ===========

                                         INDEX 500                    MID CAP                     MID CAP
                                           FUND+                    GROWTH FUND+                VALUE FUND+
                                 -------------------------   -------------------------   -------------------------
                                     2006          2005          2006          2005          2006          2005
                                 -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
   Net investment income
      (loss) .................   $    86,080   $   271,932   $  (518,161)  $  (437,030)  $  (407,862)  $  (317,980)
   Net realized gains (losses)
      from investment
      transactions ...........      (613,684)   (2,104,777)      657,345      (642,682)    5,951,410    11,687,821
   Net change in unrealized
      appreciation
      (depreciation) of
      investments ............    12,373,169     4,347,896     1,817,879     4,827,109       906,126    (5,355,290)
                                 -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net
   assets resulting from
   operations ................    11,845,565     2,515,051     1,957,063     3,747,397     6,449,674     6,014,551
                                 -----------   -----------   -----------   -----------   -----------   -----------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments .........    13,819,811     6,828,799     5,588,163     2,671,238     9,626,001     7,562,365
   Surrender benefits ........    (7,198,772)   (8,978,158)   (2,854,633)   (3,352,825)   (3,776,467)   (5,827,562)
   Net transfers .............      (953,171)   (2,605,362)      499,813       670,528    (2,514,594)    4,419,600
   Considerations for
      supplementary contracts
      with life contingency ..         7,894            --         9,120            --            --
   Payments for supplementary
      contracts with life
      contingency ............        (3,107)       (2,984)           --            --            --
   Contract administration
      charges ................      (152,234)     (137,668)      (67,954)      (57,862)     (100,412)      (77,655)
   Annuity benefits ..........    (1,563,211)   (1,597,019)     (506,453)     (446,159)     (807,370)     (530,297)
                                 -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net
   assets resulting from
   variable annuity activities     3,957,210    (6,492,392)    2,668,056      (515,080)    2,427,158     5,546,451
                                 -----------   -----------   -----------   -----------   -----------   -----------
      Total increase
         (decrease) in net
          assets .............    15,802,775    (3,977,341)    4,625,119     3,232,317     8,876,832    11,561,002
NET ASSETS:
   Beginning of year .........    83,022,797    87,000,138    38,162,885    34,930,568    62,994,210    51,433,208
                                 -----------   -----------   -----------   -----------   -----------   -----------
   END OF YEAR ...............   $98,825,572   $83,022,797   $42,788,004   $38,162,885   $71,871,042   $62,994,210
                                 ===========   ===========   ===========   ===========   ===========   ===========

+     Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++    Investment in Neuberger Berman Advisers Management Trust

+++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II

++++  Investment in Van Kampen's The Universal Institutional Funds, Inc.

@     Investment in AIM Variable Insurance Funds

@@    Investment in Federated Insurance Series

@@@   Investment in Rydex Variable Trust

@@@@  Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*     Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**    Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED
DECEMEBER 31, 2006 AND 2005

                                      STRATEGIC VALUE                                             SMALL CAP
                                           FUND+               SMALL CAP GROWTH FUND+            VALUE FUND+
                                 -------------------------   -------------------------   --------------------------
                                     2006          2005          2006          2005          2006           2005
                                 -----------   -----------   -----------   -----------   ------------   -----------
OPERATIONS:
   Net investment income
      (loss) .................   $  (191,879)  $  (146,012)  $  (690,266)  $  (639,949)  $   (865,151)  $  (678,931)
   Net realized gains (losses)
      from investment
      transactions ...........     4,114,721     2,170,057    (2,243,749)   (3,394,739)    10,126,750     7,552,182
   Net change in unrealized
      appreciation
      (depreciation) of
      investments ............    (1,396,096)     (539,128)    1,408,351     6,413,059      4,517,890    (5,002,024)
                                 -----------   -----------   -----------   -----------   ------------   -----------
Net increase (decrease) in net
   assets resulting from
   operations ................     2,526,746     1,484,917    (1,525,664)    2,378,371     13,779,489     1,871,227
                                 -----------   -----------   -----------   -----------   ------------   -----------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments .........     2,644,005     3,582,320     7,270,009     4,492,855     13,019,387     9,072,108
   Surrender benefits ........      (904,433)     (962,811)   (4,010,500)   (5,288,767)    (5,070,744)   (7,013,446)
   Net transfers .............      (736,280)    3,170,379    (1,279,308)   (2,537,076)      (781,250)   (2,382,513)
   Considerations for
      supplementary contracts
      with life contingency ..            --            --            --            --          8,201            --
   Payments for supplementary
      contracts with life
      contingency ............            --            --            --            --        (23,311)       (6,845)
   Contract administration
      charges ................       (43,926)      (33,265)      (90,194)      (82,463)      (149,197)     (124,429)
   Annuity benefits ..........      (380,430)     (442,344)     (619,170)     (673,798)    (1,074,592)   (1,377,354)
                                 -----------   -----------   -----------   -----------   ------------   -----------
Net increase (decrease) in net
   assets resulting from
   variable annuity
   activities ................       578,936     5,314,279     1,270,837    (4,089,249)     5,928,494    (1,832,479)
                                 -----------   -----------   -----------   -----------   ------------   -----------
   Total increase (decrease)
      in net assets ..........     3,105,682     6,799,196      (254,827)   (1,710,878)    19,707,983        38,748

NET ASSETS:
   Beginning of year .........    23,308,183    16,508,987    53,458,846    55,169,724     83,719,983    83,681,235
                                 -----------   -----------   -----------   -----------   ------------   -----------
   END OF YEAR ...............   $26,413,865   $23,308,183   $53,204,019   $53,458,846   $103,427,966   $83,719,983
                                 ===========   ===========   ===========   ===========   ============   ===========

                                                                                                   BALANCED
                                 INTERNATIONAL EQUITY FUND+           REIT FUND+                 PORTFOLIO++
                                 --------------------------   -------------------------   -------------------------
                                     2006          2005          2006           2005          2006          2005
                                 ------------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
   Net investment income
      (loss) .................   $    496,285   $  (656,404)  $      (703)  $   226,655   $  (114,050)  $   (70,786)
   Net realized gains (losses)
      from investment
      transactions ...........     18,942,694     2,898,193     4,678,311     2,794,564    (1,733,372)   (3,055,170)
   Net change in unrealized
      appreciation
      (depreciation) of
      investments ............     10,909,689     9,681,087     4,750,564      (446,685)    4,175,728     4,991,096
                                 ------------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net
   assets resulting from
   operations ................     30,348,668    11,922,876     9,428,172     2,574,534     2,328,306     1,865,140
                                 ------------   -----------   -----------   -----------   -----------   -----------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments .........     23,771,875    10,274,310     8,134,668     4,946,725     1,673,386     1,285,317
   Surrender benefits ........     (6,946,781)   (8,772,375)     (939,838)   (1,225,774)   (1,920,758)   (2,330,553)
   Net transfers .............     13,854,529     6,025,841     3,150,621     2,785,682      (270,952)   (1,584,837)
   Considerations for
      supplementary contracts
      with life contingency ..         11,301            --         4,601            --            --            --
   Payments for supplementary
      contracts with life
      contingency ............             --            --        (3,628)       (2,999)           --            --
   Contract administration
      charges ................       (171,042)      (98,588)      (61,115)      (34,325)      (41,545)      (40,056)
   Annuity benefits ..........     (1,818,502)   (1,262,555)     (706,018)     (562,374)     (481,140)     (575,180)
                                 ------------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net
   assets resulting from
   variable annuity
   activities ................     28,701,380     6,166,633     9,579,291     5,906,935    (1,041,009)   (3,245,309)
                                 ------------   -----------   -----------   -----------   -----------   -----------
   Total increase (decrease)
      in net assets ..........     59,050,048    18,089,509    19,007,463     8,481,469     1,287,297    (1,380,169)

NET ASSETS:
   Beginning of year .........     91,985,374    73,895,865    26,686,480    18,205,011    25,323,412    26,703,581
                                 ------------   -----------   -----------   -----------   -----------   -----------
   END OF YEAR ...............   $151,035,422   $91,985,374   $45,693,943   $26,686,480   $26,610,709   $25,323,412
                                 ============   ===========   ===========   ===========   ===========   ===========

+     Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++    Investment in Neuberger Berman Advisers Management Trust

+++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II

++++  Investment in Van Kampen's The Universal Institutional Funds, Inc.

@     Investment in AIM Variable Insurance Funds

@@    Investment in Federated Insurance Series

@@@   Investment in Rydex Variable Trust

@@@@  Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*     Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**    Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

    The accompanying notes are an integral part of these financial statement.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED
DECEMEBER 31, 2006 AND 2005

                                       EQUITY INCOME                   GROWTH                   ASSET MANAGER
                                        PORTFOLIO+++                PORTFOLIO+++                 PORTFOLIO+++
                                 -------------------------   --------------------------   -------------------------
                                     2006          2005          2006          2005           2006          2005
                                 -----------   -----------   -----------   ------------   -----------   -----------
OPERATIONS:
   Net investment income
      (loss) .................   $ 1,872,278   $   260,498   $  (713,847)  $   (646,061)  $   257,787   $   262,180
   Net realized gains (losses)
      from investment
      transactions ...........    13,278,803     4,209,307      (784,250)    (2,818,905)     (189,913)     (290,268)
   Net change in unrealized
      appreciation
      (depreciation) of
      investments ............       211,699      (878,435)    5,942,540      6,988,964       850,956       479,227
                                 -----------   -----------   -----------   ------------   -----------   -----------
Net increase (decrease) in net
   assets resulting from
   operations ................    15,362,780     3,591,370     4,444,443      3,523,998       918,830       451,139
                                 -----------   -----------   -----------   ------------   -----------   -----------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments .........     8,996,882     7,298,655     3,759,720      4,058,014       554,138       940,709
   Surrender benefits ........    (6,378,690)   (6,325,972)   (7,213,412)    (9,017,314)   (1,594,864)   (1,212,893)
   Net transfers .............     1,546,898       779,603    (4,549,251)    (9,225,192)   (1,528,830)   (1,091,963)
   Considerations for
      supplementary contracts
      with life contingency ..            --            --            --             --         7,388            --
   Payments for supplementary
      contracts with life
      contingency ............       (25,138)       (8,646)           --             --            --            --
   Contract administration
      charges ................      (128,961)     (107,691)     (128,697)      (136,717)      (24,568)      (26,094)
   Annuity benefits ..........    (1,800,270)   (1,254,556)   (1,084,747)    (1,113,365)     (358,356)     (383,302)
                                 -----------   -----------   -----------   ------------   -----------   -----------
Net increase (decrease) in net
   assets resulting from
   variable annuity
   activities ................     2,210,721       381,393    (9,216,387)   (15,434,574)   (2,945,092)   (1,773,543)
                                 -----------   -----------   -----------   ------------   -----------   -----------
   Total increase (decrease)
      in net assets ..........    17,573,501     3,972,763    (4,771,944)   (11,910,576)   (2,026,262)   (1,322,404)

NET ASSETS:
   Beginning of year .........    81,789,919    77,817,156    87,104,962     99,015,538    17,163,375    18,485,779
                                 -----------   -----------   -----------   ------------   -----------   -----------
   END OF YEAR ...............   $99,363,420   $81,789,919   $82,333,018   $ 87,104,962   $15,137,113   $17,163,375
                                 ===========   ===========   ===========   ============   ===========   ===========

                                                                 V.I. CAPITAL
                                      EMERGING MARKETS           APPRECIATION          HIGH INCOME BOND
                                   (INT'L) PORTFOLIO++++            FUND @                FUND II @@
                                 -------------------------   -------------------   -----------------------
                                     2006          2005        2006       2005        2006         2005
                                 -----------   -----------   --------   --------   ---------   -----------
OPERATIONS:
   Net investment income
      (loss) .................   $  (176,490)  $  (161,065)  $ (1,322)  $ (1,137)  $  33,645   $    83,280
   Net realized gains (losses)
      from investment
      transactions ...........     3,647,131       721,737      4,956      6,732     (11,980)       20,004
   Net change in unrealized
      appreciation
      (depreciation) of
      investments ............     7,551,954     4,986,983       (158)    (3,362)     35,739       (83,572)
                                 -----------   -----------   --------   --------   ---------   -----------
Net increase (decrease) in net
   assets resulting from
   operations ................    11,022,595     5,547,655      3,476      2,233      57,404        19,712
                                 -----------   -----------   --------   --------   ---------   -----------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments .........     8,893,045     2,566,840         --         --          --        30,525
   Surrender benefits ........    (1,724,122)   (1,722,758)      (382)    (6,233)   (193,973)     (388,989)
   Net transfers .............     5,242,650     4,127,025     34,271    (44,754)    629,573    (1,495,296)
   Considerations for
      supplementary contracts
      with life contingency ..            --            --         --         --          --            --
   Payments for supplementary
      contracts with life
      contingency ............            --            --         --         --          --            --
   Contract administration
      charges ................       (56,551)      (26,758)      (223)      (221)     (1,339)       (2,382)
   Annuity benefits ..........      (412,215)     (331,074)    (5,015)    (4,652)    (18,512)      (16,790)
                                 -----------   -----------   --------   --------   ---------   -----------
Net increase (decrease) in net
   assets resulting from
   variable annuity
   activities ................    11,942,807     4,613,275     28,651    (55,860)    415,749    (1,872,932)
                                 -----------   -----------   --------   --------   ---------   -----------
   Total increase (decrease)
      in net assets ..........    22,965,402    10,160,930     32,127    (53,627)    473,153    (1,853,220)
NET ASSETS:
   Beginning of year .........    25,392,762    15,231,832     78,336    131,963     517,146     2,370,366
                                 -----------   -----------   --------   --------   ---------   -----------
   END OF YEAR ...............   $48,358,164   $25,392,762   $110,463   $ 78,336   $ 990,299   $   517,146
                                 ===========   ===========   ========   ========   =========   ===========

+     Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++    Investment in Neuberger Berman Advisers Management Trust

+++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II

++++  Investment in Van Kampen's The Universal Institutional Funds, Inc.

@     Investment in AIM Variable Insurance Funds

@@    Investment in Federated Insurance Series

@@@   Investment in Rydex Variable Trust

@@@@  Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*     Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**    Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

    The accompanying notes are an integral part of these financial statement.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED
DECEMEBER 31, 2006 AND 2005

                                  FINANCIAL SERVICES       HEALTH CARE       RUSSELL 2000 ADVANTAGE
                                       FUND @@@              FUND @@@              FUND @@@*               NOVA FUND @@@
                                 -------------------   -------------------   -----------------------   ---------------------
                                   2006       2005       2006       2005        2006         2005         2006        2005
                                 --------   --------   --------   --------   ----------   ----------   ---------   ---------
OPERATIONS:
   Net investment income
      (loss) .................   $   (571)  $   (448)  $   (396)  $   (894)  $   (6,115)  $   (2,775)  $   1,836   $  (2,462)
   Net realized gains (losses)
      from investment
      transactions ...........      3,828      9,984      5,065      7,740       99,918       47,020       7,841       9,706
   Net change in unrealized
      appreciation
      (depreciation) of
      investments ............      2,564     (7,143)    (1,778)    (1,362)      30,354      (82,713)     80,250      (6,734)
                                 --------   --------   --------   --------   ----------   ----------   ---------   ---------
Net increase (decrease) in net
   assets resulting from
   operations ................      5,821      2,393      2,891      5,484      124,157      (38,468)     89,927         510
                                 --------   --------   --------   --------   ----------   ----------   ---------   ---------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments .........         --         --         --         --           --           --          --          --
   Surrender benefits ........    (16,535)   (17,134)    (3,950)   (23,538)    (187,893)    (112,964)   (123,255)   (160,003)
   Net transfers .............     (1,196)    20,960    (14,283)   (10,238)    (704,401)     489,263     549,121      14,852
   Considerations for
      supplementary contracts
      with life contingency ..         --         --         --         --           --           --          --          --
   Payments for supplementary
      contracts with life
      contingency ............         --         --         --         --           --           --          --          --
   Contract administration
      charges ................       (200)      (196)       (75)      (119)        (957)        (976)       (894)       (481)
   Annuity benefits ..........     (4,385)    (4,267)      (408)      (975)      (9,320)      (3,677)     (7,226)     (3,355)
                                 --------   --------   --------   --------   ----------   ----------   ---------   ---------
Net increase (decrease) in net
   assets resulting from
   variable annuity
   activities ................    (22,316)      (637)   (18,716)   (34,870)    (902,571)     371,646     417,746    (148,987)
                                 --------   --------   --------   --------   ----------   ----------   ---------   ---------
      Total increase
         (decrease) in net
         assets ..............    (16,495)     1,756    (15,825)   (29,386)    (778,414)     333,178     507,673    (148,477)
NET ASSETS:
   Beginning of year .........     73,622     71,866     33,604     62,990    1,025,947      692,769     169,502     317,979
                                 --------   --------   --------   --------   ----------   ----------   ---------   ---------
   END OF YEAR ...............   $ 57,127   $ 73,622   $ 17,779   $ 33,604   $  247,533   $1,025,947   $ 677,175   $ 169,502
                                 ========   ========   ========   ========   ==========   ==========   =========   =========

                                                                                  INVERSE S&P
                                          OTC                TECHNOLOGY            500 INDEX       GOVERNMENT LONG BOND
                                       FUND @@@               FUND @@@            FUND @@@**      ADVANTAGE FUND @@@***
                                 --------------------   --------------------   ----------------   -----------------------
                                   2006        2005       2006        2005       2006      2005      2006         2005
                                 --------   ---------   --------   ---------   --------   -----   ----------   ----------
OPERATIONS:
   Net investment income
      (loss) .................   $ (1,983)  $  (2,782)  $   (512)  $  (1,274)  $   (194)  $  (2)  $    6,677   $   20,210
   Net realized gains (losses)
      from investment
      transactions ...........     26,852      (1,534)      (894)      2,830     15,159    (685)     (41,089)     (12,755)
   Net change in unrealized
      appreciation
      (depreciation) of
      investments ............      4,967     (31,316)       547     (10,829)        --      --      (14,645)      13,723
                                 --------   ---------   --------   ---------   --------   -----   ----------   ----------
Net increase (decrease) in net
   assets resulting from
   operations ................     29,836     (35,632)      (859)     (9,273)    14,965    (687)     (49,057)      21,178
                                 --------   ---------   --------   ---------   --------   -----   ----------   ----------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments .........         --          --         --          --         --      --           --       30,525
   Surrender benefits ........    (29,649)     (4,659)    (7,344)    (19,364)    (9,612)     --     (171,648)    (299,559)
   Net transfers .............     11,635    (340,927)    (3,756)   (112,668)    (4,893)    687     (685,942)     904,900
   Considerations for
      supplementary contracts
      with life contingency ..         --          --         --          --         --      --           --           --
   Payments for supplementary
      contracts with life
      contingency ............         --          --         --          --         --      --           --           --
   Contract administration
      charges ................       (297)       (354)      (102)       (165)       (32)     --         (840)      (2,275)
   Annuity benefits ..........     (3,089)     (1,871)      (777)     (1,028)      (428)     --      (14,493)     (27,938)
                                 --------   ---------   --------   ---------   --------   -----   ----------   ----------
Net increase (decrease) in net
   assets resulting
   from variable annuity
      activities .............    (21,400)   (347,811)   (11,979)   (133,225)   (14,965)    687     (872,923)     605,653
                                 --------   ---------   --------   ---------   --------   -----   ----------   ----------
      Total increase
         (decrease) in net
         assets ..............      8,436    (383,443)   (12,838)   (142,498)        --      --     (921,980)     626,831
NET ASSETS:
   Beginning of year .........     88,130     471,573     27,325     169,823         --      --    1,049,428      422,597
                                 --------   ---------   --------   ---------   --------   -----   ----------   ----------
   END OF YEAR ...............   $ 96,566   $  88,130   $ 14,487   $  27,325   $     --   $  --   $  127,448   $1,049,428
                                 ========   =========   ========   =========   ========   =====   ==========   ==========

+    Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++   Investment in Neuberger Berman Advisers Management Trust

+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II

++++ Investment in Van Kampen's The Universal Institutional Funds, Inc.

@    Investment in AIM Variable Insurance Funds

@@   Investment in Federated Insurance Series

@@@  Investment in Rydex Variable Trust

@@@  Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*    Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**   Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED
DECEMEBER 31, 2006 AND 2005

                                                                                                            INTERNATIONAL
                                   U.S. GOVERNMENT MONEY         UTILITIES           EQUITY INCOME              STOCK
                                      MARKET FUND @@@         MARKET FUND @@@      PORTFOLIO II @@@@       PORTFOLIO @@@@@
                                 ------------------------   ------------------   ---------------------   ------------------
                                    2006          2005        2006      2005        2006        2005       2006       2005
                                 ----------   -----------   -------   --------   ---------   ---------   --------   -------
OPERATIONS:
   Net investment income gains
      (losses) ...............   $   34,594   $    11,149   $   524   $   (929)  $    (538)  $  (1,218)  $    116   $ 1,000
   Net realized gains (losses)
      from investment
      transactions ...........           --            --     8,771     20,944      24,130      54,157     10,561     2,220
   Net change in unrealized
      appreciation of
      investments ............           --            --     4,486     (5,669)     37,967     (36,346)     6,905     4,287
                                 ----------   -----------   -------   --------   ---------   ---------   --------   -------
Net increase (decrease) in net
   assets resulting from
   operations ................       34,594        11,149    13,781     14,346      61,559      16,593     17,582     7,507
                                 ----------   -----------   -------   --------   ---------   ---------   --------   -------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments .........       45,672         3,500        --         --          --          --         --        --
   Surrender benefits ........     (728,262)   (1,028,991)   (6,454)   (32,241)   (100,422)   (249,365)   (57,439)   (5,989)
   Net transfers .............      311,934       493,955    16,784     23,445    (228,071)    (98,764)    49,830    73,977
   Considerations for
      supplementary contracts
      with life contingency ..           --            --        --         --          --          --         --        --
   Payments for supplementary
      contracts with life
      contingency ............           --            --        --         --          --          --         --        --
   Contract administration
      charges ................       (3,190)       (4,737)     (168)      (268)       (976)     (1,927)      (147)      (92)
   Annuity benefits ..........     (167,891)      (36,354)   (3,618)    (4,548)    (12,156)    (18,542)    (3,855)   (1,348)
                                 ----------   -----------   -------   --------   ---------   ---------   --------   -------
Net increase (decrease) in net
   assets
   resulting from variable
      annuity activities .....     (541,737)     (572,627)    6,544    (13,612)   (341,625)   (368,598)   (11,611)   66,548
                                 ----------   -----------   -------   --------   ---------   ---------   --------   -------
      Total increase
         (decrease) in net
         assets ..............     (507,143)     (561,478)   20,325        734    (280,066)   (352,005)     5,971    74,055
NET ASSETS:
   Beginning of year .........    1,430,820     1,992,298    61,707     60,973     594,734     946,739     93,791    19,736
                                 ----------   -----------   -------   --------   ---------   ---------   --------   -------
   END OF YEAR ...............   $  923,677   $ 1,430,820   $82,032   $ 61,707   $ 314,668   $ 594,734   $ 99,762   $93,791
                                 ==========   ===========   =======   ========   =========   =========   ========   =======

+    Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++   Investment in Neuberger Berman Advisers Management Trust

+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II

++++ Investment in Van Kampen's The Universal Institutional Funds, Inc.

@    Investment in AIM Variable Insurance Funds

@@   Investment in Federated Insurance Series

@@@  Investment in Rydex Variable Trust

@@@@ Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*    Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**   Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

NOTES TO FINANCIAL STATEMENTS - December 31, 2006

NOTE 1. ORGANIZATION

     Account III was established by The Penn Mutual Life Insurance Company ("Penn Mutual") under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. Account III contains contracts of the Diversifier II, Optimizer, Commander, Penn Freedom, Enhanced Credit Variable Annuity, Pennant Select, Olympia XT Advisor, Penn Freedom Advisor, and Retirement Planner VA variable annuity products. Under applicable insurance law, the assets and liabilities of Account III are clearly identified and distinguished from Penn Mutual's other assets and liabilities. The portion of Account III's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Penn Mutual may conduct.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2006 and the reported amounts from operations and contract transactions during 2006 and 2005. Actual results could differ with those estimates. The significant accounting policies of Penn Mutual Variable Annuity Account III ("Account III") are as follows:

     INVESTMENTS - Assets of Account III are invested into subaccounts which are invested in shares of Penn Series Funds, Inc. ("Penn Series"), an affiliated entity of Penn Mutual: Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Growth, Small Cap Value, International Equity and REIT Funds; Neuberger Berman Advisers Management Trust ("AMT"): Balanced Portfolio; Fidelity Investments' Variable Insurance Products Funds I and II ("Fidelity"): Equity Income, Growth, and Asset Manager Portfolios; The Universal Institutional Funds, Inc. ("Van Kampen"):
Emerging Markets Equity (Int'l) Portfolio; AIM Variable Insurance Funds ("AIM"):
V.I. Capital Appreciation Fund; Federated Insurance Series ("Federated"): High Income Bond Fund II; Rydex Variable Trust ("Rydex"): Financial Services, Health Care, Russell 2000 Advantage , Nova, OTC, Technology, Inverse S&P 500 Index, Government Long Bond Advantage, U.S. Government Money Market, and Utilities Funds; T. Rowe Price Equity Series, Inc. ("T. Rowe"): Equity Income Portfolio II, and T. Rowe Price International Series, Inc. ("T. Rowe"): International Stock Portfolio. Penn Series, AMT, Fidelity, Van Kampen, AIM, Federated, Rydex, and T. Rowe are open-end diversified management investment companies. The investment in shares of these funds or portfolios is carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income and realized gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

     FEDERAL INCOME TAXES - The operations of Account III are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account III to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to Account III for federal income taxes. Penn Mutual will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the IRC, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

NOTE 3. PURCHASES AND SALES OF INVESTMENTS

     The following table shows aggregate cost of shares purchased and proceeds of shares redeemed of each fund or portfolio for the period ended December 31, 2006:

                                   Purchases       Sales
                                 ------------   -----------
Money Market Fund ............   $ 24,361,157   $18,837,988
Limited Maturity Bond Fund ...     12,243,404     4,963,092
Quality Bond Fund ............     28,748,539    12,871,267
High Yield Bond Fund .........     15,250,225    14,788,384
Flexibly Managed Fund ........    299,420,582    64,349,338
Growth Stock Fund ............     15,222,226     8,161,479
Large Cap Value Fund .........     15,779,010    19,183,933
Large Cap Growth Fund ........      5,862,431     4,521,663
Index 500 Fund ...............     17,096,427    13,048,897
Mid Cap Growth Fund ..........     10,009,193     7,857,544
Mid Cap Value Fund ...........     16,523,200    10,630,085
Strategic Value Fund .........      8,711,705     5,714,930
Small Cap Growth Fund ........     11,368,298    10,785,782
Small Cap Value Fund .........     23,490,958    10,580,072
International Equity Fund ....     54,832,351    11,385,741
REIT Fund ....................     16,862,515     3,940,367
Balanced Portfolio ...........      3,560,803     4,714,846
Equity Income Portfolio ......     26,663,624    11,733,522
Growth Portfolio .............      5,775,532    15,702,985
Asset Manager Portfolio ......      1,425,468     4,112,296
Emerging Markets Equity
   (Int'l) Portfolio .........     20,698,148     8,076,481
V.I. Capital Appreciation
   Fund ......................        138,998       111,665
High Income Bond Fund II .....      1,200,632       751,177
Financial Services Fund ......        407,975       428,957
Health Care Fund .............        276,609       294,750
Russell 2000 Advantage Fund ..        846,275     1,754,981
Nova Fund ....................      1,063,552       643,924
OTC Fund .....................     11,050,232    11,073,612
Technology Fund ..............        321,132       333,624
Inverse S&P 500 Index Fund ...      2,238,146     2,253,305
Government Long Bond Advantage
   Fund ......................      2,955,231     3,821,511
U.S. Government Money Market
   Fund ......................     16,842,278    17,349,236
Utilities Fund ...............        133,028       125,280
Equity Income Portfolio II ...        245,496       578,228
International Stock
   Portfolio .................         65,818        76,977

NOTE 4. RELATED PARTY TRANSACTIONS AND CONTRACT CHARGES

Penn Mutual received $28,573,355 and $23,747,294 from Account III for the years ended December 31, 2006 and 2005. These charges include those assessed through a reduction in unit values as well as those assessed through the redemption of units.

Certain charges of the products are reflected as a reduction in the value of the units held by the policyholder. These are as follows:

                                 MORTALITY                       MAXIMUM
                                   & RISK       CONTRACT      SUPPLEMENTAL
           PRODUCTS               EXPENSE    ADMINISTRATION   RIDER CHARGE
------------------------------   ---------   --------------   ------------
Diversifier II/Optimizer .....     1.25%          None             N/A
Commander ....................     1.25%          0.15%           0.95%
Penn Freedom .................     1.30%          0.15%           0.95%
Enhanced Credit Variable
   Annuity ...................     1.25%          0.15%           0.60%
Pennant Select ...............     1.20%          0.15%           0.95%
Olympia XT Advisor ...........     1.25%          0.15%           0.60%
Penn Freedom Advisor .........     1.45%          0.15%           0.60%
Retirement Planner VA ........     1.25%          None            0.60%

Certain charges of the products are reflected as a redemption of units held by the policyholder. These are as follows:

           PRODUCTS              ANNUAL CONTRACT CHARGE
------------------------------   ----------------------
Diversifier II/Optimizer         $30 maximum
Commander                        If Account Value is < $100,000, the lesser of
                                 $40 or 2% of the Account Value
Penn Freedom                     If Account Value is < $100,000, the lesser of
                                 $40 or 2% of the Account Value
Enhanced Credit Variable
   Annuity                       If Account Value is < $100,000, the lesser of
                                 $40 or 2% of the Account Value
Pennant Select                   If Account Value is < $100,000, the lesser of
                                 $40 or 2% of the Account Value
Olympia XT Advisor               If Account Value is < $100,000, the lesser of
                                 $40 or 2% of the Account Value
Penn Freedom Advisor             If Account Value is < $100,000, the lesser of
                                 $40 or 2% of the Account Value
Retirement Planner VA            $30 maximum

           PRODUCTS              SURRENDER CHARGES
------------------------------   -----------------
Diversifier II/Optimizer         Maximum charge of 7% of purchase payments
                                 received. Charges do not apply after 10 years.
Commander                        Maximum charge of 1% of purchase payments
                                 received. Charges do not apply after 1 year.
Penn Freedom                     Maximum charge of 8% of purchase payments
                                 received. Charges do not apply after 4 years.
Enhanced Credit Variable         Maximum charge of 8% of purchase payments
   Annuity                       received. Charges do not apply after 9 years.
Pennant Select                   Maximum charge of 7% of purchase payments
                                 received. Charges do not apply after 7 years.
Olympia XT Advisor               Maximum charge of 8% of purchase payments
                                 received. Charges do not apply after 9 years.
Penn Freedom Advisor             Maximum charge of 8% of purchase payments
                                 received. Charges do not apply after 4 years.
Retirement Planner VA            Maximum charge of 7% of purchase payments
                                 received. Charges do not apply after 10 years.

Premium taxes on purchase payments are withdrawn from payments prior to the purchase of units. Currently, state premium taxes on purchase payments range from 0.00% to 3.50%.

NOTE 5. ACCUMULATION UNITS

The accumulation units are as follows:

                                 January 1,
                                    2005                December 31, 2005                      December 31, 2006
                                 ----------   ------------------------------------   ------------------------------------
                                                                          Ending                                 Ending
                                    Unit        Units        Units         Unit        Units        Units         Unit
Subaccount                         Balance    Purchased    Redeemed      Balance     Purchased    Redeemed      Balance
------------------------------   ----------   ---------   -----------   ----------   ---------   -----------   ----------
Money Market Fund                 1,842,289   1,198,296   (1,179,372)    1,861,213   1,747,719   (1,293,380)    2,315,552
Limited Maturity Bond Fund        1,893,330     324,305     (277,737)    1,939,898     810,077     (281,709)    2,468,266
Quality Bond Fund                 5,308,321   1,256,494     (439,721)    6,125,094   1,573,862     (428,815)    7,270,141
High Yield Bond Fund              2,400,182     676,144     (414,261)    2,662,065     634,247     (549,626)    2,746,686
Flexibly Managed Fund            16,828,951   6,151,002     (235,445)   22,744,508   6,738,403     (445,929)   29,036,982
Growth Stock Fund                 3,183,875     731,599     (257,293)    3,658,181   1,835,898     (167,898)    5,326,181
Large Cap Value Fund              4,924,604     549,755     (356,190)    5,118,168     371,993     (449,207)    5,040,954
Large Cap Growth Fund             1,489,064     368,839     (215,005)    1,642,898     439,061     (320,499)    1,761,460
Index 500 Fund                    7,296,541     463,262     (882,661)    6,877,142   1,029,723     (493,650)    7,413,215
Mid Cap Growth                    3,901,641     476,764     (460,746)    3,917,660     958,995     (580,084)    4,296,571
Mid Cap Value Fund                2,577,894     525,733     (194,527)    2,909,100     471,170     (306,230)    3,074,040
Strategic Value Fund              1,284,004     541,628     (127,198)    1,698,434     368,288     (327,769)    1,738,953
Small Cap Growth Fund             2,779,089     278,279     (367,571)    2,689,797     624,299     (361,335)    2,952,761
Small Cap Value Fund              3,588,341     381,901     (368,811)    3,601,431     561,847     (199,888)    3,963,390
International Equity Fund         3,829,204     973,370     (321,090)    4,481,484   2,035,277     (202,775)    6,313,986
REIT Fund                         1,111,732     527,646     (176,644)    1,462,734     549,811      (94,550)    1,917,995
Balanced Portfolio                1,909,414      89,627     (295,254)    1,703,787     206,217     (216,401)    1,693,603
Equity Income Portfolio           4,634,977     600,642     (371,598)    4,864,020     685,162     (341,119)    5,208,063
Growth Portfolio                  6,921,706     158,256   (1,127,676)    5,952,287     365,126     (825,142)    5,492,271
Asset Manager Portfolio           1,324,744     112,427     (219,669)    1,217,502      50,635     (230,636)    1,037,501
Emerging Markets Equity
   (Int'l) Portfolio              1,128,099     442,316     (188,822)    1,381,594     754,808     (263,236)    1,873,166
V.I. Capital Appreciation Fund       12,294       6,830      (12,319)        6,805      12,105       (9,730)        9,180
High Income Bond Fund II            187,933      89,668     (236,994)       40,607      86,579      (56,090)       71,096
Financial Services Fund               6,142      30,444      (30,412)        6,175      32,734      (34,739)        4,170
Health Care Fund                      5,534      41,688      (44,512)        2,710      21,987      (23,310)        1,387
Russell 2000 Advantage Fund(a)       56,193     215,719     (190,634)       81,278      61,124     (125,880)       16,522
Nova Fund                            29,414     140,941     (155,058)       15,297      92,203      (55,502)       51,998
OTC Fund                             39,693      13,986      (46,238)        7,441     966,404     (966,035)        7,810
Technology Fund                      14,246      45,591      (57,574)        2,263      24,915      (26,028)        1,150
Inverse S&P 500 Index Fund(b)            --       6,424       (6,624)           --     308,633     (308,633)           --
Government Long Bond Advantage
   Fund(c)                           33,817     919,618     (874,177)       79,258     231,173     (300,358)       10,073
U.S. Government Money Market
   Fund                             206,521   1,581,196   (1,640,282)      147,435   1,638,449   (1,692,767)       93,117

                            January 1,        December 31, 2005             December 31, 2006
                               2005     ----------------------------  ----------------------------
                            ----------                        Ending                        Ending
                                Unit      Units      Units     Unit     Units      Units     Unit
Subaccount                    Balance   Purchased  Redeemed  Balance  Purchased  Redeemed  Balance
--------------------------  ----------  ---------  --------  -------  ---------  --------  -------
Utilities Fund                 6,027      62,880   (63,310)    5,598    10,899   (10,246)    6,251
Equity Income Portfolio II    82,922      47,215   (79,273)   50,863    19,026   (46,813)   23,076
International Stock
   Portfolio                   1,709      6,772     (1,388)    7,093     4,737    (5,384)    6,446

NOTE 6. FINANCIAL HIGHLIGHTS

     Account III is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

     The following table was developed by determining which products offered within Account III have the lowest and highest total return. Only product designs within each subaccount that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account III as contract owners may not have selected all available and applicable contract options.

                             January 1, 2006                December 31, 2006                For the Year ended December 31, 2006
                            ----------------  ------------------------------------------  -----------------------------------------
                                                                                          Investment
                                                                                            Income       Expense        Total
Subaccount                   Unit Fair Value     Units     Unit Fair Value    Net Assets   Ratio*(%)   Ratio**(%)    Return***(%)
--------------------------  ----------------  ----------  -----------------  -----------  ----------  ------------  ---------------
Money Market Fund           $10.04 to $22.81   2,315,552   $10.36 to $23.57  $30,133,802     4.60     1.25 to 1.60    3.14 to  3.34
Limited Maturity Fund        10.70 to  15.02   2,468,266    11.02 to  15.50   31,200,892     4.81     1.25 to 1.60    2.99 to  3.20
Quality Bond Fund            11.18 to  29.52   7,270,141    11.59 to  30.69  109,880,081     4.12     1.25 to 1.60    3.74 to  3.95
High Yield Bond Fund         13.55 to  49.52   2,746,686    14.69 to  53.79   58,236,522     5.82     1.25 to 1.60    8.39 to  8.60
Flexibly Managed Fund        15.87 to 130.83  29,036,982    18.05 to 149.07  959,061,870     1.77     1.25 to 1.60   13.71 to 13.94
Growth Stock Fund             5.84 to  39.76   5,326,181     6.51 to  44.38   67,368,322     0.26     1.25 to 1.60   11.38 to 11.61
Large Cap Value Fund         12.01 to  51.95   5,040,954    14.00 to  60.68  135,392,863     1.07     1.25 to 1.60   16.57 to 16.80
Large Cap Growth Fund        11.05 to  11.14   1,761,460    11.30 to  11.40   19,976,718     0.24     1.25 to 1.60    2.21 to  2.41
Index 500 Fund               10.07 to  15.66   7,413,215    14.46 to  17.84   98,825,572     1.34     1.25 to 1.60   13.72 to 13.94
Mid Cap Growth Fund           7.33 to  15.82   4,296,571     7.72 to  16.69   42,788,004       --     1.25 to 1.60    5.28 to  5.49
Mid Cap Value Fund           16.55 to  25.38   3,074,040    18.17 to  27.92   71,871,042     0.64     1.25 to 1.60    9.81 to 10.03
Strategic Value Fund         13.68 to  13.78   1,738,953    15.13 to  15.27   26,413,865     0.47     1.25 to 1.60   10.62 to 10.84
Small Cap Growth Fund         9.57 to  28.89   2,952,761     9.32 to  28.18   53,204,019       --     1.25 to 1.60   (2.65)to (2.45)
Small Cap Value Fund         16.12 to  29.96   3,963,390    18.66 to  34.75  103,427,966     0.31     1.25 to 1.60   15.75 to 15.98
International Equity Fund    13.74 to  30.22   6,313,986    17.67 to  38.90  151,035,422     1.66     1.25 to 1.60   28.47 to 28.73
REIT Fund                    18.18 to  18.32    1917,995    23.73 to  23.95   45,693,943     1.24     1.25 to 1.60   30.51 to 30.77
Balanced Portfolio           11.11 to  20.05   1,693,603    12.12 to  21.91   26,610,709     0.81     1.25 to 1.60    9.08 to  9.30
Equity Income Portfolio      12.27 to  24.07   5,208,063    14.53 to  28.58   99,363,420     3.36     1.25 to 1.60   18.47 to 18.70
Growth Portfolio              9.28 to  22.05   5,492,271     9.78 to  23.27   82,333,018     0.40     1.25 to 1.60    5.32 to  5.53
Asset Manager Portfolio      10.99 to  18.94   1,037,501    11.63 to  20.07   15,137,113     2.83     1.25 to 1.60    5.78 to  5.99

                             January 1, 2006                December 31, 2006                For the Year ended December 31, 2006
                            ----------------  ------------------------------------------  -----------------------------------------
                                                                                          Investment
                                                                                            Income       Expense       Total
Subaccount                   Unit Fair Value     Units     Unit Fair Value    Net Assets   Ratio*(%)   Ratio**(%)   Return***(%)
--------------------------  ----------------  ----------  -----------------  -----------  ----------  ------------  ---------------
Emerging Markets Equity
   (Int'l) Portfolio          15.40 to 22.29   1,873,166     20.86 to 30.16   48,358,164     0.76     1.25 to 1.60  35.17  to 35.44
V.I. Capital Appreciation
   Fund                       11.45 to 11.53       9,180     11.98 to 12.09      110,463     0.06     1.25 to 1.60   4.62  to  4.83
High Income Bond Fund II      12.72 to 12.82      71,096     13.87 to 14.00      990,299     6.64     1.25 to 1.60   9.05  to  9.27
Financial Services Fund       11.86 to 11.94       4,170     13.62 to 13.75       57,127     0.64     1.25 to 1.60  14.88  to 15.11
Health Care Fund              12.35 to 12.43       1,387     12.77 to 12.89       17,779       --     1.25 to 1.60   3.45  to  3.65
Russell 2000 Advantage
   Fund(a)                    12.55 to 12.64      16,522     14.93 to 15.07      247,533     0.14     1.25 to 1.60  18.94  to 19.17
Nova Fund                     11.02 to 11.10      51,998     12.93 to 13.05      677,175     1.69     1.25 to 1.60  17.39  to 17.62
OTC Fund                      11.77 to 11.85       7,810     12.25 to 12.37       96,566       --     1.25 to 1.60   4.10  to  4.31
Technology Fund               12.04 to 12.13       1,150     12.55 to 12.66       14,487       --     1.25 to 1.60   4.21  to  4.42
Inverse S&P 500 Index
   Fund(b)                     7.48 to  7.53          --      6.87 to  6.87           --       --     1.25 to 1.60  (8.97) to (8.79)
Government Long Bond
   Advantage Fund(c)          13.22 to 13.31      10,073     12.60 to 12.72      127,448     3.50     1.25 to 1.60  (4.67) to (4.48)
U.S. Government Money
   Market Fund                 9.68 to  9.75      93,117      9.89 to  9.98      923,677     3.71     1.25 to 1.60   2.18  to  2.39
Utilities Fund                10.96 to 11.04       6,251     13.05 to 13.17       82,032     2.00     1.25 to 1.60  19.05  to 19.29
Equity Income Portfolio II    11.63 to 11.71      23,076     13.61 to 13.67      314,668     1.22     1.25 to 1.60  16.77  to 17.00
International Stock
   Portfolio                  13.14 to 13.24       6,446     15.40 to 15.55       99,762     1.49     1.25 to 1.60  17.21  to 17.44

                            January 1, 2005                 December 31, 2005             For the Year ended December 31, 2005
                           ------------------ ----------------------------------------- ---------------------------------------
                                                                                        Investment
                                                                                          Income      Expense        Total
Subaccount                  Unit Fair Value      Units    Unit Fair Value    Net Assets  Ratio*(%)  Ratio**(%)   Return***(%)
----------                 ------------------ ---------- ------------------ ----------- ---------- ------------ ---------------
Money Market Fund           $ 9.91 to $ 22.46  1,861,213  $10.04 to $ 22.81 $24,607,883    2.78    1.25 to 1.60  1.35  to  1.55
Limited Maturity Fund        10.62 to   14.89  1,939,898   10.70 to   15.02  24,017,142    4.06    1.25 to 1.60  0.68  to  0.88
Quality Bond Fund            11.06 to   29.16  6,125,094   11.18 to   29.52  92,830,190    4.44    1.25 to 1.60  1.03  to  1.23
High Yield Bond Fund         13.34 to   48.63  2,662,065   13.55 to   49.52  55,671,235    7.21    1.25 to 1.60  1.63  to  1.83
Flexibly Managed Fund        14.93 to  122.84 22,744,508   15.87 to  130.83  91,988,671    1.61    1.25 to 1.60  6.30  to  6.51
Growth Stock Fund             5.58 to   37.93  3,658,181    5.84 to   39.76  52,967,259    0.11    1.25 to 1.60  4.62  to  4.83
Large Cap Value Fund         11.83 to   51.07  5,118,168   12.01 to   51.95 124,662,226    1.14    1.25 to 1.60  1.52  to  1.73
Large Cap Growth Fund        11.08 to   11.14  1,642,898   11.05 to   11.14  18,218,696    0.17    1.25 to 1.60 (0.26) to (0.06)
Index 500 Fund                9.78 to   15.18  6,877,142   10.07 to   15.66  83,025,808    1.57    1.25 to 1.60  2.98  to  3.19
Mid Cap Growth Fund           6.60 to   14.24  3,917,660    7.33 to   15.82  38,164,279      --    1.25 to 1.60 10.87  to 11.09
Mid Cap Value Fund           14.94 to   22.88  2,909,100   16.55 to   25.38  62,996,495    0.67    1.25 to 1.60 10.72  to 10.94
Strategic Value Fund         12.83 to   12.89  1,698,434   13.68 to   13.78  23,309,051    0.52    1.25 to 1.60  6.65  to  6.86
Small Cap Growth Fund         9.14 to   27.53  2,689,797    9.57 to   28.89  53,460,767      --    1.25 to 1.60  4.75  to  4.95
Small Cap Value Fund         15.77 to   29.26  3,601,431   16.12 to   29.96  83,723,028    0.40    1.25 to 1.60  2.18  to  2.39
International Equity Fund    11.94 to   26.21  4,481,484   13.74 to   30.22  91,988,671    0.42    1.25 to 1.60 15.09  to 15.32
REIT Fund                    16.33 to   16.42  1,462,734   18.18 to   18.32  26,687,472    2.29    1.25 to 1.60 11.34  to 11.57
Balanced Portfolio           10.32 to   18.59  1,703,787   11.11 to   20.05  25,324,321    0.96    1.25 to 1.60  7.61  to  7.83

                                                                                        For the Year ended December 31, 2005
                                                                                     ------------------------------------------
                            January 1, 2005             December 31, 2005            Investment
                            ---------------  --------------------------------------    Income       Expense          Total
Subaccount                  Unit Fair Value    Units    Unit Fair Value  Net Assets   Ratio*(%)   Ratio**(%)     Return***(%)
----------                  ---------------  ---------  ---------------  ----------  ----------  ------------  ----------------
Equity Income Portfolio      11.76 to 23.03  4,864,020   12.27 to 24.07  81,792,866     1.58     1.25 to 1.60      4.35 to 4.55
Growth Portfolio              8.89 to 21.10  5,952,287    9.28 to 22.05  87,108,057     0.52     1.25 to 1.60      4.28 to 4.49
Asset Manager Portfolio      10.71 to 18.43    744,668   10.99 to 18.94  17,163,991     2.74     1.25 to 1.60      2.55 to 2.76
Emerging Markets Equity
   (Int'l) Portfolio         11.65 to 16.88  1,381,594   15.40 to 22.29  25,393,683     0.38     1.25 to 1.60    31.93 to 32.20
V.I. Capital Appreciation
   Fund                      10.69 to 10.75      6,805   11.45 to 11.53      78,339     0.05     1.25 to 1.60      7.11 to 7.33
High Income Bond Fund II     12.59 to 12.66     40,607   12.72 to 12.82     517,168    10.24     1.25 to 1.60      1.03 to 1.23
Financial Services Fund      11.65 to 11.71      6,175   11.86 to 11.94      73,625     0.78     1.25 to 1.60      1.74 to 1.95
Health Care Fund             11.34 to 11.40      2,710   12.35 to 12.43      33,605       --     1.25 to 1.60      8.89 to 9.11
Mekros Fund(a)               12.27 to 12.34     81,278   12.55 to 12.64   1,025,988     0.76     1.25 to 1.60      2.27 to 2.48
Nova Fund                    10.77 to 10.82     15,297   11.02 to 11.10     169,509     0.39     1.25 to 1.60      2.32 to 2.52
OTC Fund                     11.83 to 11.89      7,441   11.77 to 11.85      88,133       --     1.25 to 1.60  (0.49) to (0.29)
Technology Fund              11.86 to 11.93      2,263   12.04 to 12.13      27,326       --     1.25 to 1.60      1.48 to 1.68
Ursa Fund(b)                   7.66 to 7.70         --     7.48 to 7.53          --       --     1.25 to 1.60  (2.34) to (2.15)
U.S. Government Bond
   Fund(c)                   12.47 to 12.53     79,258   13.22 to 13.31   1,049,473     3.34     1.25 to 1.60      6.01 to 6.22
U.S. Government Money
   Market Fund                 9.64 to 9.69  1,581,196     9.68 to 9.75   1,430,882     1.93     1.25 to 1.60      0.40 to 0.60
Utilities Fund               10.08 to 10.13     62,880   10.96 to 11.04      61,709     0.59     1.25 to 1.60      8.81 to 9.03
Equity Income Portfolio II   11.38 to 11.47     47,215   11.63 to 11.71     594,757     1.25     1.25 to 1.60      2.05 to 2.26
International Stock
   Portfolio                 11.51 to 11.57      6,772   13.14 to 13.24      93,795     4.17     1.25 to 1.60    14.20 to 14.43

                                                                                           For the Year ended December 31, 2004
                                                                                        ------------------------------------------
                            January 1, 2004              December 31, 2004              Investment
                            ---------------  -----------------------------------------    Income       Expense          Total
Subaccount                  Unit Fair Value    Units     Unit Fair Value   Net Assets    Ratio*(%)   Ratio**(%)     Return***(%)
----------                  ---------------  ----------  ---------------  ------------  ----------  ------------  ----------------
Money Market Fund           $9.96 to $22.53   1,842,289  $9.91 to $22.46  $ 25,259,288     0.92     1.25 to 1.60  (0.49) to (0.30)
Limited Maturity Fund        10.54 to 14.74   1,893,330   10.62 to 14.89    23,515,056     3.39     1.25 to 1.60       .85 to 1.05
Quality Bond Fund            10.73 to 28.23   5,308,321   11.06 to 29.16    83,861,067     4.20     1.25 to 1.60      3.09 to 3.29
High Yield Bond Fund         12.22 to 44.48   2,400,182   13.34 to 48.63    53,530,372     7.37     1.25 to 1.60      9.12 to 9.34
Flexibly Managed Fund       12.78 to 104.89  16,828,951  14.93 to 122.84   603,145,736     2.06     1.25 to 1.60    16.88 to 17.11
Growth Stock Fund             5.06 to 34.32   3,183,875    5.58 to 37.93    50,595,473     0.43     1.25 to 1.60    10.29 to 10.51
Large Cap Value Fund         10.64 to 45.82   4,924,604   11.83 to 51.07   130,069,852     1.41     1.25 to 1.60    11.23 to 11.45
Large Cap Growth Fund        10.35 to 10.38   1,489,064   11.08 to 11.14    16,543,958     0.61     1.25 to 1.60      7.10 to 7.31
Index 500 Fund                8.98 to 13.91   7,296,541    9.78 to 15.18    87,000,138     1.67     1.25 to 1.60      8.88 to 9.10
Mid Cap Growth Fund           6.01 to 12.95   3,901,641    6.60 to 14.24    34,930,568       --     1.25 to 1.60      9.77 to 9.99
Mid Cap Value Fund           12.31 to 18.81   2,577,894   14.94 to 22.88    51,433,208     0.40     1.25 to 1.60    21.40 to 21.65
Strategic Value Fund         10.47 to 10.51   1,284,004   12.83 to 12.89    16,508,987     0.52     1.25 to 1.60    22.46 to 22.71
Small Cap Growth Fund         8.47 to 25.46   2,779,089    9.14 to 27.53    55,169,724       --     1.25 to 1.60      7.92 to 8.14
Small Cap Value Fund         13.93 to 25.79   3,588,341   15.77 to 29.26    83,681,235     0.03     1.25 to 1.60    13.23 to 13.45

                                                                                         For the Year ended December 31, 2004
                                                                                     --------------------------------------------
                            January 1, 2004             December 31, 2004            Investment
                            ---------------  --------------------------------------    Income       Expense           Total
Subaccount                  Unit Fair Value    Units    Unit Fair Value  Net Assets   Ratio*(%)   Ratio**(%)      Return***(%)
----------                  ---------------  ---------  ---------------  ----------  ----------  ------------  ------------------
International Equity Fund     9.31 to 20.41  3,829,204   11.94 to 26.21  73,895,865     0.64     1.25 to 1.60      28.14 to 28.40
REIT Fund                    12.23 to 12.27  1,111,732   16.33 to 16.42  18,205,011     3.79     1.25 to 1.60      33.58 to 33.84
Balanced Portfolio            9.58 to 17.22  1,909,414   10.32 to 18.59  26,703,581     1.21     1.25 to 1.60        7.74 to 7.95
Equity Income Portfolio      10.69 to 20.91  4,634,977   11.76 to 23.03  77,817,156     1.52     1.25 to 1.60       9.92 to 10.14
Growth Portfolio              8.72 to 20.67  6,921,706    8.89 to 21.10  99,015,538     0.27     1.25 to 1.60        1.89 to 2.09
Asset Manager Portfolio      10.30 to 17.69  1,324,744   10.71 to 18.43  18,485,779     2.67     1.25 to 1.60        3.95 to 4.16
Emerging Markets Equity
   (Int'l) Portfolio          9.58 to 13.89  1,128,099   11.65 to 16.88  15,231,832     0.66     1.25 to 1.60      21.34 to 21.59
V.I. Capital Appreciation
   Fund                      10.19 to 10.22     12,294   10.69 to 10.75     131,963       --     1.25 to 1.60        4.93 to 5.14
High Income Bond Fund II     11.58 to 11.62    187,933   12.59 to 12.66   2,370,366     6.43     1.25 to 1.60        8.71 to 8.93
Financial Services Fund      10.11 to 10.14      6,142   11.65 to 11.71       71866     0.41     1.25 to 1.60      15.26 to 15.49
Health Care Fund             10.85 to 10.88      5,534   11.34 to 11.40      62,990       --     1.25 to 1.60        4.54 to 4.75
Mekros Fund(a)                 9.96 to 9.99     56,193   12.27 to 12.34     692,769       --     1.25 to 1.60      23.21 to 23.46
Nova Fund                      9.55 to 9.58     29,414   10.77 to 10.82     317,979       --     1.25 to 1.60      12.80 to 13.03
OTC Fund                     10.99 to 11.03     39,693   11.83 to 11.89     471,573       --     1.25 to 1.60        7.61 to 7.83
Technology Fund              11.92 to 11.96     14,246   11.86 to 11.93     169,823       --     1.25 to 1.60    (0.46) to (0.26)
Ursa Fund(b)                   8.67 to 8.69         --     7.66 to 7.70          --       --     1.25 to 1.60  (11.63) to (11.46)
U.S. Government Bond
   Fund(c)                   11.69 to 11.73     33,817   12.47 to 12.53     422,597     3.06     1.25 to 1.60        6.68 to 6.90
U.S. Government Money
   Market Fund                 9.77 to 9.81    206,521     9.64 to 9.69   1,992,298     0.14     1.25 to 1.60    (1.35) to (1.15)
Utilities Fund                 8.73 to 8.75      6,027   10.08 to 10.13      60,973     3.23     1.25 to 1.60      15.45 to 15.68
Equity Income Portfolio      10.07 to 10.17     82,922   11.38 to 11.47     946,739     3.54     1.25 to 1.60      12.80 to 13.02
International Stock
   Portfolio                 10.28 to 10.31      1,709   11.51 to 11.57      19,736     0.24     1.25 to 1.60      11.97 to 12.19

                                                                                            For the Year ended December 31, 2003
                                                                                         ------------------------------------------
                             January 1, 2003              December 31, 2003              Investment
                            ----------------  -----------------------------------------    Income       Expense          Total
Subaccount                   Unit Fair Value     Units    Unit Fair Value   Net Assets    Ratio*(%)   Ratio**(%)     Return***(%)
----------                  ----------------  ----------  ---------------  ------------  ----------  ------------  ----------------
Money Market Fund           $10.02 to $22.62   2,209,800  $9.96 to $22.53  $ 31,014,882     0.90     1.25 to 1.60  (0.59) to (0.39)
Limited Maturity Fund         10.39 to 14.50   1,975,056   10.54 to 14.74    24,763,137     3.71     1.25 to 1.60      1.42 to 1.62
Quality Bond Fund             10.25 to 26.93   5,164,695   10.73 to 28.23    81,481,029     4.47     1.25 to 1.60      4.65 to 4.86
High Yield Bond Fund          10.07 to 36.58   2,185,320   12.22 to 44.48    50,912,737     8.76     1.25 to 1.60    21.35 to 21.60
Flexibly Managed Fund          9.98 to 81.75  11,550,403  12.78 to 104.89   435,827,384     2.17     1.25 to 1.60    28.05 to 28.30
Growth Stock Fund              4.57 to 61.60   3,344,230    5.06 to 34.32    53,191,881     0.03     1.25 to 1.60  (44.29) to 10.86
Large Cap Value Fund           8.45 to 36.32   4,736,097   10.64 to 45.82   124,852,324     1.61     1.25 to 1.60    25.92 to 26.17
Large Cap Growth Fund           8.36 to 8.37     863,343   10.35 to 10.38     8,949,195     0.46     1.25 to 1.60    23.80 to 24.05
Index 500 Fund                 7.09 to 10.97   7,119,751    8.98 to 13.91    79,787,359     1.47     1.25 to 1.60    26.56 to 26.81
Mid Cap Growth Fund             4.08 to 8.78   3,800,719    6.01 to 12.95    32,287,718       --     1.25 to 1.60    47.15 to 47.44
Mid Cap Value Fund             9.13 to 13.91   2,455,518   12.31 to 18.81    41,381,342     0.39     1.25 to 1.60    34.88 to 35.15
Strategic Value Fund            8.49 to 8.50     687,299   10.47 to 10.51     7,209,721     0.53     1.25 to 1.60    23.33 to 23.58

                                                                                          For the Year ended December 31, 2003
                                                                                      -------------------------------------------
                            January 1, 2003             December 31, 2003             Investment
                            ---------------  ---------------------------------------    Income       Expense          Total
Subaccount                  Unit Fair Value    Units    Unit Fair Value   Net Assets   Ratio*(%)   Ratio**(%)      Return***(%)
--------------------------  ---------------  ---------  ---------------  -----------  ----------  ------------  -----------------
Small Cap Growth Fund        5.83 to 17.47   2,802,966    8.47 to 25.46   54,098,865        --    1.25 to 1.60     45.39 to 45.68
Small Cap Value Fund         8.08 to 14.94   3,397,254   13.93 to 25.79   72,130,927        --    1.25 to 1.60     72.33 to 72.68
International Equity Fund    7.11 to 15.56   3,537,633    9.31 to 20.41   57,419,609      0.66    1.25 to 1.60     30.94 to 31.20
REIT Fund                     9.15 to 9.17     691,940   12.23 to 12.27    8,474,702      4.32    1.25 to 1.60     33.54 to 33.80
Balanced Portfolio           8.36 to 15.00   2,129,172    9.58 to 17.22   28,515,617      1.74    1.25 to 1.60      9.62 to 19.93
Equity Income Portfolio      8.33 to 16.24   4,621,038   10.69 to 20.91   73,309,592      1.80    1.25 to 1.60     28.45 to 28.71
Growth Portfolio             6.66 to 15.75   7,331,178    8.72 to 20.67  107,262,818      0.27    1.25 to 1.60     26.01 to 36.19
Asset Manager Portfolio      8.85 to 15.19   1,305,076   10.30 to 17.69   18,334,086      3.55    1.25 to 1.60     14.59 to 18.11
Emerging Markets Equity
   (Int'l) Portfolio          6.48 to 9.41   1,153,874    9.58 to 13.89   12,587,574        --    1.25 to 1.60     37.12 to 58.86
V.I. Capital Appreciation
   Fund                       7.99 to 8.00      26,917   10.19 to 10.22      274,790        --    1.25 to 1.60     27.46 to 27.72
High Income Bond Fund II      9.63 to 9.64     134,415   11.58 to 11.62    1,561,502      3.35    1.25 to 1.60     20.28 to 20.52
Financial Services Fund       7.97 to 7.98          --   10.11 to 10.14           --        --    1.25 to 1.60     26.88 to 27.13
Health Care Fund              8.49 to 8.50         657   10.85 to 10.88        7,120        --    1.25 to 1.60     27.71 to 27.97
Mekros Fund(a)                6.16 to 6.17      18,953     9.96 to 9.99      213,611     42.93    1.25 to 1.60     61.67 to 62.00
Nova Fund                     6.97 to 6.98     349,021     9.55 to 9.58    3,332,453        --    1.25 to 1.60     36.98 to 37.26
OTC Fund                      7.68 to 7.69      11,116   10.99 to 11.03      122,567        --    1.25 to 1.60     43.11 to 43.39
Technology Fund               7.51 to 7.52      10,053   11.92 to 11.96      120,114        --    1.25 to 1.60     58.77 to 59.08
Ursa Fund(b)                11.53 to 11.55         863     8.67 to 8.69        7,478        --    1.25 to 1.60  (24.86) to (24.71)
U.S. Government Bond
   Fund(c)                  11.90 to 11.92      74,950   11.69 to 11.73      864,216      3.46    1.25 to 1.60    (1.80) to (1.60)
U.S. Government Money
   Market Fund                9.93 to 9.94     613,906     9.77 to 9.81    6,001,539        --    1.25 to 1.60    (1.58) to (1.38)
Utilities Fund                7.07 to 7.08         869     8.73 to 8.75       11,531      0.17    1.25 to 1.60     23.41 to 23.66
Equity Income Portfolio       8.24 to 8.26      28,216   10.07 to 10.17      288,829      2.18    1.25 to 1.60     22.16 to 23.16
International Stock
   Portfolio                  8.00 to 8.01      13,147   10.28 to 10.31      135,440      1.41    1.25 to 1.60     30.01 to 30.27

                                                                                             For the Year ended December 31, 2002
                                                                                        --------------------------------------------
                            January 1, 2002              December 31, 2002              Investment
                           ----------------  -----------------------------------------    Income       Expense           Total
Subaccount                  Unit Fair Value    Units     Unit Fair Value   Net Assets    Ratio*(%)   Ratio**(%)      Return***(%)
-------------------------  ----------------  ---------  ----------------  ------------  ----------  ------------  ------------------
Money Market Fund          $11.08 to $22.53  4,469,004  $10.02 to $22.62  $ 61,140,043     1.62     1.25 to 1.60        0.18 to 0.39
Limited Maturity Bond
   Fund                      11.18 to 13.82  1,873,144    10.39 to 14.50    23,799,691     3.39     1.25 to 1.60        3.88 to 4.94
Quality Bond Fund            11.71 to 25.90  4,549,069    10.25 to 26.93    72,855,250     4.21     1.25 to 1.60        2.54 to 3.97
High Yield Bond Fund         10.27 to 35.82  1,736,331    10.07 to 36.58    38,404,939     9.69     1.25 to 1.60        0.72 to 2.12
Flexibly Managed Fund        13.82 to 82.03  8,654,541     9.98 to 81.75   316,311,084     2.70     1.25 to 1.60    (0.48) to (0.23)
Growth Stock Fund             7.11 to 48.11  3,772,885     4.57 to 61.60    55,695,593       --     1.25 to 1.60  (35.81) to (34.72)
Large Cap Value Fund         10.50 to 43.24  4,493,519     8.45 to 36.32   105,567,134     1.46     1.25 to 1.60  (16.14) to (15.54)
Large Cap Growth Fund                    --    202,163      8.36 to 8.37     1,690,984     0.74     1.25 to 1.60  (16.41) to (16.30)
Index 500 Fund                9.25 to 14.29  6,937,621     7.09 to 10.97    62,482,741     1.25     1.25 to 1.60  (23.36) to (22.67)
Mid Cap Growth Fund           6.14 to 13.19  2,957,847      4.08 to 8.78    17,347,508       --     1.25 to 1.60  (33.84) to (33.43)
Mid Cap Value Fund           12.14 to 15.56  2,420,377     9.13 to 13.91    30,707,903     0.54     1.25 to 1.60   (10.68) to (8.73)
Strategic Value Fund                     --    229,353      8.49 to 8.50     1,949,037     0.75     1.25 to 1.60  (15.08) to (14.97)

                                                                                            For the Year ended December 31, 2002
                                                                                       --------------------------------------------
                           January 1, 2002              December 31, 2002              Investment
                           ---------------  -----------------------------------------    Income       Expense           Total
Subaccount                 Unit Fair Value    Units     Unit Fair Value   Net Assets    Ratio*(%)   Ratio**(%)      Return***(%)
-------------------------  ---------------  ---------  ----------------  ------------  ----------  ------------  ------------------
Small Cap Growth Fund      16.58 to 30.55   2,726,204    5.83 to 17.47    37,449,493        --     1.25 to 1.60   (42.89) to (41.75)
Small Cap Value Fund       12.58 to 18.17   2,971,045    8.08 to 14.94    37,638,107        --     1.25 to 1.60   (19.15) to (17.80)
International Equity Fund   8.00 to 17.49   3,613,362    7.11 to 15.56    46,699,863      0.13     1.25 to 1.60    (11.20) to (9.01)
REIT Fund                              --     215,515     9.15 to 9.17     1,974,493      4.37     1.25 to 1.60     (8.45) to (8.33)
Balanced Portfolio         10.68 to 18.33   2,293,554    8.36 to 15.00    27,157,504      2.71     1.25 to 1.60   (21.82) to (12.59)
Equity Income Portfolio    10.55 to 19.80   4,478,957    8.33 to 16.24    57,274,939      1.74     1.25 to 1.60   (18.10) to (16.74)
Growth Portfolio            9.66 to 22.82   7,293,683    6.66 to 15.75    84,456,849      0.26     1.25 to 1.60   (31.08) to (30.60)
Asset Manager Portfolio     9.83 to 16.85   1,289,108    8.85 to 15.19    16,033,762      4.23     1.25 to 1.60    (8.53) to (11.33)
Emerging Markets Equity
   (Int'l) Portfolio        7.20 to 10.47   1,154,926     6.48 to 9.41     8,348,029        --     1.25 to 1.60   (12.54) to (10.03)
V.I. Capital Appreciation
   Fund                                --       9,339     7.99 to 8.00        74,703        --     1.25 to 1.60   (20.08) to (19.98)
High Income Bond Fund II               --     188,677     9.63 to 9.64     1,818,246        --     1.25 to 1.60     (3.69) to (3.57)
Financial Services Fund                --          87     7.97 to 7.98         6,152      0.28     1.25 to 1.60   (20.32) to (20.22)
Health Care Fund                       --          --     8.49 to 8.50           690        --     1.25 to 1.60   (15.08) to (14.98)
Mekros Fund(a)                         --     131,896     6.16 to 6.17       816,659      0.38     1.25 to 1.60   (38.39) to (38.31)
Nova Fund                              --          --     6.97 to 6.98            --        --     1.25 to 1.60   (30.32) to (30.23)
OTC Fund                               --          --     7.68 to 7.69            --        --     1.25 to 1.60   (23.20) to (23.11)
Technology Fund                        --          --     7.51 to 7.52            --        --     1.25 to 1.60   (24.93) to (24.84)
Ursa Fund(b)                           --          --   11.53 to 11.55            --        --     1.25 to 1.60      15.34 to 15.48
U.S. Government Bond
   Fund(c)                             --       7,133   11.90 to 11.92        84,969      2.27     1.25 to 1.60      19.02 to 19.17
U.S. Government Money
   Market Fund                         --      85,335     9.93 to 9.94       847,377      0.14     1.25 to 1.60     (0.70) to (0.58)
Utilities Fund                         --      11,574     7.07 to 7.08        85,046        --     1.25 to 1.60   (29.29) to (29.20)
Equity Income Portfolio
   II                                  --       7,182     8.24 to 8.26        59,499      0.67     1.25 to 1.60   (17.59) to (17.42)
International Stock
   Portfolio                           --         344     8.00 to 8.01         2,755      0.01     1.25 to 1.60   (19.99) to (19.89)

(a)  Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund.

(b)  Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund.

(c) Prior to May 1, 2006, Government Long Bond Advantage was named U.S. Government Bond Fund.

* These ratios represent the dividends, excluding distributions of capital gains, received by the subaccounts within Account III from the underlying mutual fund, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective subaccounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying subaccount are excluded.

*** These ratios represent the total return for the periods indicated, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       To the Board of Trustees of The Penn Mutual Life Insurance Company and contract owners of Penn Mutual Variable Annuity Account III

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sub accounts disclosed in Note 1 which comprise the Penn Mutual Variable Annuity Account III (the "Variable Account") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Variable Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2006 by correspondence with the transfer agent, provides a reasonable basis for our opinion. The financial highlights included in Note 5 of the Variable Account for two years ended December 31, 2003 were audited by other auditors whose report dated March 19, 2004 expressed an unqualified opinion on those financial highlights.


/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 3, 2007

                         REPORT OF INDEPENDENT AUDITORS

To The Board of Trustees
The Penn Mutual Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, changes in equity, and cash flows present fairly, in all material respects, the financial position of The Penn Mutual Life Insurance Company and its subsidiaries (the "Company") at December 31, 2006 and 2005, and the results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 8, 2007

            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                                  2006                        2005
-----------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
ASSETS
Debt securities, at fair value                                 $  5,690,980                $  5,518,073
Equity securities, at fair value                                      8,980                          --
Real estate, net of accumulated depreciation                         16,896                      17,453
Policy loans                                                        633,403                     625,432
Short-term investments                                              191,347                     220,783
Other invested assets, at fair value                                245,156                     204,461
                                                               ------------                ------------
      Total investments                                           6,786,762                   6,586,202

Cash and cash equivalents                                            54,600                      83,994
Investment income due and accrued                                    73,528                      67,223
Deferred acquisition costs                                          753,703                     699,571
Amounts recoverable from reinsurers                                 352,920                     334,823
Broker/dealer receivables                                         1,922,896                   1,696,500
Goodwill                                                             50,026                      50,777
Other assets                                                        296,565                     281,970
Separate account assets                                           3,791,429                   3,291,039
                                                               ------------                ------------
     TOTAL ASSETS                                              $ 14,082,429                $ 13,092,099
                                                               ============                ============

LIABILITIES

Reserves for future policy benefits                            $  2,615,364                $  2,623,051
Other policyholder funds                                          3,279,078                   3,138,339
Policyholders' dividends payable                                     18,554                      18,989
Broker/dealer payables                                            1,678,262                   1,417,197
Accrued income taxes                                                152,966                     143,801
Debt                                                                298,185                     329,632
Other liabilities                                                   353,254                     337,916
Separate account liabilities                                      3,791,429                   3,291,039
                                                               ------------                ------------
     TOTAL LIABILITIES                                           12,187,092                  11,299,964
                                                               ------------                ------------

EQUITY

Retained earnings                                                 1,835,306                   1,689,892
Accumulated other comprehensive income:
    Unrealized appreciation of securities, net                       61,805                     105,074
    Minimum pension liability                                        (1,774)                     (2,831)
                                                               ------------                ------------
    Total accumulated other comprehensive income                     60,031                     102,243
                                                               ------------                ------------
     TOTAL EQUITY                                                 1,895,337                   1,792,135
                                                               ------------                ------------
     TOTAL LIABILITIES AND EQUITY                              $ 14,082,429                $ 13,092,099
                                                               ============                ============


   The accompanying notes are an integral part of these financial statements.

            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                                  2006                        2005                       2004
--------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
REVENUES
Premium and annuity considerations                             $   139,298                $   123,909                $   129,330
Policy fee income                                                  249,635                    222,188                    210,443
Net investment income                                              410,491                    385,285                    427,390
Net realized capital losses                                         (9,667)                    (2,949)                    (1,208)
Broker/dealer fees and commissions                                 536,732                    467,947                    412,800
Other income                                                        32,377                     29,591                     26,770
                                                               -----------               ------------                -----------

TOTAL REVENUES                                                   1,358,866                  1,225,971                  1,205,525
                                                               -----------               ------------                -----------


BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries                   403,781                    399,437                    381,859
Policyholder dividends                                              37,122                     36,247                     39,077
Decrease in reserves for future policy benefits                    (11,187)                   (31,233)                   (29,339)
General expenses                                                   350,385                    313,988                    308,698
Broker/dealer sales expense                                        301,959                    264,719                    228,089
Amortization of deferred acquisition costs                          86,974                     74,898                     72,927
                                                               -----------               ------------                -----------

TOTAL BENEFITS AND EXPENSES                                      1,169,034                  1,058,056                  1,001,311
                                                               -----------               ------------                -----------

INCOME BEFORE INCOME TAXES                                         189,832                    167,915                    204,214
                                                               -----------               ------------                -----------
Income taxes:
      Current                                                       (2,716)                    22,699                     70,685
      Deferred                                                      47,134                     32,788                     (3,817)
                                                               -----------               ------------                -----------

INCOME TAX EXPENSE                                                  44,418                     55,487                     66,868
                                                               -----------               ------------                -----------

       NET INCOME                                              $   145,414                $   112,428                $   137,346
                                                               ===========               ============                ===========


   The accompanying notes are an integral part of these financial statements.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                            ACCUMULATED
                                                               OTHER
                                                           COMPREHENSIVE               RETAINED
                                                           INCOME/(LOSS)               EARNINGS                TOTAL EQUITY
---------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
BALANCE AT JANUARY 1, 2004                                 $   213,843                $ 1,440,118               $ 1,653,961
Net income for 2004                                                 --                    137,346                   137,346
Other comprehensive income, net of tax
   Unrealized depreciation of securities,                           --                         --                        --
    net of reclassification adjustments                        (25,177)                        --                   (25,177)
  Minimum pension liability                                       (300)                        --                      (300)
                                                                                                                -----------
Comprehensive Income                                                --                         --                   111,869
                                                           -----------                -----------               -----------
BALANCE AT DECEMBER 31, 2004                               $   188,366                $ 1,577,464               $ 1,765,830

Net income for 2005                                                 --                    112,428                   112,428
Other comprehensive income, net of tax
    Unrealized depreciation of securities,                          --                         --                        --
    net of reclassification adjustments                        (85,992)                        --                   (85,992)
    Minimum pension liability                                     (131)                        --                      (131)
                                                                                                                -----------
Comprehensive income                                                --                         --                    26,305
                                                           -----------                -----------               -----------
BALANCE AT DECEMBER 31, 2005                               $   102,243                $ 1,689,892               $ 1,792,135

Net income for 2006                                                 --                    145,414                   145,414
Other comprehensive income, net of tax
      Unrealized depreciation of securities,                        --                         --                        --
      net of reclassification adjustments                      (43,269)                        --                   (43,269)
      Minimum pension liability                                  1,057                         --                     1,057
                                                                                                                -----------
Comprehensive Income                                                --                         --                   103,202
                                                           -----------                -----------               -----------
BALANCE AT DECEMBER 31, 2006                               $    60,031                $ 1,835,306               $ 1,895,337
                                                           ===========                ===========               ===========


   The accompanying notes are an integral part of these financial statements.

            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                           2006                    2005                    2004
---------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
                   CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                            $   145,414             $   112,428             $   137,346
Adjustments to reconcile net income to net cash
provided by operating activities:
 Capitalization of acquisition costs                                     (135,526)               (128,349)               (117,276)
 Amortization of deferred acquisition costs                                86,974                  74,898                  72,927
 Policy fees on universal life and investment contracts                  (137,060)               (124,112)               (114,081)
 Interest credited on universal life and investment
 contracts                                                                136,499                 127,058                 116,599
 Depreciation and amortization                                             (8,523)                  1,833                   6,983
 Net realized capital losses                                                9,667                   2,949                   1,208
 (Increase)/decrease in investment income due and
 accrued                                                                   (6,305)                  5,691                   6,969
 Increase in amounts recoverable from reinsurers                          (18,097)                 (9,289)                (21,026)
 Decrease in reserves for future policy benefits                           (7,687)                (33,062)                (18,049)
 Increase in accrued income tax payable                                    33,354                  19,391                   2,721
 Other, net                                                                (9,737)                 14,846                  13,702
                                                                      -----------             -----------             -----------
   NET CASH PROVIDED BY OPERATING ACTIVITIES                               88,973                  64,282                  88,023
                                                                      -----------             -----------             -----------

                   CASH FLOWS FROM INVESTING ACTIVITIES

SALE OF INVESTMENTS:
 Debt securities available for sale                                     2,877,545               1,128,999                 807,088
 Equity securities                                                          1,373                   4,386                 181,206
 Other                                                                       (166)                    (36)                   (534)

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
 Debt securities available for sale                                       544,353                 640,578                 585,787
 Other                                                                     32,903                  17,684                  65,569

COST OF INVESTMENTS ACQUIRED:
 Debt securities available for sale                                    (3,657,500)             (2,188,988)             (1,634,887)
 Acquisition, net of cash acquired                                             --                 (60,045)                     --
 Equity securities                                                         (1,380)                 (4,576)               (169,144)
 Other                                                                    (78,924)                (39,176)                (63,496)

Change in policy loans, net                                                (7,971)                 (3,468)                 19,747
Cost of short-term investments sold/(acquired), net                        29,436                 187,460                (241,197)
Purchases of furniture and equipment, net                                  (3,453)                 (2,655)                (15,197)
                                                                      -----------             -----------             -----------

   NET CASH USED IN INVESTING ACTIVITIES                              $  (263,784)            $  (319,837)            $  (465,058)
                                                                      -----------             -----------             -----------


                                 ...CONTINUED -

            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
               CONSOLIDATED STATEMENTS OF CASH FLOWS - CONTINUED


FOR THE YEARS ENDED DECEMBER 31,                                       2006                    2005                    2004
-------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
                  CASH FLOWS FROM FINANCING ACTIVITIES


Deposits for universal life and investment contracts               $ 974,050                $ 922,974                $ 898,734
Withdrawals from universal life and investment
contracts                                                           (704,739)                (669,576)                (621,382)
Transfers to separate accounts                                      (127,116)                 (62,534)                 (69,450)
Issuance/(extinguishment) of debt                                    (31,447)                  58,359                  183,475
Decrease in net broker/dealer receivables                             34,669                   11,552                   34,566
                                                                   ---------                ---------                ---------

   NET CASH PROVIDED BY FINANCING ACTIVITIES                         145,417                  260,775                  425,943
                                                                   ---------                ---------                ---------

   NET INCREASE IN CASH AND CASH EQUIVALENTS                         (29,394)                   5,220                   48,908

CASH AND CASH EQUIVALENTS
   Beginning of the year                                              83,994                   78,774                   29,866
                                                                   ---------                ---------                ---------
   END OF THE YEAR                                                 $  54,600                $  83,994                $  78,774
                                                                   =========                =========                =========


   The accompanying notes are an integral part of these financial statements.

            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 (IN THOUSANDS)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
ORGANIZATION AND BASIS OF PRESENTATION
The Penn Mutual Life Insurance Company ("PML") was founded and commenced business in 1847 as a mutual life insurance company. PML concentrates primarily on the sale of individual life insurance and annuity products. The primary products that PML currently markets are traditional whole life, term life, universal life, variable universal life, immediate annuities and deferred annuities, both fixed and variable. PML markets its products through a network of career agents, independent agents, and independent marketing organizations. PML is also involved in the broker/dealer business, which offers a variety of investment products and services and is conducted through PML's non-insurance subsidiaries. PML sells its products in all fifty states and the District of Columbia.


The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP") and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (collectively the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Such estimates and assumptions could change in the future, as more information becomes known which could impact the amounts reported and disclosed therein.

ACQUISITIONS
On March 22, 2005, one of the Companies non-insurance subsidiaries acquired 100 percent of the outstanding common shares of Parker/Hunter Inc. Parker/Hunter is principally engaged in providing securities brokerage, investment banking, asset management, and related financial services to individuals, institutions, corporations, and municipalities in Pennsylvania, Ohio, & West Virginia. The Company has goodwill of $35,672 and intangible assets of $8,700 related to this transaction.

INVESTMENTS
The Company classifies its debt securities (bonds, preferred stocks and mortgage and asset-backed securities) as available-for-sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income, net of tax. Income on debt securities is recognized using the effective yield method. For mortgage and asset-backed securities ("structured securities"), changes in expected cash flows are recognized using the retrospective method, except for favorable changes in expected cash flows for structured securities where the possibility of credit loss is other than remote. In these cases, income is recognized on the prospective method over the remaining life of the securities. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments. These assumptions represent the Company's best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events that a market participant would use in determining the current fair value of the security. Interest on debt securities is recorded as income when earned.


Equity securities are classified as available-for-sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.


The Company regularly evaluates the carrying value of debt and equity securities and adjusts their recorded value for impairment considered other than temporary. Factors considered in determining whether a decline in fair value is other than temporary include the significance of the decline, the length of time a security's fair value is below its amortized cost, current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee, and the Company's ability and intent to hold the investment for a sufficient period of time to allow for anticipated recovery. A decline in a security's fair

                                 (IN THOUSANDS)


value that is deemed to be other than temporary is reported in income as a realized capital loss and an appropriate reduction in the cost basis of the security is recognized. The discount created by the impairment loss is amortized into investment income over the remaining term of the security based on expected future cash flows.


Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of applicable taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.


Policy loans are carried at the aggregate of unpaid principal balances with interest.


Short-term investments include securities purchased with an original maturity date of less than one year. Short-term investments are valued at cost, which approximates fair value.


Other invested assets primarily include limited partnerships. Investments in limited partnerships are accounted for using the equity method. Income from these partnerships is classified as investment income.

DERIVATIVES
The Company utilizes various derivatives, including interest rate swaps, financial futures, interest rate caps, and put options in conjunction with its management of assets and liabilities and interest rate risk. All derivatives are recognized at fair value and reported as investments. The accounting treatment for specific derivatives depends on whether management elects to follow hedge accounting, subject to the criteria for demonstrating hedge effectiveness specified in Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities."


Interest rate swaps are used to manage risk from interest rate fluctuations. These derivative transactions have been designated to qualify as fair value hedges of fixed rate securities in the investment portfolio. Accordingly, the gain or loss on the hedging instruments is recognized in current earnings. The change in fair value on the hedged item attributable to the hedged risk adjusts the carrying amount of the hedged item and is recognized in current earnings. The Company recognized realized capital gains/(losses) of $392, $(11,040), and $2,435 in 2006, 2005 and 2004, respectively, related to the ineffectiveness of its swap hedges. At December 31, 2006, the Company did not have any derivatives accounted for as fair value hedges.


In 2006 and 2005, the Company entered into interest rate swaps, financial futures and put options to hedge risks associated with the offering of equity market based guarantees in the company's annuity product portfolio. The change in fair value of these derivatives is recognized as a realized gain/(loss). The loss of these derivative transactions is $4,255 and $131 as of December 31, 2006 and 2005, respectively.


Interest rate caps are carried at fair value and are classified as other invested assets in the consolidated balance sheet. The Company's use of interest rate caps is designed to manage risk associated with rising interest rates, but is not a hedge of specific assets or liabilities. Therefore, these transactions do not qualify for hedge accounting treatment. As a result, the change in the fair value of the derivatives is recognized currently in realized capital gains or losses in the period of change. The Company recognized realized capital losses of $1,697, $4,666 and $14,040 in 2006, 2005 and 2004, respectively, related to the change in fair value of interest rate caps.

CASH AND CASH EQUIVALENTS
Cash and cash equivalents include cash on hand, money market instruments and other debt securities purchased with an original maturity date of 90 days or less.

                                 (IN THOUSANDS)

OTHER ASSETS
Property and equipment, leasehold improvements, computer equipment, and packaged software are stated at cost, less accumulated depreciation and amortization. Depreciation on property and equipment is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Depreciation of computer equipment is calculated using the straight-line method over the lesser of its useful life or three years. Packaged software is depreciated using the straight-line method over the lesser of its useful life or three years. At December 31, 2006 and 2005, these assets had a gross carrying amount of $96,085 and $93,100, respectively and accumulated depreciation and amortization was $71,871 and $64,530 at December 31, 2006 and 2005, respectively. Related depreciation and amortization expense was $7,341, $13,072, and $8,674 for the years ended December 31, 2006, 2005 and 2004, respectively.


Intangibles assets with definite lives, which are related to purchased customer lists, are amortized over five years and had a gross carrying amount of $10,707 and $10,707 and accumulated amortization of $4,411 and $2,643 as of December 31, 2006 and 2005, respectively. The aggregate amortization expense related to these intangible assets was $1,768, $1,432 and $199 in 2006, 2005 and 2004, respectively. Estimated annual amortization expense is:

                  YEARS ENDING                           AMORTIZATION
                  ------------                           ------------
                  DECEMBER 31,                              EXPENSE
                  ------------                              -------
                      2007                                  $1,517
                      2008                                   1,316
                      2009                                     912
                      2010                                     668
                      2011                                     479

The Company had goodwill of $50,026 and $50,777 as of December 31, 2006 and 2005, respectively. Goodwill is reviewed annually for impairment pursuant to SFAS No. 142, "Goodwill and Other Intangible Assets." No impairment of goodwill was recognized during 2006, 2005 or 2004.

DEFERRED ACQUISITION COSTS
Costs of acquiring new insurance and investment type contracts, which vary with and are primarily related to the production of new business, are deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.


Deferred acquisition costs ("DAC") related to participating traditional and universal life insurance policies and investment type products without mortality risk that include significant surrender charges fall under SFAS No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts" and SFAS No. 97. "Accounting by Insurance Cos. for Certain Long-Duration Contracts & Realized Gains & Losses on Investment Sales" and are being amortized over the lesser of the estimated or actual contract life. Amortization expense is recognized in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects of revisions to estimated gross profits are reflected as adjustments to DAC in the period such estimated gross profits are revised. Deferred acquisition costs related to certain term business fall under SFAS No. 60. "Accounting and Reporting by Insurance Enterprises " and are amortized in proportion to premium revenue.


DAC is reviewed annually to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. The Company has evaluated all unamortized DAC and concluded these amounts are recoverable at December 31, 2006 and 2005, respectively. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

                                 (IN THOUSANDS)

SEPARATE ACCOUNTS
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the fair value of the underlying assets, which are primarily common stocks.


The Company issues traditional variable annuity contracts in the separate accounts in which the Company provides various forms of guarantees to benefit the related contract holders called Guaranteed Minimum Death Benefits ("GMDB"), Guaranteed Minimum Accumulated Benefits ("GMAB") and GMAB/Guaranteed Minimum Withdrawal Benefits ("GMWB"). See Note 10 for a discussion of the Company's obligation regarding these product features.


SALES INDUCEMENTS
Certain sales inducements are capitalized and then amortized into income in the future. PML has deferred annuity policies in force that contain sales inducements, which are deferred if they meet the requirements.


Capitalized sales inducements are amortized using the same methodology and assumptions used to amortize DAC. The following table summarizes the changes to the sales inducements asset as of December 31:

                                           2006                  2005
                                           ----                  ----
Beginning balance                         $19,430               $14,818
Additional amounts deferred                 9,764                 6,718
Amortization                                1,487                 2,106
                                          -------               -------
Ending balance                            $27,707               $19,430
                                          =======               =======


RESERVES FOR FUTURE POLICY BENEFITS

Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force.


Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality and morbidity, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.5% to 8.5%. Reserves for substandard policies are computed using multiples of the respective underlying mortality tables.


Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on the Company's actual experience projected at the time of policy issue with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%.


OTHER POLICYHOLDER FUNDS

Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value, which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges.

                                 (IN THOUSANDS)


Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 10.5%.


Contract charges assessed against account values for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

POLICYHOLDERS' DIVIDENDS PAYABLE
As of December 31, 2006, participating insurance expressed as a percentage of insurance in force is 96%, and as a percentage of premium income is 56%. The Board of Trustees approves the amount of Policyholders' dividends to be paid annually. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2006.

BROKER/DEALER RECEIVABLES AND PAYABLES
Broker/dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a trade-date basis.


At December 31, 2006, the customer margin securities of $559,604 and stock borrowings of $1,403,633 were available to the Company to utilize as collateral on various borrowings and other purposes. The Company utilized $27,690 of these securities as collateral for bank loans and $1,518,048 in stock loan agreements.

FEDERAL INCOME TAXES
The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $5 million.


Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets, Amounts recoverable from reinsurers. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

BENEFIT PLANS
The Company accounts for defined benefits in accordance with the requirements of SFAS No. 87, "Employees Accounting for Pensions", and the disclosure provision of SFAS No. 132R, "Employers' Disclosures About Pension and Other Post-retirement Benefits". The underlying benefit plans are subject to periodic actuarial valuation by qualified independent actuarial firms. An additional minimum liability is recognized to the extent the accumulated benefit obligation plus the reported prepaid assets, or less the reported liability exceeds the fair value of plan assets.

                                 (IN THOUSANDS)

RECLASSIFICATION
Certain 2005 and 2004 amounts have been reclassified to conform with 2006 presentation.

NEW ACCOUNTING PRONOUNCEMENTS

SOP 05-1
Effective January 1, 2007, the Company will adopt the American Institute of Certified Public Accountants Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides the criteria for defining an internal replacement as well as classifying whether it is due to an integrated feature or a non-integrated feature. The SOP also provides guidance on establishing DAC on internal replacements. The company does not expect implementation of the standard will have a material effect on its consolidated results from operation or financial position.

FIN 48
Effective January 1, 2007, the company will adopt FASB interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes. Under the transition guidance for implementing FIN 48 any required cumulative effect adjustment will be recorded to retained earnings as of January 1, 2007. The company does not expect implementation of the standard will have a material effect on its consolidated results from operation or financial position.

SFAS 158
For non-public companies, Financial Accounting Standards Board's Statement of Accounting Standards No. 158 (SFAS 158), "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans" is effective for fiscal years ending after June 25, 2007. The Company will adopt the provisions of SFAS as of December 31, 2007. SFAS 158 requires the funded status of a defined postretirement plan to be recognized as an asset or liability on the Balance Sheet. The current year change in the funded status must be reported through comprehensive income. In addition, the measurement date of the funded status of the plan will be the Balance Sheet date. The company does not expect implementation of the statement will have a material effect on its financial position.

SFAS 155
Effective January 1, 2007, the Company will be adopting SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments, an Amendment of FASB Statements No. 133 and 140." The FASB recommended a limited scope applying to securitized interests that only contain an imbedded derivative that is tied to the prepayment risk of the underlying prepayable financial assets. The company does not expect implementation of the standard will have a material effect on its consolidated results from operation or financial position.

2. INVESTMENTS:

DEBT SECURITIES
The following tables summarize the Company's investments in debt securities. All debt securities are classified as available-for-sale and are carried at fair value. Amortized cost is net of cumulative writedowns determined by management to be other than temporary declines in value of $20,617 and $25,096 as of December 31, 2006 and 2005, respectively.

                                 (IN THOUSANDS)

                                                                                   DECEMBER 31, 2006
                                                    -------------------------------------------------------------------------------
                                                                             GROSS                GROSS
                                                      AMORTIZED             UNREALIZED          UNREALIZED               ESTIMATED
                                                        COST                 GAINS               LOSSES                 FAIR VALUE
                                                    -------------------------------------------------------------------------------
U.S. Treasury, government agency securities          $  196,348           $    1,999           $    2,617               $  195,730
States and political subdivisions                         7,299                  630                   --                    7,929
Corporate securities                                  2,288,357              111,016               27,772                2,371,601
Residential mortgage backed securities                1,235,784                9,751                3,885                1,241,650
Commercial mortgage backed securities                 1,273,375               12,097                8,492                1,276,980
Asset-backed securities                                 546,938                8,851                  503                  555,286
Redeemable preferred stocks                              37,474                4,809                  479                   41,804
                                                     ----------           ----------           ----------               ----------
    TOTAL DEBT SECURITIES                            $5,585,575           $  149,153           $   43,748               $5,690,980
                                                     ==========           ==========           ==========               ==========


                                                                                      DECEMBER 31, 2005
                                                     ------------------------------------------------------------------------------
                                                                                   GROSS                GROSS
                                                            AMORTIZED           UNREALIZED            UNREALIZED        ESTIMATED
                                                             COST                   GAINS               LOSSES          FAIR VALUE
                                                     ------------------------------------------------------------------------------
U.S. Treasury, government and agency securities            $  671,804           $   44,312            $    3,045        $  713,071
States and political subdivisions                               7,286                  886                    --             8,172
Corporate securities                                        2,098,287              154,406                25,230         2,227,463
Residential mortgage backed securities                      1,134,235                8,698                18,345         1,124,588
Commercial mortgage backed securities                       1,127,009               24,726                16,320         1,135,415
Asset-backed securities                                       276,612                8,641                 3,442           281,811
Redeemable preferred stocks                                    24,298                3,280                    25            27,553
                                                           ----------           ----------            ----------        ----------
    TOTAL DEBT SECURITIES                                  $5,339,531           $  244,949            $   66,407        $5,518,073
                                                           ==========           ==========            ==========        ==========

Corporate securities include $50,000 in notes initially yielding 1.6% with imbedded floors inversely tied to LIBOR. As of December 31, 2006 and 2005, the notes had a fair value of $48,575 and $52,770, respectively.

                                 (IN THOUSANDS)

The following table summarizes the amortized cost and fair value of debt securities as of December 31, 2006 by contractual maturity.


                                          AMORTIZED
Years to maturity:                           COST        FAIR VALUE
                                       ------------     -----------
One or less                               $ 98,981        $ 96,297
After one through five                     518,555         529,088
After five through ten                     773,450         786,950
After ten                                1,101,018       1,162,925
Residential mortgage backed securities   1,235,784       1,241,650
Commercial mortgage backed securities    1,273,375       1,276,980
Asset-backed securities                    546,938         555,286
Redeemable preferred stocks                 37,474          41,804
                                       ------------     ----------
  TOTAL DEBT SECURITIES                 $5,585,575      $5,690,980
                                       ============     ==========


Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is estimated at 4.8 years.

Residential mortgage backed securities (MBS), Commercial MBS and Asset-backed securities follow a structured principal repayment schedule and 98% are of high credit quality. Securities totaling $2,996,308 are rated AAA and include $9,837 of interest-only tranches. As of December 31, 2006 and 2005, the Company's investments included $1,007 and $1,336, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented less than 1% of equity at December 31, 2006 and 2005.

At December 31, 2006, the largest industry concentration of the Company's portfolio was investments in the electric industry of $361,110 representing 6.35% of the total debt portfolio.

Proceeds during 2006, 2005 and 2004 from sales of available-for-sale securities were $2,877,545, $1,128,999, and $807,088, respectively. Gross gains (losses) realized on those sales were $48,401 and $(48,820), respectively, during 2006, $25,496 and $(9,301), respectively, during 2005, and $41,464 and $(5,772), respectively, during 2004. During 2006, 2005, and 2004, the Company realized losses of $9,207, $1,537, and $20,427, respectively, related to impairment of debt securities.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2006 and 2005, debt securities with fair value totaling $270,701 and $295,587, respectively, were less than investment grade. At December 31, 2006 and 2005, there were no securities to be restructured pursuant to commenced negotiations. There was one debt security that defaulted in 2006. The scheduled second interest payment was written off through net investment income, and subsequent interest was not accrued.

                                 (IN THOUSANDS)



EQUITY SECURITIES
During 2006, 2005 and 2004, the proceeds from sales of equity securities amounted to $1,373, $4,386, and $181,206, respectively. The gross gains (losses) realized on those sales were $18 and $(25), $20 and $(210), and $1,458 and $(170), for 2006, 2005 and 2004, respectively.

The cost basis of equity securities, excluding affiliates, was $6,186 as of December 31, 2006. The equity securities had gross unrealized gains of $2,589 and realized gains of $205 as of December 31, 2006. There were no equity securities held as of December 31, 2005.

OTHER INVESTED ASSETS
As of December 31, 2006 and 2005, other invested assets included $178,745 and $135,901 of partnership investments. The Company recognized realized losses of $4,993 and $5,246 in 2006 and 2005, respectively, associated with other than temporary impairments of certain partnership investments. Realized losses were classified as investment income.

UNREALIZED LOSSES ON INVESTMENTS
Management has determined that the unrealized losses on the Company's investments in equity and fixed maturity securities at December 31, 2006 are temporary in nature. The Company conducts a review each quarter to identify and evaluate investments that may be impaired due to interest rate movements or credit-related events. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other than temporary include the significance of the decline in fair value, the length of time a security's fair value is below its amortized cost, current economic conditions, past credit loss experience, estimated future cash flows and the Company's ability and intent to hold the investment for a sufficient period of time to allow for anticipated recovery.

The tables below show the fair value of investments in debt securities in an unrealized loss position at December 31, 2006 and 2005, respectively.

                                 (IN THOUSANDS)

                                                          DECEMBER 31, 2006
                              -------------------------------------------------------------------------
                                LESS THAN 12 MONTHS      12 MONTHS OR LONGER            TOTAL
                              -------------------------------------------------------------------------
                                            GROSS                     GROSS                   GROSS
                                FAIR      UNREALIZED                UNREALIZED     FAIR     UNREALIZED
                               VALUE        LOSSES     FAIR VALUE    LOSSES       VALUE       LOSSES
                              -------------------------------------------------------------------------
U.S. Treasury, government
and agency securities          $ 91,191       $ 2,615  $    1,010       $    2  $   92,201      $ 2,617
Corporate securities            372,468        22,072     421,603        5,701     794,071       27,773
Residential MBS                 171,472         3,635     248,386          250     419,858        3,885
Commercial MBS                  229,980         6,975     304,979        1,516     534,959        8,491
Asset-backed securities          57,367           428      47,099           75     104,466          503
Redeemable preferred stocks           -             -       7,521          479       7,521          479
                              -------------------------------------------------------------------------
  TOTAL DEBT SECURITIES        $922,478       $35,725  $1,030,598       $8,023  $1,953,076      $43,748
                              =========================================================================

                                                          DECEMBER 31,2005
                              -------------------------------------------------------------------------
                                LESS THAN 12 MONTHS      12 MONTHS OR LONGER             TOTAL
                              -------------------------------------------------------------------------
                                             GROSS                     GROSS                   GROSS
                                FAIR      UNREALIZED                UNREALIZED     FAIR     UNREALIZED
                               VALUE        LOSSES      FAIR VALUE    LOSSES      VALUE       LOSSES
                              -------------------------------------------------------------------------
U.S. Treasury, government
and agency securities         $  330,954      $ 2,452     $ 21,624     $   593  $  352,578      $ 3,045
Corporate securities             487,464       16,098      139,338       9,132     626,802       25,230
Residential MBS                  615,245       10,487      265,555       7,858     880,800       18,345
Commercial MBS                   531,232       13,741       89,466       2,579     620,698       16,320
Asset-backed securities           63,145        2,374       71,047       1,068     134,192        3,442
Redeemable preferred stocks            -            -           70          25          70           25
                              -------------------------------------------------------------------------
 TOTAL DEBT SECURITIES        $2,028,040      $45,512     $587,100     $21,255  $2,615,140      $66,407
                              =========================================================================


OTHER
Investments on deposit with regulatory authorities as required by law were $7,714 and $7,506 at December 31, 2006 and 2005, respectively.

3. INVESTMENT INCOME AND CAPITAL GAINS:
The following table summarizes the sources of investment income for the years ended December 31:




                                    2006        2005        2004
                                  --------    --------   --------
Debt securities                   $341,647    $328,587   $374,451
Mortgage loans                           1           1      2,279
Real estate                          2,209       2,209      2,209
Policy loans                        35,213      37,358     37,615
Short-term investments               9,508      10,135      2,141
Other invested assets               31,148      16,119     16,725
                                  --------    --------   --------
Gross investment income            419,726     394,409    435,420
                                  --------    --------   --------
  Less: Investment expense           9,235       9,124      8,030
                                  --------    --------   --------

NET INVESTMENT INCOME             $410,491    $385,285   $427,390
                                  ========    ========   ========





The following table summarizes net realized capital gains/(losses) on investments for the years ended December 31:

                                 (IN THOUSANDS)


                                                        2006          2005          2004
                                                      --------      --------      --------

Debt securities                                       $ (9,626)     $ 14,658      $ 15,265
Equity securities, mortgage loans and real estate          (13)         (243)        1,287
Other invested assets                                   (1,206)      (15,931)      (16,510)
Amortization of deferred acquisition costs               1,178        (1,433)       (1,250)
                                                      --------      --------      --------
NET REALIZED LOSSES                                   $ (9,667)     $ (2,949)     $ (1,208)
                                                      ========      ========      ========


The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                                      2006          2005          2004
                                                                    --------      --------      --------

RECLASSIFICATION ADJUSTMENTS
Unrealized holding (losses) arising during period, net of taxes     $(52,696)     $(79,123)     $(22,230)
Reclassification adjustment for losses/(gains)
  included in net income                                               9,427        (6,869)       (2,947)
                                                                    --------      --------      --------

UNREALIZED (LOSSES)/GAINS ON INVESTMENTS, NET
  OF RECLASSIFICATION ADJUSTMENT                                    $(43,269)     $(85,992)     $(25,177)
                                                                    ========      ========      ========

Reclassification adjustments reported in the above table for the years ended December 31, 2006, 2005 and 2004 are net of income tax expense/(benefits) of $(5,076), $3,697 and $1,587, respectively, and $(1,584), $(1,538), and $(602), respectively, relating to the effects of such amounts on deferred acquisition costs/(benefits).

4. DERIVATIVES:
The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company's asset/liability management process, which focuses on risks that impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern all OTC derivative contracts. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

                                 (IN THOUSANDS)


The fair value of derivatives contracts are based on dealers' quotes and represent the estimated amount the Company would receive to terminate the contracts taking into account current interest rates and the credit worthiness of the counterparties, where appropriate. The Company had open futures with a fair value of $(184) and $(120) as of December 31, 2006 and 2005, respectively. The Company had open put options with a fair value of $15,727 and $7,519 as of December 31, 2006 and 2005, respectively. The Company had open interest rate swaps with a notional amount of $35,000 and $420,000 and a fair value of $(126) and $7,297 as of December 31, 2006 and 2005, respectively. The Company had open interest rate cap positions with a notional amount of $1,250,000 and $1,250,000 and a fair value of $1,724 and $3,420 as of December 31, 2006 and 2005, respectively.

5. FAIR VALUE INFORMATION:
The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2006 and 2005.




                                                    2006                           2005
                                         -------------------------     --------------------------
                                           CARRYING                      CARRYING
                                            VALUE       FAIR VALUE       VALUE         FAIR VALUE
                                         ----------     ----------     ----------     ----------
FINANCIAL ASSETS:
 Debt securities, available for sale     $5,690,980     $5,690,980     $5,518,073     $5,518,073
 Equity securities                            8,980          8,980             --             --
 Policy loans                               633,403        640,240        625,432        626,478
 Short-term investments                     191,347        191,347        220,783        220,783
 Other invested assets                      245,156        245,151        204,461        204,461
 Cash and cash equivalents                   55,288         55,288         83,994         83,994
 Separate account assets                  3,791,429      3,791,429      3,291,039      3,291,039

FINANCIAL LIABILITIES:
 Investment-type contracts
   Individual annuities                  $1,266,887     $1,263,130     $1,216,736     $1,219,199
   Group annuities                           16,639         16,532         20,343         20,257
   Other policyholder funds                 240,496        240,496        241,424        241,424
                                         ----------     ----------     ----------     ----------
Total policyholder funds                  1,524,022      1,520,158      1,478,503      1,480,880
Policyholder's dividends payable             18,554         18,554         18,989         18,989
Separate account liabilities              3,791,429      3,791,429      3,291,039      3,291,039


The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The estimated fair values for limited partnerships, included in other invested assets, are based on values determined by the partnerships' managing general partners. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The resulting fair values may not be indicative of the value that could be negotiated in an orderly transaction between market participants.

                                 (IN THOUSANDS)


The fair values of the Company's liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of other policyholder funds, policyholders' dividends payable, debt and separate account liabilities approximate their fair values.

The fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

6. BENEFIT PLANS:
The Company maintains both funded and unfunded non-contributory defined benefit pension plans covering all eligible employees. The Company also has other postretirement benefit plans (health care plans) covering eligible existing retirees and limited other eligible employees. The Company uses a measurement date of December 31 for all plans.

BENEFIT OBLIGATIONS
The following table sets forth the plans' change in benefit obligation as of December 31, 2006 and 2005:

                                            PENSION BENEFITS             OTHER BENEFITS
                                         -----------------------      -------------------
                                          2006          2005          2006         2005
                                         --------       --------      -------     -------
Benefit obligation at beginning of
year                                     $135,187       $123,779     $37,390     $39,283
Service cost                                  134          3,511         551         543
Interest cost                               7,402          7,150       1,919       1,936
Plan amendment                                  -            547           -
Actuarial (gain) loss                      (5,439)         5,028      (2,176)     (2,173)
Benefits paid                              (5,140)        (4,828)     (2,360)     (2,200)
                                         --------       --------      ------     -------

BENEFIT OBLIGATION AT END OF YEAR        $132,144       $135,187     $35,324     $37,389
                                         ========       ========     =======     =======

The accumulated benefit obligation for all defined benefit plans as of December 31, 2006 and 2005 was $130,760 and $134,889, respectively.

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation at December 31 were:


                                              PENSION BENEFITS           OTHER BENEFITS
                                              ----------------           --------------
                                              2006         2005         2006         2005
                                              ----         ----         ----         ----
Discount rate                                 5.90%        5.65%        5.75%        5.50%
Rate of compensation increase                 4.25%        4.25%        4.00%        4.00%

                                 (IN THOUSANDS)


The discount rate is determined at the annual measurement date of the plans and is therefore subject to change each year. The rate reflects prevailing market rates for high quality fixed-income debt instruments with maturities corresponding to expected duration of the benefit obligations on the measurement date. The rate is used to discount the future cashflows of benefits obligations back to the measurement date.

At December 31, 2006, the assumed health care cost trend rate to be used in measuring the accumulated postretirement benefit obligation for 2007 will be 9.5%, grading to 5% for 2010. At December 31, 2005, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation for 2006 was 11%, grading to 5% for 2010.

PLAN ASSETS
The following table sets forth the plan assets as of December 31:

                                                   PENSION BENEFITS                OTHER BENEFITS
                                               ------------------------        ----------------------
                                                  2006          2005            2006           2005
                                               ---------      ---------        -------        -------
CHANGE IN PLAN ASSETS:
Fair value of plans assets at beginning of
year                                           $ 108,935      $  97,212        $    --        $    --
Actual return on plan assets                      15,719          4,653             --             --
Employer contribution                              1,921         11,898          2,360          2,200
Benefits paid                                     (5,140)        (4,828)        (2,360)        (2,200)
                                               ---------      ---------        -------        -------

FAIR VALUE OF PLAN ASSETS AT END OF YEAR       $ 121,435      $ 108,935        $    --        $    --
                                               =========      =========        =======        =======


The Company's investment objectives with respect to pension assets have been growth, preservation of principal and preservation of purchasing power. In 2006, this was amended to also include partial immunization through asset/liability matching while maintaining return objective over the long term. To achieve these objectives, the Company has established a strategic asset allocation policy. Plan assets are diversified both by asset class and within each asset class in order to provide reasonable assurance that no single security or class of security will have a disproportionate impact on the plan. Consistent with this change in investment policy, fixed income assets are to be managed on a buy-and-hold basis to achieve durations consistent with the liability matching strategy yet allow for appropriate liquidity for benefit payments. Going forward, the plan will be rebalanced annually back to the current 50/50 target allocation between equity securities and fixed income/cash. Performance of investment managers, liability measurement and investment objectives are reviewed on a regular basis. The Company's pension plan asset allocation at December 31, 2006 and 2005, and the current target allocations are as follows:


                                     2007 TARGET      PERCENTAGE OF PLAN ASSETS
                                     ALLOCATION          AS OF DECEMBER 31,
                                     -----------      -------------------------

ASSET CATEGORY                                           2006           2005
                                                         ----           ----
Equity securities                      50%                51%           56%
Fixed income & cash                    50%                49%           44%
                                                         ----          ----
Total                                                    100%          100%
                                                         ====          ====

The expected long-term rate of return on plan assets was 7.0% and 8.0% in 2006 and 2005, respectively. The expected rate of return on plan assets was estimated utilizing a variety of factors including the historical investment returns achieved over a long-term period, the targeted allocation of plan assets and expectations concerning future returns in the marketplace for both equity and debt securities. Lower returns on plan assets result in higher pension expense.

During 2006, the Company withdrew $53,000 of plan assets from its group annuity contracts, and invested it in fixed income securities. At December 31, 2006, the fair value of the investment in fixed income securities was $58,578. At December 31, 2006, the remaining balance of $62,857 continued to be invested in group annuity contracts, which in turn are invested in various investment options of related funds. At December 31, 2005, all of the plans' assets were invested in the Company's group annuity contracts.

                                 (IN THOUSANDS)

FUNDED STATUS
The funded status of the plans, reconciled to the amount reported on the statement of financial position is as follows:

                                                           PENSION BENEFITS               OTHER BENEFITS
                                                      -------------------------     -------------------------
                                                         2006           2005            2006          2005
                                                      ---------      ---------      ---------      ---------
Benefit Obligation                                    $(132,144)     $(135,187)     $ (35,323)     $ (37,389)
Fair value of plan assets                               121,435        108,935             --             --
                                                      ---------      ---------      ---------      ---------
FUNDED STATUS                                         $ (10,709)     $ (26,252)     $ (35,323)     $ (37,389)
                                                      =========      =========      =========      =========

Funded status                                         $ (10,709)     $ (26,252)     $ (35,323)     $ (37,389)
Unrecognized net actuarial loss                           5,099         19,240          4,258          6,606
Unrecognized prior service cost (benefit)                    --             --         (1,353)        (1,804)
                                                      ---------      ---------      ---------      ---------
NET AMOUNT RECOGNIZED                                 $  (5,610)     $  (7,012)       (32,418)     $ (32,587)
                                                      =========      =========        =======      =========

Amount recognized in balance sheet:
Prepaid pension asset                                 $  18,802      $  17,438      $      --      $      --
Accrued benefit liability                               (27,143)       (28,809)     $ (32,418)     $ (32,587)
Minimum pension liability                                 2,731          4,359      $      --      $      --
                                                      ---------      ---------      ---------      ---------
NET AMOUNT RECOGNIZED                                 $  (5,610)     $  (7,012)     $ (32,418)     $ (32,587)
                                                      =========      =========      =========      =========

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $28,527, $27,143 and $0, respectively as of December 31, 2006. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $29,108, $28,810 and $0, respectively as of December 31, 2005.

As of December 31, 2006, the projected benefit obligation for all pension benefit plans exceeds the fair value of plan assets and the accumulated postretirement benefit obligation exceeds plan assets for all of the Company's other postretirement benefit plans.

A minimum pension liability adjustment is required when the actuarial present value of accumulated benefits exceeds plan assets. In 2006 and 2005, the change in the minimum pension liability, net of the change in the related intangible asset of $(1,628) and $202 respectively, was reported in equity.

ACTUAL CONTRIBUTIONS AND BENEFITS
The contributions made and the benefits paid from the plans were:

                             PENSION BENEFITS          OTHER BENEFITS
                            -------------------      ------------------
                             2006        2005         2006        2005
                            ------      -------      ------      ------
Employer Contributions      $1,921      $11,898      $2,360      $2,200
Benefits Paid               (5,140)      (4,828)     (2,360)     (2,200)

EXPECTED EMPLOYER CONTRIBUTIONS
The Company's funding policy is to contribute an amount at least equal to the minimum required contribution under ERISA. The Company may increase its contribution above the minimum based upon an evaluation of the Company's tax and cash positions and the plan's funded status.

                                 (IN THOUSANDS)


In 2007, the Company expects to make the minimum required contribution to the unfunded pension and postretirement plans in an amount equal to benefit costs of approximately $2,008 and $2,694, respectively. The Company doe not expect to make a contribution to the funded pension plan.

ESTIMATED FUTURE BENEFIT PAYMENTS:
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                          PENSION         OTHER
                          BENEFITS       BENEFITS
                          --------       --------
2007                      $ 5,568        $ 2,694
2008                        5,828          2,792
2009                        6,300          2,891
2010                        6,811          2,949
2011                        7,180          2,992
Years 2012-2016            43,371         15,050

NET PERIODIC COST
The following are the components of the net periodic benefit costs (excluding the minimum pension liability adjustment) for the years ending December 31, 2006 and 2005:


                                         PENSION   BENEFITS         OTHER BENEFITS
                                        --------------------      --------------------
                                          2006         2005         2006         2005
                                        -------      -------      -------      -------
Service cost                            $   134      $ 3,511      $   551      $   544
Interest cost                             7,402        7,150        1,919        1,936
Expected return on plan assets           (7,513)      (7,662)          --           --
Amortization of prior service cost           --           46         (451)      (1,747)
Amount of recognized gains and loss         496          342          171           84
                                        -------      -------      -------      -------
 Net periodic benefit cost                  519        3,387        2,190          817

SFAS 88 Charges:
Curtailment charge                           --          924           --           --
                                        -------      -------      -------      -------
 TOTAL NET PERIODIC BENEFIT COST        $   519      $ 4,311      $ 2,190      $   817
                                        =======      =======      =======      =======



The Company approved the freezing of benefits under its qualified and TEFRA pension plans effective December 31, 2005. The qualified and TEFRA pension plans' obligation and assets were remeasured, with obligations using a 5.75% discount rate. During 2005, the pension plan was amended to increase the pension policy benefit, to freeze the benefit service credit that applied toward the payment period, and to allow future service to count toward vesting. Due to these plan amendments; there was a one-time curtailment charge of $924.

The weighted-average assumptions used to determine net cost were:

                                     PENSION BENEFITS     OTHER BENEFITS
                                     ----------------     ---------------
                                      2006      2005      2006     2005
                                      ----      ----      ----      ----

Discount rate                         5.65%     5.75%     5.50%     5.75%
Expected return on plan assets        7.00%     8.00%        -         -
Rate of compensation increase         4.25%     4.25%     4.00%     4.00%

                                 (IN THOUSANDS)

The assumed health care cost trend rate used in determining net periodic costs for 2006 was 11.0%, grading to 5.0% for 2011.

The assumed health care cost trend rate used in determining net periodic costs for 2005 was 12.5%, grading to 5.0% for 2010.

Assumed health care trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:



                                         One-Percentage Point
                                        Increase     Decrease
                                        --------     --------
Service and interest cost components     $   196     $  (171)
Postretirement benefit obligation          2,740      (2,398)


The Medicare Prescription Drug, Improvement and Modernization Act of 2003 was signed into law on December 8, 2003. In accordance with FASB Staff Position SFAS 106-1, the Company made a one-time election to defer recognition of the effects of the law in the accounting for its plan under SFAS 106 and in providing disclosures related to the plan until authoritative guidance on the accounting for the federal prescription drug subsidy was issued. Final regulations regarding the implementation of the Act were issued in 2005. After reviewing its plans, the Company decided to forgo the federal prescription drug subsidy and instead offer plans that include the Medicare Part D benefit (Medicare Advantage Plans and Medicare Part D Prescription Drug Plans (PDPs)). Accordingly, the Company does not anticipate receiving any direct subsidy for Medicare Part D. Any indirect savings in future plan costs that may be passed on by insurers in the form of reduced premium rates will be reflected in the benefit obligations and accounting expense as gains when and if they occur.

DEFINED CONTRIBUTION PLANS
The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, is determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2006, 2005 and 2004, the expense recognized for these plans was $4,729, $4,665 and $5,639, respectively. The estimated fair value of the defined contribution plans' assets at December 31, 2006 and 2005 was $371,483 and $304,240, respectively.

At December 31, 2006 and 2005, $118,469 and $98,827, respectively, of the defined contribution plans' assets were invested in the Company's group annuity contracts.

7. INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                 (IN THOUSANDS)


                                          2006       2005
                                    -----------------------
DEFERRED TAX ASSETS:
 Future policy benefits                 $56,083   $ 86,334
 Policyholders' dividends payable         6,433      6,555
 Investment losses                       22,050     21,876
 Employee benefit liabilities            33,570     36,685
 Other                                   10,209     11,129
                                    ----------------------
  Total deferred tax asset              128,345    162,579
                                    ----------------------
DEFERRED TAX LIABILITIES:
 DAC                                    207,470    194,845
 Unrealized investment gains             31,860     56,843
 Other                                   43,513     43,009
                                    ----------------------
  Total deferred tax liability          282,483    294,697
                                    ----------------------
Net deferred tax liability              154,498    132,118
Tax currently (receivable)/payable       (1,532)    11,683
                                    ----------------------
ACCRUED INCOME TAXES                   $152,966   $143,801
                                    ======================


The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:







                                                    2006           2005          2004
                                                    -------      -------       -------
Tax expense at 35%                                  $66,441      $58,770       $71,476
(Decrease)/increase in income taxes resulting
from:
 Tax release                                        (10,683)           -             -
 Prior period adjustment                             (1,233)      (1,456)       (1,212)
 Dividends received deduction                        (5,756)      (4,991)       (3,632)
 Tax reserve                                         (3,561)       3,382           832
 Other                                                 (790)        (218)         (596)
                                                    -------      -------       -------
INCOME TAX EXPENSE                                  $44,418      $55,487       $66,868
                                                    =======      =======       =======



The Internal Revenue code temporarily suspended the Differential Earnings Adjustment (DEA) calculation required for mutual insurance companies for the years 2001 through 2003. The Pension Funding Equity Act of 2004 repealed Internal Revenue Code Section 809, relating to the DEA for taxable years beginning after December 31, 2004. There was no income impact from the DEA in 2004. The DEA recalculation for 2004 did not result in an income adjustment for 2005.

Cash paid for federal income taxes in 2006, 2005, and 2004 was $19,910, $37,250, and $62,580, respectively.

The Internal Revenue Service ("IRS") has completed their examination of the Company's income tax returns through the year 2001. Income tax returns for the tax years 2002 through 2004 are currently being examined by the IRS. Management believes that an adequate provision has been made for potential adjustments.

                                 (IN THOUSANDS)


8. REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                     ASSUMED          CEDED TO
                                                    FROM OTHER         OTHER
                                GROSS AMOUNT        COMPANIES        COMPANIES       NET AMOUNT
                                ------------        ---------        ---------       ----------
DECEMBER 31,2006:
  Life Insurance in-Force        $57,285,924       $1,695,211      $24,089,218      $34,891,917
  Premiums                           174,088            2,105           36,895          139,298
  Benefits                           473,447                -           69,666          403,781
  Reserves                         5,891,784            2,658          317,736        5,576,706

DECEMBER 31,2005:
  Life Insurance in-Force        $54,085,724       $1,802,190      $21,966,638      $33,921,276
  Premiums                           155,737            2,518           34,346          123,909
  Benefits                           453,995                -           54,558          399,437
  Reserves                         5,759,108            2,282          317,201        5,444,189

The December 31,2006 reserves ceded to other company includes an allowance for reinsurance recoverables of $1,230.

During 2004, the Company had gross premiums of $158,591, assumed premiums of $710, ceded premiums of $29,971, gross benefits of $434,958, assumed benefits of $0, and ceded benefits of $53,099.

Reinsurance receivables with a carrying value of $187,192 and $209,975 were associated with a single reinsurer at December 31, 2006 and 2005, respectively. This recoverable is secured by investment grade securities with a market value of $220,859 and $219,839, respectively held in trust.

9. DEBT:

On June 23, 2004, the Company issued a Surplus Note ("Notes") with a principal balance of $200,000, at a discount of $3,260. The Notes bears interest at 6.65%, and have a maturity date of June 15, 2034. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended and are administered by a U.S. bank as registrar/paying agent. Interest on the 6.65% Notes is scheduled to be paid semiannually on April 1 and October 1 of each year. At December 31, 2006 and 2005, the amortized cost basis of the Notes was $196,843 and $196,803, respectively.

The Company's broker/dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers. The Company is required to collateralize amounts borrowed in excess of certain limits. At December 31, 2006, the Company had debt of $55,400, which was collateralized by customer-owned securities valued at approximately $27,690 and remaining bank loans, including bank overdrafts of $45,942, which were not collateralized.

                                 (In thousands)

At December 31, 2005, the Company had debt of $83,000, which was collateralized by customer-owned securities valued at approximately $95,029 and remaining bank loans, including bank overdrafts of $49,829, which were not collateralized. The bank loans are demand obligations and generally require interest based on the Federal Funds rate. At December 31, 2006 and 2005, the weighted average interest rates on these borrowings were 5.56% and 4.36% respectively.

10. Guaranteed Minimum Death Benefits and Living Benefits:

The Company has variable annuity contracts containing GMDB provisions that provide a specified minimum benefit payable upon death as follows:

         o RETURN OF PREMIUM - provides the greater of the account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net purchase Payments". This guarantee is a standard death benefit on all individual variable annuity products.

         o STEP-UP - provides a variable death benefit equal to the greater of the account value and the highest variable account value adjusted for withdrawals and transfers from any prior contract anniversary date.

         o RISING FLOOR - provides a variable death benefit equal to the greater of the current account value and the variable purchase payments accumulated at a set rate and adjusted for withdrawals and transfers.

The following table summarizes the account values and net amount at risk, net of reinsurance, and reserves for variable annuity contracts with guarantees invested in the separate account as of December 31:



                           2006          2005
                     ----------------------------
Account value          $2,466,556     $2,044,437
Net amount at risk         34,748         57,069
GAAP Reserves               2,613          3,413


Stochastic modeling was used to determine the liability. The stochastic model involves 1,000 scenarios. Stochastic modeling generates a projection of excess benefits. A ratio of the present value of these excess benefits to the present value of excess revenues is calculated and applied to the excess revenues in that period to determine the new liability accrual. This accrual is rolled forward with interest and amortized as excess payments are made.

The Company regularly evaluates the estimates used to model the GMDB reserve and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

The Company sells variable annuity contracts that have living benefits, which are GMAB and GMAB\GMWB Rider options.

11. COMMITMENTS AND CONTINGENCIES:


The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the normal conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues.

                                 (In thousands)


The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. The liability for estimated guaranty fund assessments, net of applicable premium tax credits, as of December 31,2006 and 2005 was $500 and $900, respectively.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2006, the Company had outstanding commitments totaling $127,882, which approximates fair value, relating to these investment activities.

The Company has entered into various leases, primarily for field and sales offices. As of December 31, 2006, future minimum payments under noncancellable leases are as follows:



                                    YEAR ENDING     OPERATING
                                    -----------     ---------
                                    DECEMBER 31,      LEASES
                                    -----------     ---------
                                       2007          $20,893
                                       2008           18,956
                                       2009           17,129
                                       2010           14,229
                                       2011           11,198
                                    Thereafter        18,424


12. STATUTORY INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus, which differs in certain respects from with GAAP. The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts.

Investments in bonds and preferred stocks are generally carried at amortized cost or market value. An Asset Valuation Reserve (AVR) is established as a liability to offset potential investment losses and an Interest Maintenance Reserve (IMR) is established as a liability to capture capital gains and losses on the sale of fixed income investments, resulting from changes in the general level of interest rates.

The combined insurance companies' statutory capital and surplus at December 31, 2006 and 2005 was $1,295,642 and $1,248,230, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2006, 2005, and 2004, was $56,694 $184,590, and $79,791, respectively.

Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, minimum amounts of statutory surplus are required to be maintained based on various risk factors related to it. At December 31, 2006, the Company's surplus exceeds these minimum levels.

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements included in Part B:

          Financial Statements of Penn Mutual Variable Annuity Account III:

          Statement of Assets - December 31, 2006
          Statement of Operations - December 31, 2006
          Statements of Changes in Net Assets - For the years ended December 31,
             2006 and 2005
          Notes to Financial Statements
          Report of Independent Auditors

          Financial Statements of The Penn Mutual Life Insurance Company:

          Report of Independent Auditors

          Consolidated Balance Sheets for the years ended December 31, 2006 and
             2005
          Consolidated Income Statements for the years ended December 31, 2006,
             2005 and 2004
          Consolidated Statements of Changes in Equity for the years ended
             December 31, 2006, 2005, and 2004
          Consolidated Statements of Cash Flows for the years ended December 31,
             2006, 2005 and 2004
          Notes to Financial Statements

     (b)  Exhibits

          1. (a) Resolutions of Executive Committee of Board of Trustees of The Penn Mutual Life Insurance Company authorizing the establishment of the Registrant. Incorporated herein by reference to Exhibit 1(a) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

               (b) Resolutions of Executive Committee of Board of Trustees of The Penn Mutual Life Insurance Company authorizing investments of the Registrant. Incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Commander) on Form N-4 (File No. 333-62825), as filed with The Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27, 1999.

          2.        Not applicable.

          3. (a) Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

               (a)(1) Schedule I dated November 1, 2000 to Sales Support
                    Agreement. Incorporated herein by reference to Exhibit 3(a)(1) to Post Effective Amendment No. 3 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-002423) on September 28, 2000.

               (b) Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual). Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Olympia XT) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

               (c) Form of Agent's Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001304) on September 3, 1998.

               (d) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 33-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

               (e) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws. Incorporated herein by reference to Exhibit 3(e) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Commander) on Form N-4 (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27, 1999.

               (f) Form of Addendum (Form 98-1) to Broker-Dealer Selling Agreement. Incorporated herein by reference to Exhibit 3(f) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

          4.   (a)  Group Variable and Fixed Annuity Contract (primarily for
                    Section 403(b) retirement plans) (Form GDI-385) and Certificate issued under the Contract (Form EB 1611). Incorporated herein by reference to Exhibit 4(a) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

               (b) Individual Variable Annuity Contract (Form DI-1182-V). Incorporated herein by reference to Exhibit 4(b) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

               (c) Endorsement No. 1309-82 to Individual Variable Annuity Contract. Incorporated herein by reference to Exhibit 4(c) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

               (d) Individual Variable and Fixed Annuity Contract - Flexible Purchase Payments (Form DV-790). Incorporated herein by reference to Exhibit 4(d) to Post Effective

                    Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

               (e) Endorsement No. 1536-90 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to
                    Exhibit 4(e) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

               (f) Endorsement No. 1534-96 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to
                    Exhibit 4(f) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

               (g) Endorsement No. 1542-97 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to
                    Exhibit 4(g) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

               (h) Endorsement No. 1534-94 to 403(b) Policy Loan. Incorporated herein by reference to Exhibit 4(h) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

               (i) Individual Variable Annuity Contract - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(i) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

               (j) Group Variable and Fixed Annuity Contract - Flexible Purchase Payments Participating. Incorporated herein by reference to Exhibit 4(j) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

               (k) Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to
                    Exhibit 4(k) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

               (l) Group Variable and Fixed Annuity Contract - Flexible Purchase Payments - Participating. Incorporated herein by reference to Exhibit 4(l) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

               (m) Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to
                    Exhibit 4(m) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

               (n) Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to
                    Exhibit 4(n) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

               (o) Endorsement No. 1722-01 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to
                    Exhibit 4(o) to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500028) on April 24, 2001.

          5. (a) Application (Form EB 1610) for participation in Group Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 5(a) to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999

               (b) Application (Form PM3502 11/94) for Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to
                    Exhibit 5(b) to Post Effective Amendment No. 2 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

          6.   (a)  Charter of The Penn Mutual Life Insurance Company (May
                    1983). Incorporated herein by reference to Exhibit 6(a) the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

               (b) By-laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(b) to the Registration Statement of Penn Mutual Variable Annuity Account III on form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-501231) on December 6, 2001.

          7.        None.

          8. (a)(1) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(1) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

               (a)(2) Form of Assignment and Modification Agreement between
                    Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

               (a)(3) Amendment to Fund Participation Agreement between The Penn
                    Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust.

                    Incorporated herein by reference to Exhibit 8(b)(3) to Post Effective Amendment No. 5 to the Registration Statement of Penn Mutual Variable Life Account I (Cornerstone) on Form S-6 (File No. 33-54662), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003328) on April 30, 1997.

               (b) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit 8(b) to the Registration Statement of Penn Mutual Variable Annuity Account III (Penn Freedom) on Form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000811) on April 23, 2002.

               (c) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(d) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

               (d) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(e) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

               (e) Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc.(renamed The Universal Institutional Funds, Inc. Effective May 1, 2000), Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Incorporated herein by reference to Exhibit 8(f) to Post Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I (Pennant) on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003327) on April 30, 1998.

          9. Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 28 to the Registration Statement of Penn Mutual Variable Account III (Diversifier II/Optimizer) on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500028) on April 24, 2001.

          10. (a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm is filed herewith.

               (b)  Consent of Morgan, Lewis & Bockius LLP is filed herewith.

          11.       None.

          12.       None.

          13. (a) Powers of Attorney of Trustees, previously filed as Exhibit 14 to the Registration Statement on September 14, 2001 (File No. 333-69386 and Accession No. 0000950116-01-500817) and
                    incorporated herein by reference.

               (b) Power of Attorney for Julia Chang Bloch, previously filed as Exhibit (14)(c) to the Registration Statement on June 11, 1999, (File No. 002-77283 and Accession No.
                    0000950116-99-001164) and incorporated herein by reference.

               (c) Power of Attorney for Edmond F. Notebaert, previously filed as Exhibit (14)(b) to the Registration Statement on April 24, 1998, (File No. 002-77283 and Accession No. 0000950109-98-002717) and incorporated herein by reference.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

          The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.


NAME                    POSITION AND OFFICES WITH DEPOSITOR
----                    -----------------------------------
Robert E. Chappell      Chairman of the Board and Chief Executive Officer and
                        Member of the Board of Trustees

Daniel J. Toran         President and Chief Operating Officer and Member of the
                        Board of Trustees

Peter J. Vogt           Executive Vice President and Chief Financial Officer

Terry A. Ramey          Senior Vice President and Chief Information Officer

Edward F. Clemons       Senior Vice President and Chief Human Resources Officer

Richard J. Miller       Executive Vice President and Chief Marketing Officer

N. Robert Lazarus       Senior Vice President and Chief Compliance Officer

Peter M. Sherman        Executive Vice President and Chief Investment Officer

Jeffrey C. Carleton     Senior Vice President, Wholesale Distribution

Ralph L. Crews          Senior Vice President, Retail Distribution

Frederick M. Rackovan   Vice President, New Business

Franklin L. Best, Jr.   Managing Corporate Counsel and Secretary

Susan T. Deakins        Vice President and Chief Actuary

Frank J. Howell         Vice President, Sales Support

Thomas H. Coffey        Vice President, Independence Financial Network

Kyle Elken              Vice President and Controller

          The business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                 PENN MUTUAL WHOLLY-OWNED SUBSIDIARIES


Corporation                                         Principal Business           State of Incorporation
-----------                                         ------------------           ----------------------
The Penn Insurance and Annuity Company  Life Insurance and Annuities             Delaware

Independence Capital Management, Inc.   Investment Adviser                       Pennsylvania

Penn Series Funds, Inc.                 Investment Company                       Maryland

Penn Janney Fund, Inc.                  Investments                              Pennsylvania

Penn Janney Advisory, Inc.*             Investment Adviser                       Pennsylvania

PENN JANNEY GP LLC**                    Investments                              Delaware

Penn Janney Opportunities Fund          Investments                              Delaware
LP***

INDEPENDENCE SQUARE PROPERTIES,         Holding Company                          Delaware
LLC****

The Pennsylvania Trust Company          Trust Company                            Pennsylvania

INDEPRO CORPORATION                     Real Estate Investment                   Delaware

HORNOR, TOWNSEND & KENT, INC.           Registered Broker-Dealer and Investment  Pennsylvania
                                        Adviser

ISP PARKER HUNTER                       Holding Company                          Delaware



* Penn Janney Advisory, Inc. is 50% owned by Penn Mutual and 50% owned by Janney Montgomery Scott LLC.



** Penn Janney GP LLC is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Richard Fox.



*** Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.



**** Independence Square Properties, LLC is 95% owned by Penn Mutual and 5% owned by ISP Parker Hunter, which is 100% owned by Penn Mutual.

                       INDEPENDENCE SQUARE PROPERTIES, LLC
                            WHOLLY-OWNED SUBSIDIARIES

Corporation                                         Principal Business           State of Incorporation
-----------                                         ------------------           ----------------------
WPI Investment Company                  Real Estate Investment                   Delaware

JANNEY MONTGOMERY SCOTT LLC             Registered Broker-Dealer and Investment  Delaware
                                        Adviser

                               INDEPRO CORPORATION
                            WHOLLY-OWNED SUBSIDIARIES

Corporation                                         Principal Business           State of Incorporation
-----------                                         ------------------           ----------------------
Indepro Property Fund I Corporation     Real Estate Investment                    Delaware

Indepro Property Fund II Corporation    Real Estate Investment                    Delaware

                           JANNEY MONTGOMERY SCOTT LLC
                            WHOLLY-OWNED SUBSIDIARIES


Corporation                                         Principal Business           State of Incorporation
-----------                                         ------------------           ----------------------
JMS Resources, Inc.                     Oil and Gas Development                   Pennsylvania

JMS Investor Services, Inc.             Insurance Sales                           Delaware

Parker/Hunter Incorporated              Registered Broker-Dealer                  Pennsylvania

Janney Montgomery Scott Insurance       Insurance Agents or Brokers               Massachusetts
Agency

Penn Janney Advisory, Inc.*             Investment Adviser                        Pennsylvania

PENN JANNEY GP LLC**                    Investments                               Delaware

Penn Janney Opportunities Fund          Investments                               Delaware
LP***



* Penn Janney Advisory, Inc. is 50% owned by Penn Mutual and 50% owned by Janney Montgomery Scott LLC.



** Penn Janney GP LLC is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Richard Fox.



*** Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.

                          HORNOR, TOWNSEND & KENT, INC.
                            WHOLLY-OWNED SUBSIDIARIES


Corporation                                         Principal Business           State of Incorporation
-----------                                         ------------------           ----------------------
Hornor, Townsend & Kent, Inc. of        Financial Services                       Delaware
Delaware, Inc.

Hornor, Townsend & Kent, Inc.           Insurance Agents or Brokers              Pennsylvania
Insurance Agency, Inc.

Hornor, Townsend & Kent, Inc.           Insurance Agents or Brokers              Ohio
Insurance Agency of Ohio, Inc.



                               PENN JANNEY GP LLC
                            WHOLLY-OWNED SUBSIDIARIES



Corporation                                         Principal Business           State of Incorporation
-----------                                         ------------------           ----------------------
Penn Janney Opportunities Fund LP*      Investments                              Delaware



* Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.


                                ISP PARKER HUNTER
                            WHOLLY-OWNED SUBSIDIARIES

Corporation                                         Principal Business           State of Incorporation
-----------                                         ------------------           ----------------------
Independence Square Properties, Inc.*   Holding Corporation                      Delaware

* Independence Square Properties, LLC is 95% owned by Penn Mutual and 5% owned by ISP Parker Hunter, which is 100% owned by Penn Mutual.

ITEM 27. NUMBER OF CONTRACT OWNERS


          As of March 31, 2007, there were:



          21,998 - owners of qualified individual variable annuity contracts - Diversifier II;



          2,018 - owners of qualified individual variable annuity contracts - Retirement Planner VA;






          6,885 - owners of nonqualified individual variable annuity contracts - Diversifier II; and



          84 - owners of nonqualified individual variable annuity contracts - Retirement Planner VA.


ITEM 28. INDEMNIFICATION

          Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-69386) and are incorporated in this Post-Effective Amendment by reference.

          Pennsylvania law (15 Pa. C.S.A. Sections 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

          Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

          Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     a) Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant. Hornor Townsend & Kent, Inc. also serves as distributor of variable life contracts issued through Penn Mutual Variable Life Account I, a separate account of The Penn Mutual Life Insurance Company.

     b)   Hornor, Townsend & Kent, Inc. - Directors and Officers

          Daniel J. Toran, Chairman of the Board







          Richard J. Miller, Director, President and Chief Executive Officer





          N. Robert Lazarus, Director Senior Vice President, Chief Compliance Officer, Anti Money Laundering Officer and Chief Operating Officer


          Terry A. Ramey, Director
          Peter J. Vogt, Director


          Michelle A. Barry, Vice President, Marketing


          Franklin L. Best, Jr., Counsel and Secretary
          Joseph P. Carra, Director, HTK Commissions
          Robert L. Mainardi, Auditor
          Paul I. Martin, Director, Contracts, Licensing and Registration Nicole S. McCormack, Director, Operations




          Roger Pacheco, Assistant Vice President, Quality
          Management/Surveillance


          David M. O'Malley, Director



          Ralph L. Crews, Director



          John P. Reidy, Vice President, Sales


          Stacey N. Polakowski, Treasurer and Controller
          Nancy S. Rush, Vice President, Benefits and Risk Management Scott L. Simon, Director, Operation Control

The principal business address of the directors and officers is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

          Commissions and Other Compensation Received By Each Principal Underwriter During Last Fiscal Year


                     Net Underwriting
Name of Principal      Discounts and    Compensation on    Brokerage        Other
   Underwriter          Commissions        Redemption     Commissions   Compensation
------------------   ----------------   ---------------   -----------   ------------
Hornor, Townsend &        $59,470              $0              $0             $0
Kent, Inc.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

          The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, is as follows:

          The Penn Mutual Life Insurance Company
          600 Dresher Road
          Horsham, Pennsylvania 19044

ITEM 31. MANAGEMENT SERVICES

          See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

          The Penn Mutual Life Insurance Company hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information; and

          (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

          Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

          The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Combination Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES


     As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 38 to the Registration Statement on Form N-4 to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania, on this 30th day of April, 2007.


                                        PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                        (Registrant)

                                        By: THE PENN MUTUAL LIFE INSURANCE
                                            COMPANY (Depositor)


                                        By: /s/ Robert E. Chappell
                                            ------------------------------------
                                            Robert E. Chappell
                                            Chairman of the Board of Trustees
                                            and Chief Executive Officer


     As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 38 to the Registration Statement on Form N-4 has been signed by the following persons, in the capacities indicated, on the 30th day of April, 2007.


Signature                                                 Title
---------                                                 -----


/s/ Robert E. Chappell                  Chairman of the Board of Trustees
-------------------------------------   and Chief Executive Officer
Robert E. Chappell


/s/ Peter J. Vogt                       Executive Vice President and
-------------------------------------   Chief Financial Officer
Peter J. Vogt

*JULIA CHANG BLOCH                      Trustee

*EDWARD G. BOEHNE                       Trustee

*JOAN P. CARTER                         Trustee

*PHILIP E. LIPPINCOTT                   Trustee

*JOHN F. MCCAUGHAN                      Trustee

*ALAN B. MILLER                         Trustee

*EDMOND F. NOTEBAERT                    Trustee

*ROBERT H. ROCK                         Trustee

*DANIEL J. TORAN                        Trustee


*By: /s/ Robert E. Chappell
     --------------------------------
      Robert E. Chappell,
      attorney-in-fact

                                  EXHIBIT INDEX

(10)(a)   Consent of PricewaterhouseCoopers, LLP

(10)(b)   Consent of Morgan, Lewis & Bockius LLP